UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-6093

Name of Registrant:	Vanguard Institutional Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1:	Schedule of Investments

Vanguard Institutional Index Fund
Schedule of Investments
September 30, 2006

	Shares	Market Value ($000)

Common Stocks (99.7%)

Consumer Discretionary (10.1%)
* Comcast Corp. Class A	10,490,356	386,570
Home Depot, Inc.	10,397,471	377,116
Time Warner, Inc.	20,492,173	373,572
The Walt Disney Co.	10,530,393	325,494
McDonald's Corp.	6,178,398	241,699
Target Corp.	4,325,530	238,986
News Corp., Class A	11,768,026	231,242
Lowe's Cos., Inc.	7,697,872	216,002
* Viacom Inc. Class B	3,556,328	132,224
* Starbucks Corp.	3,811,591	129,785
Federated Department Stores, Inc.	2,738,400	118,326
CBS Corp.	3,915,030	110,286
Best Buy Co., Inc.	2,048,419	109,713
* Kohl's Corp.	1,649,476	107,084
Carnival Corp.	2,241,950	105,439
The McGraw-Hill Cos., Inc.	1,772,911	102,882
^ General Motors Corp.	2,849,414	94,772
Staples, Inc.	3,661,648	89,088
NIKE, Inc. Class B	965,063	84,559
Harley-Davidson, Inc.	1,321,022	82,894
Omnicom Group Inc.	865,612	81,021
J.C. Penney Co., Inc. (Holding Co.)	1,129,561	77,251
Ford Motor Co.	9,476,845	76,668
Clear Channel Communications, Inc.	2,500,323	72,134
International Game Technology	1,710,718	70,995
Yum! Brands, Inc.	1,363,851	70,988
Johnson Controls, Inc.	985,310	70,686
Gannett Co., Inc.	1,190,553	67,659
* Sears Holdings Corp.	424,293	67,076
Marriott International, Inc. Class A	1,731,157	66,892
TJX Cos., Inc.	2,264,622	63,477
* Coach, Inc.	1,843,279	63,409
Starwood Hotels & Resorts Worldwide, Inc.	1,097,373	62,759
Harrah's Entertainment, Inc.	936,265	62,196
Fortune Brands, Inc.	759,896	57,076
* Office Depot, Inc.	1,427,108	56,656
* Bed Bath & Beyond, Inc.	1,422,525	54,426
Hilton Hotels Corp.	1,943,744	54,133
The Gap, Inc.	2,713,121	51,414
* Amazon.com, Inc.	1,583,044	50,847
Nordstrom, Inc.	1,150,691	48,674
Limited Brands, Inc.	1,710,748	45,318
* Univision Communications Inc.	1,264,165	43,411
Wendy's International, Inc.	592,865	39,722
Newell Rubbermaid, Inc.	1,395,739	39,527
Mattel, Inc.	1,903,814	37,505
Genuine Parts Co.	862,759	37,211
H & R Block, Inc.	1,620,130	35,222
* Apollo Group, Inc. Class A	705,574	34,742
Pulte Homes, Inc.	1,066,869	33,990
Whirlpool Corp.	394,304	33,165
D. R. Horton, Inc.	1,373,150	32,887
VF Corp.	447,118	32,617
Eastman Kodak Co.	1,440,708	32,272
Sherwin-Williams Co.	567,798	31,672
Lennar Corp. Class A	698,483	31,606
Tribune Co.	960,472	31,427
Centex Corp.	597,060	31,417
Darden Restaurants Inc.	736,120	31,263
Black & Decker Corp.	372,961	29,594
* Wyndham Worldwide Corp.	1,010,188	28,255
* AutoZone Inc.	265,613	27,438
Harman International Industries, Inc.	328,208	27,386
Tiffany & Co.	695,657	23,096
Leggett & Platt, Inc.	909,794	22,772
Family Dollar Stores, Inc.	763,641	22,329
^* Interpublic Group of Cos., Inc.	2,222,224	22,000
Dollar General Corp.	1,561,878	21,288
Liz Claiborne, Inc.	519,512	20,526
The Stanley Works	407,738	20,326
E.W. Scripps Co. Class A	419,633	20,113
Hasbro, Inc.	824,071	18,748
Jones Apparel Group, Inc.	563,919	18,294
Circuit City Stores, Inc.	710,344	17,837
KB Home	395,708	17,332
New York Times Co. Class A	725,682	16,676
* AutoNation, Inc.	772,824	16,152
OfficeMax, Inc.	373,843	15,230
Brunswick Corp.	466,896	14,562
RadioShack Corp.	678,053	13,086
Snap-On Inc.	291,215	12,974
* The Goodyear Tire & Rubber Co.	884,923	12,831
Dow Jones & Co., Inc.	327,447	10,983
* Big Lots Inc.	548,035	10,857
Dillard's Inc.	304,314	9,960
Meredith Corp.	195,988	9,668
* Comcast Corp. Special Class A	51,886	1,910
* Viacom Inc. Class A	18,015	672
CBS Corp. Class A	18,015	508
News Corp., Class B	4,500	93

		6,142,640

Consumer Staples (9.6%)
The Procter & Gamble Co.	15,994,366	991,331
Altria Group, Inc.	10,545,714	807,274
Wal-Mart Stores, Inc.	12,390,787	611,114
PepsiCo, Inc.	8,305,108	541,991
The Coca-Cola Co.	10,265,881	458,680
Walgreen Co.	5,078,583	225,438
Anheuser-Busch Cos., Inc.	3,872,199	183,968
Colgate-Palmolive Co.	2,601,862	161,576
Kimberly-Clark Corp.	2,309,374	150,941
CVS Corp.	4,138,491	132,928
Archer-Daniels-Midland Co.	3,303,650	125,142
Costco Wholesale Corp.	2,357,279	117,110
Sysco Corp.	3,116,058	104,232
General Mills, Inc.	1,777,174	100,588
The Kroger Co.	3,641,570	84,266
H.J. Heinz Co.	1,669,649	70,008
Avon Products, Inc.	2,254,907	69,135
Safeway, Inc.	2,239,420	67,966
ConAgra Foods, Inc.	2,573,622	63,002
Kellogg Co.	1,259,104	62,351
Sara Lee Corp.	3,831,341	61,570
Reynolds American Inc.	864,012	53,543
The Clorox Co.	761,884	47,999
The Hershey Co.	884,529	47,278
UST, Inc.	809,507	44,385
Campbell Soup Co.	1,161,900	42,409
Whole Foods Market, Inc.	711,362	42,276
Wm. Wrigley Jr. Co.	879,420	40,506
SuperValu Inc.	1,066,240	31,614
* Constellation Brands, Inc. Class A	1,062,559	30,580
Brown-Forman Corp. Class B	395,575	30,321
Coca-Cola Enterprises, Inc.	1,388,533	28,923
* Dean Foods Co.	672,160	28,244
Estee Lauder Cos. Class A	650,901	26,251
McCormick & Co., Inc.	663,741	25,209
The Pepsi Bottling Group, Inc.	684,494	24,300
Tyson Foods, Inc.	1,268,841	20,149
Alberto-Culver Co. Class B	393,194	19,892
Molson Coors Brewing Co. Class B	229,985	15,846
Wm. Wrigley Jr. Co. Class B	224,830	10,342

		5,800,678

Energy (9.3%)
ExxonMobil Corp.	29,947,742	2,009,493
Chevron Corp.	11,072,280	718,148
ConocoPhillips Co.	8,300,712	494,141
Schlumberger Ltd.	5,964,463	369,976
Occidental Petroleum Corp.	4,340,636	208,828
Valero Energy Corp.	3,086,378	158,856
Halliburton Co.	5,194,644	147,788
Devon Energy Corp.	2,222,137	140,328
Marathon Oil Corp.	1,804,482	138,765
* Transocean Inc.	1,587,339	116,241
Baker Hughes, Inc.	1,657,275	113,026
Apache Corp.	1,659,659	104,890
Anadarko Petroleum Corp.	2,314,923	101,463
EOG Resources, Inc.	1,222,789	79,542
XTO Energy, Inc.	1,842,663	77,631
* Weatherford International Ltd.	1,742,794	72,709
Williams Cos., Inc.	3,003,000	71,682
Kinder Morgan, Inc.	539,865	56,605
Chesapeake Energy Corp.	1,906,270	55,244
* National Oilwell Varco Inc.	883,962	51,756
Hess Corp.	1,216,065	50,369
El Paso Corp.	3,507,841	47,847
* Nabors Industries, Inc.	1,592,309	47,371
BJ Services Co.	1,507,930	45,434
Murphy Oil Corp.	941,419	44,764
Noble Corp.	690,101	44,291
Sunoco, Inc.	658,108	40,928
CONSOL Energy, Inc.	918,807	29,154
Smith International, Inc.	581,055	22,545
Rowan Cos., Inc.	552,184	17,466

		5,677,281

Financials (22.2%)
Citigroup, Inc.	24,905,047	1,237,034
Bank of America Corp.	22,799,050	1,221,345
American International Group, Inc.	13,091,172	867,421
JPMorgan Chase & Co.	17,487,250	821,201
Wells Fargo & Co.	16,962,192	613,692
Wachovia Corp.	8,234,178	459,467
Morgan Stanley	5,399,867	393,704
The Goldman Sachs Group, Inc.	2,175,046	367,953
Merrill Lynch & Co., Inc.	4,465,514	349,293
American Express Co.	6,120,550	343,240
U.S. Bancorp	8,953,805	297,445
Fannie Mae	4,876,477	272,644
Freddie Mac	3,481,369	230,919
MetLife, Inc.	3,825,984	216,857
Washington Mutual, Inc.	4,854,279	211,016
Lehman Brothers Holdings, Inc.	2,706,569	199,907
The Allstate Corp.	3,171,484	198,947
Prudential Financial, Inc.	2,443,445	186,313
The St. Paul Travelers, Cos. Inc.	3,480,418	163,197
SunTrust Banks, Inc.	1,838,004	142,041
The Bank of New York Co., Inc.	3,844,744	135,566
The Hartford Financial Services Group Inc.	1,532,929	132,982
Capital One Financial Corp.	1,542,364	121,322
BB&T Corp.	2,705,629	118,452
AFLAC Inc.	2,500,579	114,426
National City Corp.	3,047,431	111,536
Countrywide Financial Corp.	3,083,489	108,045
The Chubb Corp.	2,069,338	107,523
PNC Financial Services Group	1,483,237	107,446
SLM Corp.	2,066,668	107,425
Fifth Third Bancorp	2,810,820	107,036
State Street Corp.	1,666,684	104,001
Golden West Financial Corp.	1,339,224	103,455
Simon Property Group, Inc. REIT	1,114,301	100,978
Progressive Corp. of Ohio	3,890,598	95,475
Charles Schwab Corp.	5,210,106	93,261
Lincoln National Corp.	1,446,535	89,801
ACE Ltd.	1,638,262	89,662
Franklin Resources Corp.	839,908	88,820
Loews Corp.	2,302,909	87,280
The Chicago Mercantile Exchange	179,214	85,709
Bear Stearns Co., Inc.	606,775	85,009
Regions Financial Corp.	2,287,408	84,154
Mellon Financial Corp.	2,074,003	81,094
Genworth Financial Inc.	2,292,397	80,257
Marsh & McLennan Cos., Inc.	2,772,792	78,054
Moody's Corp.	1,192,980	77,997
KeyCorp	2,032,731	76,105
Equity Residential REIT	1,466,511	74,176
The Principal Financial Group, Inc.	1,356,650	73,639
ProLogis REIT	1,235,434	70,494
Equity Office Properties Trust REIT	1,763,966	70,135
North Fork Bancorp, Inc.	2,346,900	67,215
Vornado Realty Trust REIT	614,059	66,932
Legg Mason Inc.	661,366	66,705
T. Rowe Price Group Inc.	1,318,352	63,083
XL Capital Ltd. Class A	908,748	62,431
Marshall & Ilsley Corp.	1,281,279	61,732
Boston Properties, Inc. REIT	575,873	59,511
Archstone-Smith Trust REIT	1,079,366	58,761
Ameriprise Financial, Inc.	1,225,631	57,482
Northern Trust Corp.	944,213	55,170
Aon Corp.	1,583,883	53,646
Public Storage, Inc. REIT	610,661	52,511
* E*TRADE Financial Corp.	2,153,194	51,504
AmSouth Bancorp	1,724,846	50,090
CIT Group Inc.	999,820	48,621
Synovus Financial Corp.	1,632,556	47,948
M & T Bank Corp.	391,305	46,941
Kimco Realty Corp. REIT	1,091,227	46,781
Comerica, Inc.	817,774	46,548
Ambac Financial Group, Inc.	533,894	44,180
Zions Bancorp	537,497	42,898
Cincinnati Financial Corp.	872,744	41,944
MBIA, Inc.	679,256	41,733
Sovereign Bancorp, Inc.	1,806,797	38,864
Compass Bancshares Inc.	652,219	37,163
Safeco Corp.	586,168	34,543
Commerce Bancorp, Inc.	939,656	34,495
UnumProvident Corp.	1,722,276	33,395
Torchmark Corp.	498,226	31,443
Plum Creek Timber Co. Inc. REIT	902,561	30,723
Huntington Bancshares Inc.	1,196,247	28,626
Apartment Investment & Management Co. Class A REIT	490,915	26,711
MGIC Investment Corp.	425,505	25,518
* Realogy Corp.	1,075,311	24,388
First Horizon National Corp.	624,869	23,751
Janus Capital Group Inc.	1,040,737	20,523
Federated Investors, Inc.	456,415	15,431

		13,494,892

Health Care (12.6%)
Pfizer Inc.	36,730,584	1,041,679
Johnson & Johnson	14,734,694	956,871
Merck & Co., Inc.	10,962,117	459,313
* Amgen, Inc.	5,896,683	421,790
Abbott Laboratories	7,696,141	373,725
Wyeth	6,779,714	344,681
UnitedHealth Group Inc.	6,785,345	333,839
Eli Lilly & Co.	4,954,715	282,419
Medtronic, Inc.	5,790,550	268,913
Bristol-Myers Squibb Co.	9,907,760	246,901
* WellPoint Inc.	3,122,573	240,594
Schering-Plough Corp.	7,463,204	164,862
* Gilead Sciences, Inc.	2,301,673	158,125
Baxter International, Inc.	3,286,204	149,391
Cardinal Health, Inc.	2,042,965	134,305
Caremark Rx, Inc.	2,150,807	121,886
Aetna Inc.	2,759,360	109,133
HCA Inc.	2,135,824	106,556
* Medco Health Solutions, Inc.	1,480,824	89,012
* Genzyme Corp.	1,316,871	88,849
* Boston Scientific Corp.	5,934,649	87,773
Becton, Dickinson & Co.	1,232,536	87,103
Allergan, Inc.	759,678	85,547
* Zimmer Holdings, Inc.	1,222,963	82,550
* Forest Laboratories, Inc.	1,601,902	81,072
McKesson Corp.	1,507,998	79,502
* Biogen Idec Inc.	1,731,856	77,379
Stryker Corp.	1,495,297	74,152
CIGNA Corp.	559,006	65,024
* St. Jude Medical, Inc.	1,776,606	62,696
* Humana Inc.	832,029	54,989
* Express Scripts Inc.	694,329	52,415
Quest Diagnostics, Inc.	815,015	49,846
* Fisher Scientific International Inc.	627,120	49,066
AmerisourceBergen Corp.	1,015,455	45,899
* Laboratory Corp. of America Holdings	631,075	41,380
* Coventry Health Care Inc.	800,242	41,228
Biomet, Inc.	1,234,126	39,727
C.R. Bard, Inc.	521,903	39,143
* MedImmune Inc.	1,206,242	35,234
* Thermo Electron Corp.	793,919	31,225
Applera Corp.-Applied Biosystems Group	917,828	30,389
* Hospira, Inc.	791,416	30,287
* Barr Pharmaceuticals Inc.	535,827	27,831
IMS Health, Inc.	1,015,814	27,061
Health Management Associates Class A	1,206,157	25,209
* Patterson Cos	700,685	23,550
* Waters Corp.	515,910	23,360
Mylan Laboratories, Inc.	1,062,813	21,394
* King Pharmaceuticals, Inc.	1,225,809	20,876
Manor Care, Inc.	369,078	19,295
* Tenet Healthcare Corp.	2,357,925	19,194
* Millipore Corp.	266,468	16,334
Bausch & Lomb, Inc.	269,431	13,507
* Watson Pharmaceuticals, Inc.	509,882	13,344
PerkinElmer, Inc.	632,545	11,974

		7,679,399

Industrials (10.9%)
General Electric Co.	52,003,901	1,835,738
United Parcel Service, Inc.	5,445,539	391,752
United Technologies Corp.	5,095,764	322,817
The Boeing Co.	4,004,239	315,734
Tyco International Ltd.	10,150,346	284,108
3M Co.	3,794,945	282,420
Caterpillar, Inc.	3,303,671	217,382
Emerson Electric Co.	2,053,693	172,223
Honeywell International Inc.	4,125,932	168,751
FedEx Corp.	1,543,785	167,779
Lockheed Martin Corp.	1,793,846	154,378
General Dynamics Corp.	2,032,306	145,655
Burlington Northern Santa Fe Corp.	1,823,212	133,897
Union Pacific Corp.	1,357,034	119,419
Northrop Grumman Corp.	1,735,738	118,152
Raytheon Co.	2,260,711	108,537
Waste Management, Inc.	2,722,513	99,862
Deere & Co.	1,164,800	97,738
Illinois Tool Works, Inc.	2,117,301	95,067
Norfolk Southern Corp.	2,085,682	91,874
Danaher Corp.	1,192,075	81,860
CSX Corp.	2,235,486	73,391
PACCAR, Inc.	1,254,167	71,513
Southwest Airlines Co.	3,960,459	65,981
Ingersoll-Rand Co.	1,620,919	61,563
Textron, Inc.	636,101	55,659
Masco Corp.	2,006,612	55,021
Eaton Corp.	756,196	52,064
Rockwell Automation, Inc.	886,135	51,484
Pitney Bowes, Inc.	1,113,277	49,396
L-3 Communications Holdings, Inc.	619,906	48,557
Dover Corp.	1,022,597	48,512
ITT Industries, Inc.	927,667	47,561
Rockwell Collins, Inc.	863,978	47,381
Parker Hannifin Corp.	606,041	47,108
Cooper Industries, Inc. Class A	461,040	39,290
American Standard Cos., Inc.	878,786	36,883
R.R. Donnelley & Sons Co.	1,090,366	35,938
Fluor Corp.	441,581	33,953
Cummins Inc.	263,670	31,437
Robert Half International, Inc.	861,695	29,272
Avery Dennison Corp.	475,553	28,614
Cintas Corp.	687,744	28,081
Goodrich Corp.	628,782	25,478
W.W. Grainger, Inc.	379,167	25,412
* Monster Worldwide Inc.	647,253	23,424
Equifax, Inc.	637,704	23,410
Pall Corp.	626,236	19,294
American Power Conversion Corp.	851,047	18,689
Ryder System, Inc.	312,521	16,151
* Allied Waste Industries, Inc.	1,278,299	14,406
* Navistar International Corp.	308,244	7,959
Avis Budget Group, Inc.	31,861	583
* Raytheon Co. Warrants. Exp. 6/16/2011	20,998	300

		6,618,908

Information Technology (15.2%)
Microsoft Corp.	43,509,724	1,189,121
* Cisco Systems, Inc.	30,751,900	707,294
International Business Machines Corp.	7,666,142	628,164
Intel Corp.	29,056,045	597,683
Hewlett-Packard Co.	13,798,326	506,261
* Google Inc.	1,073,244	431,337
* Oracle Corp.	20,321,479	360,503
* Apple Computer, Inc.	4,284,996	330,073
Motorola, Inc.	12,343,646	308,591
QUALCOMM Inc.	8,322,496	302,523
* Dell Inc.	11,444,780	261,399
Texas Instruments, Inc.	7,721,385	256,736
* Corning, Inc.	7,858,417	191,824
* eBay Inc.	5,918,808	167,857
First Data Corp.	3,855,113	161,915
* Yahoo! Inc.	6,262,662	158,320
* EMC Corp.	11,580,109	138,730
Automatic Data Processing, Inc.	2,799,035	132,506
Applied Materials, Inc.	6,997,994	124,074
* Adobe Systems, Inc.	2,917,988	109,279
* Symantec Corp.	4,983,651	106,052
* Sun Microsystems, Inc.	17,680,257	87,871
* Electronic Arts Inc.	1,545,005	86,026
* Xerox Corp.	4,928,310	76,685
* Broadcom Corp.	2,362,687	71,684
* Network Appliance, Inc.	1,876,509	69,450
* Agilent Technologies, Inc.	2,058,937	67,307
* Freescale Semiconductor, Inc. Class B	1,724,121	65,534
* Micron Technology, Inc.	3,677,322	63,985
Electronic Data Systems Corp.	2,608,920	63,971
Paychex, Inc.	1,705,414	62,845
* Advanced Micro Devices, Inc.	2,447,886	60,830
* Intuit, Inc.	1,722,310	55,269
* Lucent Technologies, Inc.	22,590,800	52,862
* SanDisk Corp.	987,256	52,858
* NVIDIA Corp.	1,776,787	52,575
Analog Devices, Inc.	1,777,637	52,245
* Juniper Networks, Inc.	2,851,685	49,277
CA, Inc.	2,068,154	48,995
Linear Technology Corp.	1,517,319	47,219
Maxim Integrated Products, Inc.	1,616,426	45,373
KLA-Tencor Corp.	1,003,528	44,627
* Computer Sciences Corp.	865,578	42,517
* Fiserv, Inc.	877,512	41,322
* Autodesk, Inc.	1,167,917	40,620
Xilinx, Inc.	1,711,810	37,574
* NCR Corp.	907,519	35,829
National Semiconductor Corp.	1,504,503	35,401
* Citrix Systems, Inc.	926,136	33,535
* Altera Corp.	1,811,072	33,288
* Affiliated Computer Services, Inc. Class A	594,771	30,845
* Lexmark International, Inc.	505,260	29,133
* BMC Software, Inc.	1,032,579	28,107
Molex, Inc.	710,421	27,685
Jabil Circuit, Inc.	930,548	26,586
* Avaya Inc.	2,302,322	26,339
* VeriSign, Inc.	1,236,011	24,967
* Tellabs, Inc.	2,244,723	24,602
* Comverse Technology, Inc.	1,011,998	21,697
Symbol Technologies, Inc.	1,273,085	18,918
* JDS Uniphase Corp.	8,440,658	18,485
* Novellus Systems, Inc.	620,565	17,165
* LSI Logic Corp.	2,014,558	16,560
Sabre Holdings Corp.	665,974	15,577
* QLogic Corp.	802,264	15,163
* Solectron Corp.	4,587,369	14,955
* Compuware Corp.	1,875,727	14,612
* Convergys Corp.	702,053	14,497
* Teradyne, Inc.	993,234	13,071
* Freescale Semiconductor, Inc. Class A	320,600	12,199
Tektronix, Inc.	418,324	12,102
* Ciena Corp.	420,671	11,463
* Novell, Inc.	1,692,577	10,359
* Sanmina-SCI Corp.	2,659,979	9,948
* Parametric Technology Corp.	557,660	9,737
* Unisys Corp.	1,713,538	9,699
* ADC Telecommunications, Inc.	586,831	8,802
* PMC Sierra Inc.	1,034,613	6,146
* Andrew Corp.	321,947	2,972

		9,240,207

Materials & Processing (2.9%)
E.I. du Pont de Nemours & Co.	4,644,145	198,955
Dow Chemical Co.	4,832,472	188,370
Monsanto Co.	2,734,760	128,561
Alcoa Inc.	4,366,669	122,441
Newmont Mining Corp. (Holding Co.)	2,265,584	96,854
Praxair, Inc.	1,624,709	96,118
Phelps Dodge Corp.	1,027,642	87,041
International Paper Co.	2,289,506	79,286
Nucor Corp.	1,554,777	76,946
Weyerhaeuser Co.	1,241,205	76,371
Air Products & Chemicals, Inc.	1,110,004	73,671
PPG Industries, Inc.	830,753	55,727
Freeport-McMoRan Copper & Gold, Inc. Class B	989,813	52,717
Ecolab, Inc.	899,801	38,529
Vulcan Materials Co.	486,088	38,036
United States Steel Corp.	619,850	35,753
Rohm & Haas Co.	722,972	34,233
Allegheny Technologies Inc.	506,906	31,524
Sigma-Aldrich Corp.	335,121	25,359
MeadWestvaco Corp.	907,446	24,056
Eastman Chemical Co.	414,715	22,403
Sealed Air Corp.	408,752	22,122
Temple-Inland Inc.	547,679	21,962
Ball Corp.	524,472	21,215
Ashland, Inc.	318,801	20,333
* Pactiv Corp.	694,779	19,746
Bemis Co., Inc.	525,947	17,283
International Flavors & Fragrances, Inc.	395,937	15,655
Louisiana-Pacific Corp.	530,488	9,957
* Hercules, Inc.	568,829	8,970

		1,740,194

Telecommunication Services (3.5%)
AT&T Inc.	19,566,290	637,078
Verizon Communications Inc.	14,602,198	542,180
BellSouth Corp.	9,146,938	391,032
Sprint Nextel Corp.	15,051,182	258,128
Alltel Corp.	1,956,289	108,574
* Qwest Communications International Inc.	8,063,136	70,311
Embarq Corp.	751,853	36,367
Windstream Corp.	2,388,991	31,511
CenturyTel, Inc.	586,984	23,286
Citizens Communications Co.	1,616,643	22,698

		2,121,165

Utilities (3.4%)
Exelon Corp.	3,373,023	204,203
Duke Energy Corp.	6,312,942	190,651
TXU Corp.	2,325,398	145,384
Dominion Resources, Inc.	1,777,708	135,977
Southern Co.	3,739,810	128,874
FirstEnergy Corp.	1,661,731	92,824
FPL Group, Inc.	2,037,436	91,685
Entergy Corp.	1,049,729	82,120
Public Service Enterprise Group, Inc.	1,268,207	77,602
PG&E Corp.	1,753,594	73,037
American Electric Power Co., Inc.	1,985,736	72,221
Edison International	1,642,218	68,382
* AES Corp.	3,332,411	67,948
Sempra Energy	1,316,037	66,131
PPL Corp.	1,920,256	63,176
Progress Energy, Inc.	1,277,007	57,951
^ Consolidated Edison Inc.	1,241,763	57,369
Ameren Corp.	1,037,686	54,779
Constellation Energy Group, Inc.	905,177	53,586
Xcel Energy, Inc.	2,046,326	42,257
DTE Energy Co.	896,256	37,204
KeySpan Corp.	882,410	36,302
* Allegheny Energy, Inc.	829,322	33,314
NiSource, Inc.	1,375,396	29,901
Pinnacle West Capital Corp.	501,564	22,595
CenterPoint Energy Inc.	1,559,906	22,338
TECO Energy, Inc.	1,045,962	16,369
* CMS Energy Corp.	1,107,969	15,999
* Dynegy, Inc.	1,907,256	10,566
Nicor Inc.	222,140	9,499
Peoples Energy Corp.	192,073	7,808

		2,068,052

Total Common Stocks
(Cost $47,749,321)		60,583,416

Temporary Cash Investments (0.3%)

Money Market Fund (0.3%)

1 Vanguard Market Liquidity Fund, 5.306%	215,135,707	215,136

	Face Amount ($000)

U.S. Agency Obligation (0.0%)

2 Federal Home Loan Mortgage Corp.
3 5.198%, 1/3/07	14,000	13,816

Total Temporary Cash Investments
(Cost $228,952)		228,952

Total Investments (100.0%)
(Cost $47,978,273)		60,812,368

Other Assets and Liabilities—Net (0.0%)		(19,409)

Net Assets (100%)		60,792,959

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3	Securities with a value of $13,816,000 have been segregated as initial margin for open futures contracts. REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2006, the cost of investment securities for tax purposes was $47,978,273,000. Net unrealized appreciation of investment securities for tax purposes was $12,834,095,000, consisting of unrealized gains of $16,045,936,000 on securities that had risen in value since their purchase and $3,211,841,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2006, the aggregate settlement value of open futures contracts expiring in December 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	456	153,375	3,044
E-mini S&P 500 Index	1,180	79,379	677

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Institutional Total Stock Market Index Fund
Schedule of Investments
September 30, 2006

	Shares	Market Value ($000)

Common Stocks (99.7%)

Consumer Discretionary (11.2%)
Time Warner, Inc.	1,341,985	24,464
Home Depot, Inc.	662,073	24,013
* Comcast Corp. Class A	625,881	23,064
The Walt Disney Co.	668,067	20,650
McDonald's Corp.	399,420	15,625
News Corp., Class A	763,976	15,012
Target Corp.	262,763	14,518
Lowe's Cos., Inc.	472,898	13,270
* Starbucks Corp.	246,027	8,377
Federated Department Stores, Inc.	176,538	7,628
* Viacom Inc. Class B	200,280	7,446
Best Buy Co., Inc.	132,319	7,087
Carnival Corp.	143,342	6,741
The McGraw-Hill Cos., Inc.	114,708	6,657
* Kohl's Corp.	98,163	6,373
CBS Corp.	215,912	6,082
Staples, Inc.	233,278	5,676
Harley-Davidson, Inc.	86,091	5,402
NIKE, Inc. Class B	59,402	5,205
J.C. Penney Co., Inc. (Holding Co.)	75,180	5,142
Omnicom Group Inc.	54,784	5,128
^ General Motors Corp.	145,134	4,827
Ford Motor Co.	578,632	4,681
Yum! Brands, Inc.	87,282	4,543
International Game Technology	108,842	4,517
Johnson Controls, Inc.	62,577	4,489
* DIRECTV Group, Inc.	226,178	4,451
* Sears Holdings Corp.	28,090	4,441
Clear Channel Communications, Inc.	153,527	4,429
* Liberty Media Corp. -Interactive A	215,120	4,384
Gannett Co., Inc.	76,273	4,335
Marriott International, Inc. Class A	111,890	4,323
* Coach, Inc.	123,437	4,246
TJX Cos., Inc.	146,631	4,110
Starwood Hotels & Resorts Worldwide, Inc.	69,688	3,985
Harrah's Entertainment, Inc.	56,399	3,747
* Office Depot, Inc.	92,281	3,664
* Liberty Media Corp. -Capital Series A	42,968	3,591
The Gap, Inc.	187,241	3,548
Fortune Brands, Inc.	47,028	3,532
* Bed Bath & Beyond, Inc.	90,676	3,469
Hilton Hotels Corp.	117,427	3,270
* Amazon.com, Inc.	100,506	3,228
Limited Brands, Inc.	114,248	3,026
Nordstrom, Inc.	68,186	2,884
Newell Rubbermaid, Inc.	88,892	2,517
Wendy's International, Inc.	37,393	2,505
Mattel, Inc.	125,122	2,465
Genuine Parts Co.	55,570	2,397
* Univision Communications Inc.	68,632	2,357
* Las Vegas Sands Corp.	34,100	2,331
* Apollo Group, Inc. Class A	47,060	2,317
NTL Inc.	88,128	2,241
Pulte Homes, Inc.	70,177	2,236
H & R Block, Inc.	100,234	2,179
D. R. Horton, Inc.	90,515	2,168
* EchoStar Communications Corp. Class A	66,105	2,164
Whirlpool Corp.	25,159	2,116
Sherwin-Williams Co.	37,148	2,072
Eastman Kodak Co.	92,365	2,069
VF Corp.	28,249	2,061
Centex Corp.	38,899	2,047
* IAC/InterActiveCorp	69,971	2,012
Abercrombie & Fitch Co.	28,275	1,965
Black & Decker Corp.	24,495	1,944
Darden Restaurants Inc.	45,341	1,926
* AutoZone Inc.	18,449	1,906
American Eagle Outfitters, Inc.	43,181	1,893
Garmin Ltd.	38,212	1,864
Lennar Corp. Class A	40,879	1,850
* Wyndham Worldwide Corp.	64,953	1,817
Michaels Stores, Inc.	40,446	1,761
Tribune Co.	53,643	1,755
Harman International Industries, Inc.	20,507	1,711
* Liberty Global, Inc. Class A	63,565	1,636
* MGM Mirage, Inc.	41,214	1,628
^* Sirius Satellite Radio, Inc.	406,878	1,591
Royal Caribbean Cruises, Ltd.	40,816	1,584
* Liberty Global, Inc. Series C	62,548	1,567
Cablevision Systems NY Group Class A	68,883	1,564
Tiffany & Co.	45,188	1,500
Leggett & Platt, Inc.	58,435	1,463
* Lamar Advertising Co. Class A	26,822	1,433
* CarMax, Inc.	33,850	1,412
Circuit City Stores, Inc.	56,151	1,410
* Interpublic Group of Cos., Inc.	140,794	1,394
Family Dollar Stores, Inc.	47,332	1,384
E.W. Scripps Co. Class A	28,649	1,373
Liz Claiborne, Inc.	33,736	1,333
Washington Post Co. Class B	1,780	1,312
* Mohawk Industries, Inc.	17,486	1,302
Dollar General Corp.	95,090	1,296
Polo Ralph Lauren Corp.	19,855	1,284
Foot Locker, Inc.	50,047	1,264
PetSmart, Inc.	45,146	1,253
* Chico's FAS, Inc.	57,480	1,238
* Expedia, Inc.	77,966	1,223
* Discovery Holding Co. Class A	81,761	1,182
The Stanley Works	23,637	1,178
Jones Apparel Group, Inc.	36,104	1,171
Hasbro, Inc.	51,463	1,171
Ross Stores, Inc.	46,006	1,169
Advance Auto Parts, Inc.	33,963	1,119
KB Home	25,494	1,117
* Wynn Resorts Ltd.	16,251	1,105
Brinker International, Inc.	27,325	1,095
* XM Satellite Radio Holdings, Inc.	82,898	1,069
BorgWarner, Inc.	18,511	1,058
* Toll Brothers, Inc.	37,267	1,046
ServiceMaster Co.	93,321	1,046
* O'Reilly Automotive, Inc.	30,990	1,029
Williams-Sonoma, Inc.	31,601	1,024
* AutoNation, Inc.	48,568	1,015
New York Times Co. Class A	44,117	1,014
Station Casinos, Inc.	17,289	1,000
* Dollar Tree Stores, Inc.	32,232	998
* AnnTaylor Stores Corp.	23,566	986
* Comcast Corp. Special Class A	26,044	959
Brunswick Corp.	30,320	946
OfficeMax, Inc.	22,973	936
* ITT Educational Services, Inc.	14,034	930
* R.H. Donnelley Corp.	16,888	893
Service Corp. International	95,564	893
* NVR, Inc.	1,619	866
* Penn National Gaming, Inc.	23,323	852
* Getty Images, Inc.	17,090	849
Claire's Stores, Inc.	28,669	836
RadioShack Corp.	41,607	803
Snap-On Inc.	17,963	800
* Laureate Education Inc.	15,770	755
The McClatchy Co. Class A	17,857	753
Phillips-Van Heusen Corp.	17,948	750
* The Goodyear Tire & Rubber Co.	51,467	746
Weight Watchers International, Inc.	16,395	727
* Big Lots Inc.	36,371	721
* Career Education Corp.	31,746	714
* GameStop Corp. Class B	15,669	701
* Scientific Games Corp.	21,975	699
* Hanesbrands Inc.	30,811	694
Boyd Gaming Corp.	17,870	687
OSI Restaurant Partners, Inc.	21,627	686
Barnes & Noble, Inc.	18,049	685
Dillard's Inc.	20,806	681
Saks Inc.	39,202	677
Gentex Corp.	47,110	669
SCP Pool Corp.	17,239	664
* The Cheesecake Factory Inc.	24,329	662
* Rent-A-Center, Inc.	22,428	657
* Sonic Corp.	28,726	649
Ryland Group, Inc.	14,624	632
* Aztar Corp.	11,759	623
* Nutri/System Inc.	10,000	623
Meredith Corp.	12,356	610
* Jack in the Box Inc.	11,447	597
Dow Jones & Co., Inc.	17,371	583
Men's Wearhouse, Inc.	15,656	583
* Gaylord Entertainment Co.	13,179	578
* Charming Shoppes, Inc.	39,637	566
* Urban Outfitters, Inc.	31,746	562
* Panera Bread Co.	9,634	561
Polaris Industries, Inc.	13,398	551
* Dick's Sporting Goods, Inc.	11,966	545
Sotheby's	16,820	542
* Payless ShoeSource, Inc.	21,642	539
Ruby Tuesday, Inc.	18,953	534
Regis Corp.	14,888	534
* Tractor Supply Co.	10,906	526
* Coldwater Creek Inc.	18,117	521
Applebee's International, Inc.	24,011	516
Orient-Express Hotel Ltd.	13,700	512
* PETCO Animal Supplies, Inc.	17,863	512
* Aeropostale, Inc.	17,480	511
Beazer Homes USA, Inc.	13,063	510
MDC Holdings, Inc.	10,850	504
Standard Pacific Corp.	21,279	500
* Jarden Corp.	15,113	498
Wolverine World Wide, Inc.	17,357	491
Thor Industries, Inc.	11,906	490
* Marvel Entertainment, Inc.	20,097	485
* Quiksilver, Inc.	39,885	485
* Timberland Co.	16,839	484
* The Children's Place Retail Stores, Inc.	7,543	483
International Speedway Corp.	9,684	483
Strayer Education, Inc.	4,435	480
Choice Hotel International, Inc.	11,623	475
Belo Corp. Class A	28,801	455
* The Gymboree Corp.	10,692	451
Lear Corp.	21,656	448
Harte-Hanks, Inc.	16,905	445
* Zale Corp.	15,700	435
* Pinnacle Entertainment, Inc.	15,477	435
Borders Group, Inc.	21,280	434
John Wiley & Sons Class A	12,006	432
* Life Time Fitness, Inc.	9,259	429
* DeVry, Inc.	19,575	416
* Tween Brands, Inc.	10,806	406
American Greetings Corp. Class A	17,463	404
* priceline.com, Inc.	10,937	402
CBRL Group, Inc.	9,913	401
Catalina Marketing Corp.	14,553	400
* Under Armour, Inc.	9,922	397
* The Pantry, Inc.	6,902	389
Reader's Digest Association, Inc.	29,766	386
* Select Comfort Corp.	17,600	385
The Yankee Candle Co., Inc.	13,149	385
* Bright Horizons Family Solutions, Inc.	9,176	383
Matthews International Corp.	10,296	379
* Guitar Center, Inc.	8,439	377
* Pacific Sunwear of California, Inc.	24,576	371
Bob Evans Farms, Inc.	12,217	370
* Carter's, Inc.	13,996	369
Brown Shoe Co., Inc.	10,193	365
* Bally Technologies Inc.	20,688	364
Arbitron Inc.	9,766	361
* Live Nation	17,503	357
Ethan Allen Interiors, Inc.	10,311	357
* Hibbett Sporting Goods, Inc.	13,543	355
Warner Music Group Corp.	13,553	352
Tupperware Corp.	17,669	344
Jackson Hewitt Tax Service Inc.	11,300	339
* Visteon Corp.	41,447	338
Group 1 Automotive, Inc.	6,762	337
* DreamWorks Animation SKG, Inc.	13,476	336
* Tenneco Automotive, Inc.	14,329	335
* The Dress Barn, Inc.	15,314	334
* CEC Entertainment Inc.	10,585	334
Callaway Golf Co.	25,268	331
* Alderwoods Group, Inc.	16,404	325
Christopher & Banks Corp.	10,988	324
* Fossil, Inc.	14,750	318
* Charter Communications, Inc.	206,984	315
^* Netflix.com, Inc.	13,791	314
Winnebago Industries, Inc.	9,980	313
* Meritage Corp.	7,514	313
* Rare Hospitality International Inc.	9,846	301
* Blockbuster Inc. Class A	76,446	294
CKE Restaurants Inc.	17,489	292
* Corinthian Colleges, Inc.	26,912	291
ADVO, Inc.	10,370	290
Entercom Communications Corp.	11,470	289
* Scholastic Corp.	9,260	288
* Shuffle Master, Inc.	10,607	286
* Hovnanian Enterprises Inc. Class A	9,756	286
Lee Enterprises, Inc.	11,305	285
American Axle & Manufacturing Holdings, Inc.	16,868	282
* Deckers Outdoor Corp.	5,900	279
Furniture Brands International Inc.	14,484	276
* P.F. Chang's China Bistro, Inc.	7,858	273
Modine Manufacturing Co.	10,857	264
* Vail Resorts Inc.	6,572	263
* The Warnaco Group, Inc.	13,586	263
IHOP Corp.	5,641	261
* Valassis Communications, Inc.	14,686	259
Landry's Restaurants, Inc.	8,558	258
Domino's Pizza, Inc.	9,930	255
^ La-Z-Boy Inc.	18,139	253
Cato Corp. Class A	11,358	249
Kellwood Co.	8,600	248
United Auto Group, Inc.	10,400	243
Building Materials Holding Corp.	9,312	242
ArvinMeritor, Inc.	16,956	241
* LKQ Corp.	10,946	240
Regal Entertainment Group Class A	12,063	239
* RCN Corp.	8,421	238
Talbots Inc.	8,652	236
* CSK Auto Corp.	16,706	236
* Columbia Sportswear Co.	4,170	233
* Cabela's Inc.	10,700	233
* Charlotte Russe Holding Inc.	8,405	231
^* Tempur-Pedic International Inc.	13,478	231
* Papa John's International, Inc.	6,394	231
* GameStop Corp. Class A	4,972	230
Pier 1 Imports Inc.	30,883	229
Blyth, Inc.	9,227	224
Asbury Automotive Group, Inc.	10,824	223
* RC2 Corp.	6,582	221
* Genesco, Inc.	6,200	214
* Interface, Inc.	16,580	214
Churchill Downs, Inc.	5,051	212
Media General, Inc. Class A	5,486	207
* A.C. Moore Arts & Crafts, Inc.	10,814	206
Aaron Rents, Inc. Class B	8,900	205
* O'Charley's Inc.	10,700	203
* TRW Automotive Holdings Corp.	8,373	202
* Buffalo Wild Wings Inc.	5,200	199
CPI Corp.	4,090	199
* Helen of Troy Ltd.	11,272	198
* Aftermarket Technology Corp.	10,949	194
* Harris Interactive Inc.	31,800	194
* Keystone Automotive Industries, Inc.	5,100	194
* Isle of Capri Casinos, Inc.	9,200	194
* Ryan's Restaurant Group, Inc.	12,191	193
* Gemstar-TV Guide International, Inc.	57,928	192
Stage Stores, Inc.	6,547	192
* California Pizza Kitchen, Inc.	6,379	191
^ Cooper Tire & Rubber Co.	18,948	191
* 99 Cents Only Stores	16,058	190
* Guess ?, Inc.	3,899	189
* Steiner Leisure Ltd.	4,498	189
K-Swiss, Inc.	6,288	189
* Perry Ellis International Corp.	6,119	189
Cherokee Inc.	5,148	188
* Benihana Inc. Class A	6,493	188
The Buckle, Inc.	4,963	188
* LodgeNet Entertainment Corp.	9,900	187
Bandag, Inc.	4,469	183
Triarc Cos., Inc. Class B	12,128	183
Sonic Automotive, Inc.	7,913	183
The Stride Rite Corp.	13,057	182
bebe stores, Inc.	7,294	181
Ambassadors International, Inc.	5,709	180
* AFC Enterprises, Inc.	12,365	179
Oakley, Inc.	10,419	178
* Retail Ventures, Inc.	11,469	177
* Cumulus Media Inc.	18,409	176
* Texas Roadhouse, Inc.	14,294	176
The Pep Boys (Manny, Moe & Jack)	13,631	175
Steven Madden, Ltd.	4,457	175
Sun-Times Media Group, Inc.	26,574	175
* Audiovox Corp.	12,322	172
* Red Robin Gourmet Burgers, Inc.	3,700	171
* Interactive Data Corp.	8,506	170
Books-a-Million Inc.	9,500	170
* Drew Industries, Inc.	6,700	169
Oxford Industries, Inc.	3,940	169
Pre-Paid Legal Services, Inc.	4,108	163
Ameristar Casinos, Inc.	7,500	163
Speedway Motorsports, Inc.	4,468	163
* Systemax Inc.	10,048	161
* Cache, Inc.	8,900	159
^* WCI Communities, Inc.	9,066	158
* Bluegreen Corp.	13,694	157
* WMS Industries, Inc.	5,355	156
* BJ's Restaurants Inc.	7,100	156
* Champion Enterprises, Inc.	22,632	156
* Cox Radio, Inc.	10,022	154
Martha Stewart Living Omnimedia, Inc.	8,659	154
Gray Television, Inc.	23,741	152
Arctic Cat, Inc.	9,138	152
^ Nautilus Inc.	10,962	151
* Luby's, Inc.	15,116	149
* TiVo Inc.	19,655	149
Lithia Motors, Inc.	6,000	148
* Applica Inc.	27,344	147
* Fisher Communications, Inc.	3,547	147
* MarineMax, Inc.	5,700	145
^* Build-A-Bear-Workshop, Inc.	6,359	145
* Iconix Brand Group Inc.	8,986	145
* Vertrue Inc.	3,663	144
* Avatar Holding, Inc.	2,434	144
Westwood One, Inc.	20,301	144
* VistaPrint Ltd.	5,534	144
* Entravision Communications Corp.	19,282	143
^* Sharper Image Corp.	13,900	143
Stewart Enterprises, Inc. Class A	24,341	143
^* Blue Nile Inc.	3,900	142
Hearst-Argyle Television Inc.	6,088	140
* Leapfrog Enterprises, Inc.	17,554	139
* Skechers U.S.A., Inc.	5,908	139
* Midas Inc.	6,706	139
Bassett Furniture Industries, Inc.	8,535	139
* 4Kids Entertainment Inc.	8,400	139
* Alloy, Inc.	11,708	138
The Marcus Corp.	6,016	138
Citadel Broadcasting Corp.	14,700	138
Big 5 Sporting Goods Corp.	6,000	137
* GSI Commerce, Inc.	9,069	135
* Casual Male Retail Group, Inc.	9,777	134
Movado Group, Inc.	5,068	129
Finish Line, Inc.	10,200	129
Fred's, Inc.	10,200	129
Dover Downs Gaming & Entertainment, Inc.	10,331	126
* K2 Inc.	10,591	124
* Conn's, Inc.	5,895	123
* Cavco Industries, Inc.	3,896	123
UniFirst Corp.	3,926	123
^ Carmike Cinemas, Inc.	7,000	120
* JAKKS Pacific, Inc.	6,724	120
^ Superior Industries International, Inc.	7,137	120
* Radio One, Inc. Class D	19,060	119
* Hot Topic, Inc.	10,602	118
^* Krispy Kreme Doughnuts, Inc.	14,513	118
Journal Communications, Inc.	10,298	116
Ambassadors Group, Inc.	4,100	116
* Mediacom Communications Corp.	16,281	116
* Source Interlink Cos., Inc.	12,172	116
Handleman Co.	15,178	115
Lone Star Steakhouse & Saloon, Inc.	4,137	115
* Six Flags, Inc.	21,621	113
* Interstate Hotels & Resorts, Inc.	10,462	113
^ Brookfield Homes Corp.	3,993	112
Kimball International, Inc. Class B	5,805	112
* Cost Plus, Inc.	9,200	110
* Exide Technologies	28,974	108
* dELiA*S, Inc.	14,026	108
Tuesday Morning Corp.	7,777	108
CSS Industries, Inc.	3,613	107
Deb Shops, Inc.	4,160	107
* Jos. A. Bank Clothiers, Inc.	3,531	106
* Blount International, Inc.	10,411	104
Kenneth Cole Productions, Inc.	4,272	104
* Hartmarx Corp.	15,264	103
* Steak n Shake Co.	6,100	103
* Denny's Corp.	29,900	102
California Coastal Communities, Inc.	4,920	101
* Emmis Communications, Inc.	8,216	101
* drugstore.com, Inc.	29,150	101
Courier Corp.	2,706	101
* 1-800-FLOWERS.COM, Inc.	19,092	100
* Hayes Lemmerz International, Inc.	45,012	100
* Universal Technical Institute Inc.	5,572	100
* ProQuest Co.	7,651	100
M/I Homes, Inc.	2,800	99
Stein Mart, Inc.	6,497	99
* Carriage Services, Inc.	21,184	99
* Multimedia Games Inc.	10,800	98
Monaco Coach Corp.	8,800	98
* Fleetwood Enterprises, Inc.	14,442	97
* Stamps.com Inc.	5,079	97
* Empire Resorts Inc.	13,369	96
* Jo-Ann Stores, Inc.	5,650	94
* ValueVision Media, Inc.	8,121	94
Monro Muffler Brake, Inc.	2,700	92
* Audible, Inc.	12,354	90
Cadmus Communications Corp.	5,944	89
Charles & Colvard Ltd.	7,775	88
^* America's Car-Mart, Inc.	5,300	87
* Fairchild Corp.	33,109	86
* Unifi, Inc.	35,765	86
Salem Communications Corp.	7,500	85
Libbey, Inc.	7,404	83
* MTR Gaming Group Inc.	8,813	83
* Mothers Work, Inc.	1,700	82
Standard Motor Products, Inc.	6,792	81
* Citi Trends Inc.	2,347	81
Sinclair Broadcast Group, Inc.	10,267	81
* The Wet Seal, Inc. Class A	12,597	77
World Wrestling Entertainment, Inc.	4,665	77
* 1-800 Contacts, Inc.	5,100	76
* New York & Co., Inc.	5,765	75
Marine Products Corp.	7,699	75
* Acme Communications, Inc.	14,219	75
* Monarch Casino & Resort, Inc.	3,827	74
* Playboy Enterprises, Inc. Class B	7,863	74
Beasley Broadcast Group, Inc.	10,515	74
* Kirkland's, Inc.	14,831	73
Cutter & Buck Inc.	7,468	72
Sauer-Danfoss, Inc.	3,000	72
National Presto Industries, Inc.	1,274	70
* Universal Electronics, Inc.	3,648	69
Skyline Corp.	1,800	69
* Volcom, Inc.	3,047	69
* The Dixie Group, Inc.	4,600	69
* Spanish Broadcasting System, Inc.	15,683	69
Stanley Furniture Co., Inc.	3,152	67
Bandag, Inc. Class A	1,900	66
^* Syntax-Brillian Corp.	13,966	66
* Friendly Ice Cream Corp.	5,882	63
^* Overstock.com, Inc.	3,600	63
* Lin TV Corp.	8,100	63
* Fuel Systems Solutions, Inc.	4,861	62
Haverty Furniture Cos., Inc.	3,800	61
* Buca, Inc.	11,476	60
Coachmen Industries, Inc.	5,587	60
* Regent Communications, Inc.	15,607	59
* Lazare Kaplan International, Inc.	5,994	59
* Strattec Security Corp.	1,505	58
* CKX, Inc.	4,607	57
Journal Register Co.	10,104	57
* Rent-Way, Inc.	5,400	57
^* Bally Total Fitness Holding Corp.	36,309	55
* Shoe Carnival, Inc.	2,140	54
* DSW Inc. Class A	1,700	54
* Finlay Enterprises, Inc.	7,997	53
Noble International, Ltd.	4,209	53
* Progressive Gaming International Corp.	6,200	51
* PetMed Express, Inc.	4,688	49
* Morningstar, Inc.	1,324	49
* Hancock Fabrics, Inc.	16,787	48
^* Gander Mountain Co.	6,811	47
* Syms Corp.	2,325	47
Technical Olympic USA, Inc.	4,807	47
* McCormick & Schmick's Seafood Restaurants, Inc.	2,100	47
* Zumiez Inc.	1,700	46
* Reading International Inc. Class A	5,700	45
* Russ Berrie and Co., Inc.	2,941	45
^* Quantum Fuel Systems Technologies Worldwide, Inc.	22,421	44
^* Escala Group, Inc.	8,018	44
Levitt Corp. Class A	3,675	43
* Trans World Entertainment Corp.	6,768	41
* PRIMEDIA Inc.	24,661	37
* West Marine, Inc.	2,600	36
* Gaiam, Inc.	2,800	36
* Cosi, Inc.	6,700	36
Triarc Cos., Inc. Class A	1,994	33
Traffix, Inc.	6,267	33
* Palm Harbor Homes, Inc.	2,145	32
* Trump Entertainment Resorts, Inc.	1,887	32
Tarragon Corp.	3,069	32
* INVESTools Inc.	3,000	32
* Knology, Inc.	3,200	32
* The Princeton Review, Inc.	5,700	30
* Tweeter Home Entertainment Group, Inc.	6,300	29
* Dorman Products, Inc.	2,833	29
* Youbet.com, Inc.	7,426	28
* National R. V. Holdings, Inc.	7,890	27
* Emerson Radio Corp.	8,900	27
* Proliance International Inc.	5,819	27
* Champps Entertainment Inc.	4,350	26
* Saga Communications, Inc.	3,300	26
* Lenox Group, Inc.	4,093	25
* Smith & Wesson Holding Corp.	1,500	21
Craftmade International, Inc.	1,100	19
* Ruth's Chris Steak House	1,000	19
S&K Famous Brands Inc.	1,344	18
* Great Wolf Resorts, Inc.	1,510	18
* Movie Gallery, Inc.	8,300	16
Spartan Motors, Inc.	861	16
* Magna Entertainment Corp. Class A	3,400	16
* Stoneridge, Inc.	2,218	16
Orleans Homebuilders, Inc.	1,181	14
Superior Uniform Group, Inc.	1,093	14
* DG FastChannel Inc.	1,274	13
Dover Motorsports, Inc.	2,454	13
* Red Lion Hotels Corp.	1,212	13
* Concord Camera Corp.	24,240	12
* Nexstar Broadcasting Group, Inc.	2,936	12
* Radio One, Inc.	1,680	10
* Daily Journal Corp.	260	10
* Young Broadcasting Inc.	3,877	9
Weyco Group, Inc.	380	8
* Navarre Corp.	2,114	8
Blair Corp.	308	8
* Blockbuster Inc. Class B	2,111	7
* Triple Crown Media, Inc.	954	7
* Dura Automotive Systems, Inc.	18,072	5
Flexsteel Industries, Inc.	300	4
Lifetime Brands, Inc.	200	4
* Pomeroy IT Solutions, Inc.	400	3
* Fedders Corp.	1,886	2
* ION Media Networks, Inc.	2,800	2
* Virco Manufacturing Corp.	440	2
* Pegasus Communications Corp.	1,056	2
News Corp., Class B	100	2
* Gadzooks, Inc.	3,843	-

		543,750

Consumer Staples (8.2%)
The Procter & Gamble Co.	1,051,124	65,149
Altria Group, Inc.	668,894	51,204
Wal-Mart Stores, Inc.	800,926	39,502
PepsiCo, Inc.	529,383	34,548
The Coca-Cola Co.	679,153	30,345
Walgreen Co.	323,853	14,376
Anheuser-Busch Cos., Inc.	247,738	11,770
Colgate-Palmolive Co.	164,951	10,243
Kimberly-Clark Corp.	147,358	9,631
CVS Corp.	262,166	8,421
Costco Wholesale Corp.	151,110	7,507
Archer-Daniels-Midland Co.	188,757	7,150
Sysco Corp.	198,371	6,636
General Mills, Inc.	108,492	6,141
The Kroger Co.	220,278	5,097
H.J. Heinz Co.	107,403	4,503
Avon Products, Inc.	144,426	4,428
Safeway, Inc.	144,367	4,382
ConAgra Foods, Inc.	166,706	4,081
Kellogg Co.	82,021	4,062
Sara Lee Corp.	243,890	3,919
Reynolds American Inc.	56,823	3,521
The Clorox Co.	48,512	3,056
The Hershey Co.	53,717	2,871
UST, Inc.	51,863	2,844
Whole Foods Market, Inc.	44,972	2,673
Campbell Soup Co.	72,320	2,640
Kraft Foods Inc.	69,377	2,474
Bunge Ltd.	38,293	2,219
SuperValu Inc.	65,860	1,953
Loews Corp. -Carolina Group	34,749	1,925
* Constellation Brands, Inc. Class A	64,285	1,850
* Dean Foods Co.	43,656	1,834
Wm. Wrigley Jr. Co.	38,414	1,769
Coca-Cola Enterprises, Inc.	83,849	1,747
The Pepsi Bottling Group, Inc.	45,370	1,611
Molson Coors Brewing Co. Class B	22,637	1,560
Estee Lauder Cos. Class A	38,606	1,557
McCormick & Co., Inc.	37,988	1,443
* Energizer Holdings, Inc.	18,812	1,354
Alberto-Culver Co. Class B	25,425	1,286
Tyson Foods, Inc.	77,929	1,238
Brown-Forman Corp. Class B	14,870	1,140
Hormel Foods Corp.	24,495	881
* Smithfield Foods, Inc.	32,315	873
J.M. Smucker Co.	17,903	858
Church & Dwight, Inc.	20,706	810
Corn Products International, Inc.	23,943	779
* Rite Aid Corp.	154,007	699
* Hansen Natural Corp.	20,704	672
Del Monte Foods Co.	64,087	670
* BJ's Wholesale Club, Inc.	21,983	641
* NBTY, Inc.	18,632	545
Flowers Foods, Inc.	17,740	477
* Herbalife Ltd.	12,500	474
Delta & Pine Land Co.	11,691	473
Wm. Wrigley Jr. Co. Class B	10,178	468
PepsiAmericas, Inc.	21,279	454
Longs Drug Stores, Inc.	9,357	431
* Ralcorp Holdings, Inc.	8,619	416
* United Natural Foods, Inc.	13,152	408
Lancaster Colony Corp.	8,591	385
Pilgrim's Pride Corp.	13,979	382
* Hain Celestial Group, Inc.	14,024	358
* Performance Food Group Co.	11,909	335
Nu Skin Enterprises, Inc.	18,415	323
Casey's General Stores, Inc.	13,930	310
Universal Corp. (VA)	7,841	286
* Gold Kist Inc.	13,430	280
* Central Garden and Pet Co.	5,600	270
Ruddick Corp.	10,215	266
Chiquita Brands International, Inc.	18,263	244
* Chattem, Inc.	6,703	235
WD-40 Co.	6,299	225
* Central European Distribution Corp.	9,087	213
Tootsie Roll Industries, Inc.	7,003	205
* TreeHouse Foods Inc.	8,332	197
* Prestige Brands Holdings Inc.	17,222	192
* Darling International, Inc.	42,456	178
J & J Snack Foods Corp.	5,710	178
Ingles Markets, Inc.	6,311	166
* Playtex Products, Inc.	12,394	166
* Boston Beer Co., Inc. Class A	4,886	161
* Pathmark Stores, Inc.	15,860	158
The Great Atlantic & Pacific Tea Co., Inc.	5,723	138
* Elizabeth Arden, Inc.	8,159	132
Coca-Cola Bottling Co.	2,054	127
* Alliance One International, Inc.	30,381	125
Alico, Inc.	2,109	123
Weis Markets, Inc.	3,035	121
Sanderson Farms, Inc.	3,706	120
Lance, Inc.	5,349	118
* USANA Health Sciences, Inc.	2,600	116
Inter Parfums, Inc.	6,000	114
Vector Group Ltd.	6,654	108
Premium Standard Farms Inc.	5,600	107
Mannatech, Inc.	6,000	106
Andersons, Inc.	3,100	106
Nash-Finch Co.	4,399	104
* Peet's Coffee & Tea Inc.	4,000	100
* Spectrum Brands Inc.	11,748	99
* Smart & Final Inc.	5,700	97
The Topps Co., Inc.	10,659	96
* Wild Oats Markets Inc.	5,900	95
Seaboard Corp.	79	95
^* Lifeway Foods, Inc.	11,608	79
* Green Mountain Coffee Roasters, Inc.	2,150	79
Arden Group Inc. Class A	661	77
* Omega Protein Corp.	11,000	72
* PriceSmart, Inc.	4,330	65
* John B. Sanfilippo & Son, Inc.	6,400	65
* Griffin Land & Nurseries, Inc.	1,926	58
Reddy Ice Holdings, Inc.	2,400	58
* Zapata Corp.	8,200	55
* Star Scientific, Inc.	14,886	46
Spartan Stores, Inc.	2,600	44
Cal-Maine Foods, Inc.	6,373	42
^* Parlux Fragrances, Inc.	7,000	36
* Revlon, Inc. Class A	25,268	29
Oil-Dri Corp. of America	1,318	20
* American Italian Pasta Co.	1,851	14
* Maui Land & Pineapple Co., Inc.	300	9

		397,597

Energy (9.0%)
ExxonMobil Corp.	1,938,049	130,043
Chevron Corp.	710,059	46,054
ConocoPhillips Co.	502,295	29,902
Schlumberger Ltd.	378,012	23,448
Occidental Petroleum Corp.	274,388	13,201
Valero Energy Corp.	197,210	10,150
Halliburton Co.	331,056	9,419
Marathon Oil Corp.	116,177	8,934
Devon Energy Corp.	134,010	8,463
* Transocean Inc.	104,081	7,622
Baker Hughes, Inc.	109,258	7,451
Apache Corp.	106,006	6,700
Anadarko Petroleum Corp.	142,407	6,242
EOG Resources, Inc.	77,693	5,054
XTO Energy, Inc.	110,813	4,669
* Weatherford International Ltd.	111,730	4,661
Williams Cos., Inc.	190,867	4,556
GlobalSantaFe Corp.	78,236	3,911
Chesapeake Energy Corp.	128,096	3,712
Kinder Morgan, Inc.	34,296	3,596
Hess Corp.	80,831	3,348
* National Oilwell Varco Inc.	56,072	3,283
Peabody Energy Corp.	85,052	3,128
BJ Services Co.	103,336	3,114
El Paso Corp.	223,537	3,049
* Nabors Industries, Inc.	99,429	2,958
Noble Corp.	44,160	2,834
Smith International, Inc.	68,562	2,660
Sunoco, Inc.	42,499	2,643
Noble Energy, Inc.	56,988	2,598
Murphy Oil Corp.	53,923	2,564
* Ultra Petroleum Corp.	49,876	2,400
ENSCO International, Inc.	49,404	2,165
CONSOL Energy, Inc.	59,622	1,892
* Cameron International Corp.	37,006	1,788
Pioneer Natural Resources Co.	41,517	1,624
* Southwestern Energy Co.	53,694	1,604
* Grant Prideco, Inc.	41,983	1,597
* Newfield Exploration Co.	41,268	1,590
Diamond Offshore Drilling, Inc.	20,872	1,511
* Pride International, Inc.	51,915	1,424
Patterson-UTI Energy, Inc.	55,168	1,311
Tesoro Petroleum Corp.	22,154	1,284
Arch Coal, Inc.	41,402	1,197
* FMC Technologies Inc.	22,088	1,186
Rowan Cos., Inc.	35,405	1,120
* Denbury Resources, Inc.	38,240	1,105
* Plains Exploration & Production Co.	25,366	1,088
Range Resources Corp.	42,112	1,063
Cimarex Energy Co.	26,670	939
* Helix Energy Solutions Group, Inc.	27,880	931
Frontier Oil Corp.	34,596	920
Tidewater Inc.	17,977	794
Helmerich & Payne, Inc.	33,887	780
* Maverick Tube Corp.	11,942	774
Pogo Producing Co.	18,693	765
Cabot Oil & Gas Corp.	15,893	762
* Veritas DGC Inc.	11,558	761
Holly Corp.	16,074	696
* Todco Class A	20,099	695
St. Mary Land & Exploration Co.	18,524	680
* Superior Energy Services, Inc.	25,696	675
* Unit Corp.	14,170	651
* Kinder Morgan Management, LLC	15,424	651
Overseas Shipholding Group Inc.	9,599	593
* Forest Oil Corp.	18,114	572
Massey Energy Co.	26,740	560
* TETRA Technologies, Inc.	22,704	549
* Oceaneering International, Inc.	17,592	542
* Core Laboratories NV	8,400	536
* Universal Compression Holdings, Inc.	9,808	524
* Houston Exploration Co.	9,383	517
* Hanover Compressor Co.	27,835	507
* Cheniere Energy, Inc.	17,011	505
* Petrohawk Energy Corp.	48,251	501
OMI Corp.	22,619	491
Foundation Coal Holdings, Inc.	14,956	484
* Whiting Petroleum Corp.	12,023	482
* NS Group Inc.	7,341	474
* SEACOR Holdings Inc.	5,743	474
* Lone Star Technologies, Inc.	8,991	435
* Global Industries Ltd.	27,906	434
^* Quicksilver Resources, Inc.	13,557	432
* Grey Wolf, Inc.	62,743	419
* Atwood Oceanics, Inc.	9,072	408
* Swift Energy Co.	9,571	400
* Dresser Rand Group, Inc.	19,282	393
* W-H Energy Services, Inc.	9,447	392
* Giant Industries, Inc.	4,810	391
Penn Virginia Corp.	6,038	383
* Hydrill Co.	6,762	379
* Comstock Resources, Inc.	13,844	376
* Oil States International, Inc.	12,937	356
World Fuel Services Corp.	8,722	353
Berry Petroleum Class A	12,466	351
* Encore Acquisition Co.	14,412	351
* Delta Petroleum Corp.	15,312	345
* Stone Energy Corp.	7,891	319
* Atlas America, Inc.	7,440	318
* Input/Output, Inc.	31,805	316
* Energy Partners, Ltd.	12,781	315
* Bristow Group, Inc.	9,028	311
* Alpha Natural Resources, Inc.	19,492	307
USEC Inc.	31,810	307
* ATP Oil & Gas Corp.	7,731	286
* Hornbeck Offshore Services, Inc.	8,179	274
* Gulfmark Offshore, Inc.	8,319	265
* Carrizo Oil & Gas, Inc.	9,872	255
* Evergreen Energy, Inc.	23,270	245
* Mariner Energy Inc.	12,879	237
* Dril-Quip, Inc.	3,428	232
* Parker Drilling Co.	31,023	220
* Goodrich Petroleum Corp.	7,100	214
General Maritime Corp.	5,680	208
* Petroleum Development Corp.	5,200	207
Lufkin Industries, Inc.	3,900	206
W&T Offshore, Inc.	6,729	197
* Bill Barrett Corp.	7,892	194
CARBO Ceramics Inc.	5,193	187
* Brigham Exploration Co.	27,600	187
Maritrans Inc.	5,100	187
* Enbridge Energy Management LLC	4,009	185
Gulf Island Fabrication, Inc.	7,046	184
* Harvest Natural Resources, Inc.	17,401	180
* NATCO Group Inc.	6,200	179
* Newpark Resources, Inc.	32,883	175
* Parallel Petroleum Corp.	8,346	167
* Hercules Offshore, Inc.	5,307	165
* Callon Petroleum Co.	11,409	155
* Pioneer Drilling Co.	11,933	153
* Endeavor International Corp.	56,958	153
* Matrix Service Co.	11,500	151
* CNX Gas Corp.	6,397	148
* The Exploration Co. of Delaware, Inc.	15,283	146
* Warren Resources Inc.	11,722	143
RPC Inc.	7,754	142
* PetroQuest Energy, Inc.	12,700	132
^* McMoRan Exploration Co.	7,211	128
Crosstex Energy, Inc.	1,400	125
* Clayton Williams Energy, Inc.	4,047	123
* Double Eagle Petroleum Co.	6,301	119
* Edge Petroleum Corp.	7,200	119
* FX Energy, Inc.	22,738	116
* Dawson Geophysical	3,831	114
* U.S. Energy Corp.	28,071	113
* PHI Inc. Non-Voting	3,485	106
^* Rentech, Inc.	22,700	105
* GMX Resources Inc.	3,200	100
* Harken Energy Corp.	170,283	97
* The Meridian Resource Corp.	31,549	97
* International Coal Group, Inc.	20,483	86
^* Willbros Group, Inc.	5,300	83
* Basic Energy Services Inc.	3,059	75
* Trico Marine Services, Inc.	2,166	73
* Toreador Resources Corp.	3,900	72
* Bois d'Arc Energy, Inc.	4,100	63
^* Gasco Energy Inc.	19,900	54
Alon USA Energy, Inc.	1,785	53
^* Pacific Ethanol, Inc.	3,700	52
* Vaalco Energy, Inc.	7,200	52
* Arena Resources, Inc.	1,400	45
* Syntroleum Corp.	8,373	40
* Infinity, Inc.	9,394	37
* Westmoreland Coal Co.	1,745	34
* Transmeridian Exploration Inc.	7,200	28
* James River Coal Co.	2,549	27
* Abraxas Petroleum Corp.	3,900	12
* Penn Octane Corp.	3,564	2
* Allis-Chalmers Energy Inc.	100	1

		434,202

Financials (22.4%)
Citigroup, Inc.	1,592,383	79,094
Bank of America Corp.	1,461,738	78,305
JPMorgan Chase & Co.	1,113,016	52,267
American International Group, Inc.	707,238	46,862
Wells Fargo & Co.	1,022,446	36,992
Wachovia Corp.	524,774	29,282
Morgan Stanley	308,901	22,522
Merrill Lynch & Co., Inc.	280,375	21,931
The Goldman Sachs Group, Inc.	124,602	21,079
American Express Co.	355,707	19,948
U.S. Bancorp	570,167	18,941
Fannie Mae	310,816	17,378
Freddie Mac	221,713	14,706
MetLife, Inc.	243,135	13,781
Washington Mutual, Inc.	305,905	13,298
The Allstate Corp.	193,487	12,137
Prudential Financial, Inc.	157,778	12,031
Lehman Brothers Holdings, Inc.	147,005	10,858
The St. Paul Travelers, Cos. Inc.	223,127	10,462
The Bank of New York Co., Inc.	244,089	8,607
SunTrust Banks, Inc.	110,751	8,559
The Hartford Financial Services Group Inc.	97,090	8,423
BB&T Corp.	176,456	7,725
Capital One Financial Corp.	97,764	7,690
AFLAC Inc.	159,959	7,320
National City Corp.	195,509	7,156
The Chubb Corp.	133,030	6,912
* Berkshire Hathaway Inc. Class B	2,176	6,907
PNC Financial Services Group	94,829	6,869
SLM Corp.	131,671	6,844
Countrywide Financial Corp.	194,906	6,830
State Street Corp.	106,586	6,651
Golden West Financial Corp.	84,226	6,506
Simon Property Group, Inc. REIT	70,764	6,413
Charles Schwab Corp.	351,668	6,295
Franklin Resources Corp.	58,294	6,165
Progressive Corp. of Ohio	239,656	5,881
Fifth Third Bancorp	151,799	5,781
ACE Ltd.	104,165	5,701
Lincoln National Corp.	90,185	5,599
Regions Financial Corp.	146,147	5,377
The Chicago Mercantile Exchange	11,104	5,310
Mellon Financial Corp.	132,566	5,183
Moody's Corp.	79,252	5,181
Bear Stearns Co., Inc.	36,739	5,147
Genworth Financial Inc.	146,111	5,115
KeyCorp	129,601	4,852
The Principal Financial Group, Inc.	88,799	4,820
Loews Corp.	125,271	4,748
Equity Residential REIT	93,465	4,727
Marsh & McLennan Cos., Inc.	167,462	4,714
Equity Office Properties Trust REIT	117,441	4,669
ProLogis REIT	78,613	4,486
Vornado Realty Trust REIT	40,838	4,451
North Fork Bancorp, Inc.	149,213	4,273
XL Capital Ltd. Class A	57,917	3,979
Legg Mason Inc.	38,837	3,917
T. Rowe Price Group Inc.	80,918	3,872
Archstone-Smith Trust REIT	68,603	3,735
Host Marriott Corp. REIT	157,967	3,622
Boston Properties, Inc. REIT	34,811	3,597
Marshall & Ilsley Corp.	72,989	3,517
Public Storage, Inc. REIT	40,413	3,475
Northern Trust Corp.	59,388	3,470
General Growth Properties Inc. REIT	69,675	3,320
Ameriprise Financial, Inc.	70,517	3,307
AmSouth Bancorp	111,150	3,228
Aon Corp.	91,925	3,114
CIT Group Inc.	63,954	3,110
Kimco Realty Corp. REIT	69,528	2,981
Comerica, Inc.	52,095	2,965
* E*TRADE Financial Corp.	123,097	2,944
Avalonbay Communities, Inc. REIT	23,888	2,876
Ambac Financial Group, Inc.	34,003	2,814
MBIA, Inc.	43,254	2,658
Sovereign Bancorp, Inc.	120,714	2,597
Zions Bancorp	32,443	2,589
M & T Bank Corp.	21,434	2,571
Cincinnati Financial Corp.	52,983	2,546
Synovus Financial Corp.	82,942	2,436
Hudson City Bancorp, Inc.	176,800	2,343
Safeco Corp.	38,244	2,254
Compass Bancshares Inc.	39,462	2,249
Fidelity National Financial, Inc.	53,340	2,222
Commerce Bancorp, Inc.	56,297	2,067
Everest Re Group, Ltd.	20,955	2,044
Torchmark Corp.	32,276	2,037
Plum Creek Timber Co. Inc. REIT	58,996	2,008
Developers Diversified Realty Corp. REIT	35,206	1,963
Assurant, Inc.	35,195	1,880
UnumProvident Corp.	96,377	1,869
W.R. Berkley Corp.	52,427	1,855
TD Ameritrade Holding Corp.	98,117	1,850
Huntington Bancshares Inc.	75,034	1,796
The Macerich Co. REIT	23,117	1,765
American Capital Strategies, Ltd.	43,743	1,727
* Berkshire Hathaway Inc. Class A	18	1,724
Apartment Investment & Management Co. Class A REIT	31,237	1,700
MGIC Investment Corp.	28,127	1,687
Popular, Inc.	85,292	1,658
* Realogy Corp.	71,460	1,621
Duke Realty Corp. REIT	43,271	1,616
Radian Group, Inc.	26,592	1,596
AMB Property Corp. REIT	28,343	1,562
Old Republic International Corp.	69,956	1,550
SL Green Realty Corp. REIT	13,864	1,549
Regency Centers Corp. REIT	22,071	1,518
iStar Financial Inc. REIT	36,367	1,517
* CB Richard Ellis Group, Inc.	60,514	1,489
Mercantile Bankshares Corp.	40,128	1,455
First Horizon National Corp.	37,500	1,425
Allied Capital Corp.	46,466	1,404
New York Community Bancorp, Inc.	85,049	1,393
^ Liberty Property Trust REIT	28,732	1,373
Leucadia National Corp.	52,308	1,369
Health Care Properties Investors REIT	44,033	1,367
Camden Property Trust REIT	17,922	1,362
Janus Capital Group Inc.	67,860	1,338
Federal Realty Investment Trust REIT	17,752	1,319
A.G. Edwards & Sons, Inc.	24,618	1,312
Nuveen Investments, Inc. Class A	25,581	1,311
^* NYSE Group Inc.	17,500	1,308
United Dominion Realty Trust REIT	43,051	1,300
Axis Capital Holdings Ltd.	36,611	1,270
The PMI Group Inc.	28,708	1,258
^ The St. Joe Co.	22,800	1,251
Associated Banc-Corp	38,358	1,247
PartnerRe Ltd.	18,189	1,229
RenaissanceRe Holdings Ltd.	21,982	1,222
* Markel Corp.	2,958	1,215
White Mountains Insurance Group Inc.	2,427	1,206
HCC Insurance Holdings, Inc.	35,883	1,180
Brown & Brown, Inc.	38,056	1,163
SEI Investments Co.	20,666	1,161
Ventas, Inc. REIT	30,115	1,161
Reckson Associates Realty Corp. REIT	26,810	1,147
Eaton Vance Corp.	39,350	1,136
Forest City Enterprise Class A	20,866	1,133
UnionBanCal Corp.	18,560	1,130
Hospitality Properties Trust REIT	23,872	1,127
First American Corp.	26,509	1,122
Weingarten Realty Investors REIT	26,017	1,119
Colonial BancGroup, Inc.	44,871	1,099
TD Banknorth, Inc.	36,611	1,057
* AmeriCredit Corp.	41,931	1,048
Mack-Cali Realty Corp. REIT	20,069	1,040
* Conseco, Inc.	48,686	1,022
* Affiliated Managers Group, Inc.	10,062	1,007
TCF Financial Corp.	38,028	1,000
BRE Properties Inc. Class A REIT	16,578	990
Protective Life Corp.	21,501	984
Jones Lang LaSalle Inc.	11,490	982
Trizec Properties, Inc. REIT	32,843	949
Brandywine Realty Trust REIT	29,169	949
CapitalSource Inc. REIT	36,337	938
Wilmington Trust Corp.	21,023	937
Alexandria Real Estate Equities, Inc. REIT	9,963	935
Federated Investors, Inc.	27,639	934
Rayonier Inc. REIT	24,701	934
Jefferies Group, Inc.	32,686	932
* Nasdaq Stock Market Inc.	30,675	928
Commerce Bancshares, Inc.	18,229	922
Thornburg Mortgage, Inc. REIT	36,169	921
Astoria Financial Corp.	29,800	918
Valley National Bancorp	35,809	916
New Plan Excel Realty Trust REIT	33,756	913
* Arch Capital Group Ltd.	14,377	913
Investors Financial Services Corp.	21,170	912
Pan Pacific Retail Properties, Inc. REIT	13,112	910
City National Corp.	13,513	906
Fulton Financial Corp.	55,937	906
Cullen/Frost Bankers, Inc.	15,160	877
IndyMac Bancorp, Inc.	21,222	873
* IntercontinentalExchange Inc.	11,600	871
Raymond James Financial, Inc.	29,764	870
AmerUs Group Co.	12,608	857
Essex Property Trust, Inc. REIT	7,055	856
Annaly Mortgage Management Inc. REIT	63,973	841
CBL & Associates Properties, Inc. REIT	19,864	833
Arthur J. Gallagher & Co.	31,120	830
Nationwide Financial Services, Inc.	17,239	829
* CBOT Holdings, Inc. Class A	6,807	822
HRPT Properties Trust REIT	67,971	812
Health Care Inc. REIT	20,138	806
Webster Financial Corp.	17,087	805
Sky Financial Group, Inc.	32,208	802
Bank of Hawaii Corp.	16,472	793
StanCorp Financial Group, Inc.	17,594	785
Kilroy Realty Corp. REIT	10,225	770
Taubman Co. REIT	17,167	763
* Philadelphia Consolidated Holding Corp.	19,118	761
Realty Income Corp. REIT	30,161	745
Hanover Insurance Group Inc.	16,432	733
People's Bank	18,307	725
Whitney Holdings Corp.	20,131	720
The First Marblehead Corp.	10,239	709
East West Bancorp, Inc.	17,759	703
Unitrin, Inc.	15,630	690
Crescent Real Estate, Inc. REIT	31,176	680
Colonial Properties Trust REIT	14,185	678
Waddell & Reed Financial, Inc.	27,376	678
Post Properties, Inc. REIT	14,015	666
American Financial Group, Inc.	14,089	661
BancorpSouth, Inc.	23,175	643
Nationwide Health Properties, Inc. REIT	24,051	643
KKR Financial Corp. REIT	26,188	643
First Industrial Realty Trust REIT	14,578	641
New Century Financial Corp. REIT	16,265	639
Endurance Specialty Holdings Ltd.	18,057	637
Washington Federal Inc.	28,358	636
Home Properties, Inc. REIT	11,088	634
BioMed Realty Trust, Inc. REIT	20,852	633
* Investment Technology Group, Inc.	14,105	631
Mercury General Corp.	12,447	617
Maguire Properties, Inc. REIT	15,124	616
First Midwest Bancorp, Inc.	16,227	615
The South Financial Group, Inc.	23,112	602
FirstMerit Corp.	25,653	594
Healthcare Realty Trust Inc. REIT	15,473	594
Platinum Underwriters Holdings, Ltd.	19,120	589
Corporate Office Properties Trust, Inc. REIT	13,137	588
Texas Regional Bancshares, Inc.	15,145	582
* Knight Capital Group, Inc. Class A	31,982	582
Washington REIT	14,521	578
LaSalle Hotel Properties REIT	13,055	566
Sunstone Hotel Investors, Inc. REIT	18,934	563
Delphi Financial Group, Inc.	13,903	554
International Securities Exchange, Inc.	11,808	554
Highwood Properties, Inc. REIT	14,746	549
Cathay General Bancorp	14,908	538
UCBH Holdings, Inc.	30,794	538
American Home Mortgage Investment Corp. REIT	15,405	537
Apollo Investment Corp.	26,028	534
Ohio Casualty Corp.	20,436	529
NewAlliance Bancshares, Inc.	35,860	525
Aspen Insurance Holdings Ltd.	20,246	523
Westamerica Bancorporation	10,290	520
Transatlantic Holdings, Inc.	8,555	517
* SVB Financial Group	11,563	516
Reinsurance Group of America, Inc.	9,899	514
LandAmerica Financial Group, Inc.	7,716	508
Montpelier Re Holdings Ltd.	26,118	506
Senior Housing Properties Trust REIT	23,486	501
First Niagara Financial Group, Inc.	34,353	501
IPC Holdings Ltd.	16,463	501
Umpqua Holdings Corp.	17,493	500
Commerce Group, Inc.	16,404	493
The Phoenix Cos., Inc.	34,950	489
Pennsylvania REIT	11,407	486
* ProAssurance Corp.	9,847	485
Trustmark Corp.	15,436	485
* Alleghany Corp.	1,673	484
Selective Insurance Group	8,977	472
Strategic Hotels and Resorts, Inc. REIT	23,667	471
American Financial Realty Trust REIT	41,519	463
Potlatch Corp. REIT	12,450	462
Greater Bay Bancorp	16,302	460
Erie Indemnity Co. Class A	8,740	458
Hilb, Rogal and Hamilton Co.	10,707	457
National Financial Partners Corp.	11,074	454
Downey Financial Corp.	6,770	450
BlackRock, Inc.	3,016	449
Mid-America Apartment Communities, Inc. REIT	7,300	447
Digital Realty Trust, Inc. REIT	14,200	445
R.L.I. Corp.	8,683	441
Assured Guaranty Ltd.	16,750	434
UMB Financial Corp.	11,853	433
Frontier Financial Corp.	16,600	431
Alabama National BanCorporation	6,300	430
Zenith National Insurance Corp.	10,744	429
Cousins Properties, Inc. REIT	12,456	426
United Bankshares, Inc.	11,441	426
International Bancshares Corp.	14,293	424
EastGroup Properties, Inc. REIT	8,475	423
Hancock Holding Co.	7,884	422
Entertainment Properties Trust REIT	8,538	421
Chittenden Corp.	14,628	420
Friedman, Billings, Ramsey Group, Inc. REIT	51,926	417
* Trammell Crow Co.	11,272	412
* Argonaut Group, Inc.	13,219	410
* Piper Jaffray Cos., Inc.	6,718	407
Longview Fibre Co. REIT	19,991	406
BOK Financial Corp.	7,668	403
Provident Bankshares Corp.	10,810	401
Republic Bancorp, Inc.	30,014	400
Redwood Trust, Inc. REIT	7,941	400
Glacier Bancorp, Inc.	11,573	395
Newcastle Investment Corp. REIT	14,355	393
F.N.B. Corp.	23,616	393
Inland Real Estate Corp. REIT	22,428	393
National Retail Properties REIT	18,079	391
Pacific Capital Bancorp	14,380	388
MAF Bancorp, Inc.	9,377	387
DiamondRock Hospitality Co. REIT	23,219	386
First Republic Bank	9,011	384
Old National Bancorp	19,921	380
Wintrust Financial Corp.	7,554	379
First Commonwealth Financial Corp.	29,062	379
FelCor Lodging Trust, Inc. REIT	18,824	377
Sterling Financial Corp.	11,607	376
First Community Bancorp	6,681	374
Boston Private Financial Holdings, Inc.	13,346	372
Cash America International Inc.	9,488	371
Park National Corp.	3,669	367
Susquehanna Bancshares, Inc.	14,993	366
Lexington Corporate Properties Trust REIT	17,277	366
Sterling Bancshares, Inc.	18,066	366
* Signature Bank	11,827	366
Provident Financial Services Inc.	19,576	362
Equity Lifestyle Properties, Inc. REIT	7,887	361
Equity Inns, Inc. REIT	22,280	355
PrivateBancorp, Inc.	7,700	352
First BanCorp Puerto Rico	31,795	352
Tanger Factory Outlet Centers, Inc. REIT	9,684	345
Brookline Bancorp, Inc.	24,344	335
Amcore Financial, Inc.	11,037	334
Commercial Capital Bancorp, Inc.	20,924	334
First Charter Corp.	13,796	332
PS Business Parks, Inc. REIT	5,449	329
Hanmi Financial Corp.	16,608	326
National Penn Bancshares Inc.	16,503	324
United Community Banks, Inc.	10,700	322
Equity One, Inc. REIT	13,286	318
Anthracite Capital Inc. REIT	24,616	317
BankAtlantic Bancorp, Inc. Class A	22,244	316
Prosperity Bancshares, Inc.	9,240	315
BankUnited Financial Corp.	11,962	312
NBT Bancorp, Inc.	13,379	311
Cascade Bancorp	8,263	310
Central Pacific Financial Co.	8,348	305
American Equity Investment Life Holding Co.	24,700	303
Chemical Financial Corp.	10,200	303
Sovran Self Storage, Inc. REIT	5,430	302
Mills Corp. REIT	17,838	298
S & T Bancorp, Inc.	9,028	293
Fremont General Corp.	20,741	290
Citizens Banking Corp.	10,986	288
First Citizens BancShares Class A	1,509	288
Community Bank System, Inc.	12,996	288
Capitol Bancorp Ltd.	6,392	284
Acadia Realty Trust REIT	11,100	283
City Holding Co.	7,093	283
Horace Mann Educators Corp.	14,541	280
Bank Mutual Corp.	23,016	279
Glenborough Realty Trust, Inc. REIT	10,672	275
Cedar Shopping Centers, Inc. REIT	16,700	270
CVB Financial Corp.	18,026	266
Anchor Bancorp Wisconsin Inc.	9,308	266
Capital Trust Class A REIT	6,470	264
Heritage Property Investment Trust REIT	7,199	262
Spirit Finance Corp. REIT	22,568	262
MCG Capital Corp.	15,950	260
Columbia Banking System, Inc.	8,076	259
Ashford Hospitality Trust REIT	21,475	256
Ares Capital Corp.	14,706	256
Mid-State Bancshares	9,350	256
Extra Space Storage Inc. REIT	14,748	255
Harleysville Group, Inc.	7,271	254
Harbor Florida Bancshares, Inc.	5,735	254
U-Store-It Trust REIT	11,737	252
MB Financial, Inc.	6,767	249
LTC Properties, Inc. REIT	10,270	249
Global Signal, Inc. REIT	4,918	249
PFF Bancorp, Inc.	6,708	248
Community Trust Bancorp Inc.	6,465	243
TrustCo Bank NY	22,440	243
Infinity Property & Casualty Corp.	5,800	239
Fidelity Bankshares, Inc.	6,068	237
First Financial Bankshares, Inc.	6,193	236
Glimcher Realty Trust REIT	9,527	236
GMH Communities Trust REIT	18,701	236
National Health Investors REIT	8,302	235
Calamos Asset Management, Inc.	8,014	235
Greenhill & Co., Inc.	3,500	235
Saul Centers, Inc. REIT	5,200	234
Arbor Realty Trust, Inc. REIT	9,092	232
Banner Corp.	5,621	231
American Campus Communities, Inc. REIT	9,000	230
* EZCORP, Inc.	5,931	229
Community Banks, Inc.	8,473	227
Saxon Inc. REIT	16,047	225
Advance America Cash Advance Centers Inc.	15,568	224
Franklin Street Properties Corp. REIT	11,285	224
Doral Financial Corp.	33,946	224
* Ace Cash Express, Inc.	7,461	223
* American Physicians Capital, Inc.	4,600	223
ASTA Funding, Inc.	5,895	221
Provident New York Bancorp, Inc.	16,074	220
Dime Community Bancshares	14,890	219
Max Re Capital Ltd.	9,500	218
CoBiz Inc.	9,503	217
* First Federal Financial Corp.	3,815	216
* GFI Group Inc.	3,910	216
^ Novastar Financial, Inc. REIT	7,380	215
Anworth Mortgage Asset Corp. REIT	25,624	214
Omega Healthcare Investors, Inc. REIT	14,092	212
Corus Bankshares Inc.	9,414	210
Capital Southwest Corp.	1,747	208
First Busey Corp.	9,073	206
Ameris Bancorp	7,545	205
BankFinancial Corp.	11,655	204
Student Loan Corp.	1,059	204
* Tradestation Group Inc.	13,406	202
* Investors Bancorp, Inc.	13,373	202
Capitol Federal Financial	5,672	202
* Move, Inc.	40,953	201
Capital Lease Funding, Inc. REIT	18,120	201
First Community Bancshares, Inc.	5,935	198
Trustreet Properties, Inc. REIT	15,814	198
BancFirst Corp.	4,200	196
* Ocwen Financial Corp.	13,143	196
* LaBranche & Co. Inc.	18,705	194
Resource America, Inc.	9,251	192
* USI Holdings Corp.	14,200	192
* Tejon Ranch Co.	4,527	192
First Indiana Corp.	7,321	190
* Pinnacle Financial Partners, Inc.	5,297	190
^ Fidelity National Title Group, Inc. Class A	9,011	189
Capital City Bank Group, Inc.	6,062	189
Capital Corp. of the West	6,071	188
Impac Mortgage Holdings, Inc. REIT	20,098	188
Center Financial Corp.	7,849	187
* Accredited Home Lenders Holding Co.	5,147	185
RAIT Investment Trust REIT	6,400	185
Harleysville National Corp.	8,989	181
Alfa Corp.	10,446	180
* Aether Holdings, Inc.	30,101	179
Cardinal Financial Corp.	16,306	179
Flag Financial Corp.	7,128	178
Northwest Bancorp, Inc.	6,916	176
* Stifel Financial Corp.	5,509	175
MFA Mortgage Investments, Inc. REIT	23,400	174
BancTrust Financial Group, Inc.	6,224	174
Advanta Corp. Class B	4,700	173
Highland Hospitality Corp. REIT	12,000	172
W Holding Co., Inc.	28,977	171
* Portfolio Recovery Associates, Inc.	3,900	171
* First Cash Financial Services, Inc.	8,300	171
* World Acceptance Corp.	3,853	169
Berkshire Hills Bancorp, Inc.	4,749	169
Associated Estates Realty Corp. REIT	10,913	169
Westbanco Inc.	5,774	169
^ Odyssey Re Holdings Corp.	4,960	168
Safety Insurance Group, Inc.	3,396	165
Financial Federal Corp.	6,164	165
Arrow Financial Corp.	6,502	165
* Citizens, Inc.	28,353	165
optionsXpress Holdings Inc.	5,907	165
KNBT Bancorp Inc.	10,237	165
Independent Bank Corp. (MA)	5,009	163
Independent Bank Corp. (MI)	6,707	163
Parkway Properties Inc. REIT	3,500	163
* FPIC Insurance Group, Inc.	4,100	162
City Bank Lynnwood (WA)	3,450	162
First Potomac REIT	5,369	162
Innkeepers USA Trust REIT	9,921	162
Agree Realty Corp. REIT	4,900	161
Gamco Investors Inc. Class A	4,208	160
Luminent Mortgage Capital, Inc. REIT	15,321	158
Bristol West Holdings, Inc.	10,813	157
Midland Co.	3,600	156
^ Center Bancorp, Inc.	9,434	155
Aames Investment Corp. REIT	32,930	153
AmericanWest Bancorporation	7,172	152
Bank of Granite Corp.	8,627	151
Mercantile Bank Corp.	3,820	151
* Nelnet, Inc.	4,900	151
Winston Hotels, Inc. REIT	12,195	150
Baldwin & Lyons, Inc. Class B	6,128	148
Bancorp Rhode Island Inc.	3,295	146
Community Bancorp Inc.	3,565	146
United Fire & Casualty Co.	4,613	144
American Mortgage Acceptance Co. REIT	8,000	144
Getty Realty Holding Corp. REIT	4,925	144
Ames National Corp.	6,718	144
Sizeler Property Investors, Inc. REIT	9,566	144
Stewart Information Services Corp.	4,100	143
Capital Bank Corp.	8,071	142
* United America Indemnity, Ltd.	6,300	142
* Universal American Financial Corp.	8,800	141
Federal Agricultural Mortgage Corp. Class C	5,337	141
Clifton Savings Bancorp, Inc.	12,590	141
Midwest Banc Holdings, Inc.	5,751	140
Partners Trust Financial Group, Inc.	13,103	140
Columbia Bancorp (OR)	5,700	140
First Financial Holdings, Inc.	4,062	139
CFS Bancorp, Inc.	9,348	138
Donegal Group Inc.	6,829	138
* Centennial Bank Holdings Inc.	14,241	138
* Triad Guaranty, Inc.	2,694	138
* PICO Holdings, Inc.	4,206	137
Coastal Financial Corp.	10,809	136
TierOne Corp.	4,000	136
Lakeland Bancorp, Inc.	9,472	135
* Navigators Group, Inc.	2,792	134
Ramco-Gershenson Properties Trust REIT	4,191	134
IBERIABANK Corp.	2,175	133
First Merchants Corp.	5,597	132
Direct General Corp.	9,763	131
First Defiance Financial Corp.	4,600	131
* Western Alliance Bancorp	3,983	131
Bryn Mawr Bank Corp.	5,879	130
Leesport Financial Corp.	5,506	128
Eastern Virginia Bankshares, Inc.	5,987	127
National Western Life Insurance Co. Class A	551	127
* AmeriVest Properties, Inc. REIT	25,800	126
Gramercy Capital Corp. REIT	5,005	126
Irwin Financial Corp.	6,448	126
First Financial Bancorp	7,916	126
Universal Health Realty Income REIT	3,494	125
Sun Communities, Inc. REIT	3,906	125
Atlantic Coast Federal Corp.	6,836	123
BNP Residential Properties, Inc. REIT	5,156	122
Consolidated-Tomoka Land Co.	1,900	122
Presidential Life Corp.	5,377	120
* Asset Acceptance Capital Corp.	7,400	120
* Community Bancorp	3,895	119
* CompuCredit Corp.	3,932	119
* Capital Crossing Bank	4,080	119
Sterling Financial Corp. (PA)	5,357	118
West Coast Bancorp	3,837	117
* Franklin Bank Corp.	5,883	117
Flagstar Bancorp, Inc.	8,018	117
First of Long Island Corp.	2,620	116
* First Regional Bancorp	3,390	115
Sandy Spring Bancorp, Inc.	3,245	115
SWS Group, Inc.	4,600	114
Charter Financial Corp.	2,857	114
Sunset Financial Resources, Inc. REIT	13,179	114
FBL Financial Group, Inc. Class A	3,397	114
Seacoast Banking Corp. of Florida	3,755	113
* Great Lakes Bancorp, Inc.	7,035	113
Scottish Re Group Ltd.	10,400	113
* Ameriserv Financial Inc.	24,958	111
Old Second Bancorp, Inc.	3,686	110
First State Bancorporation	4,208	109
Integra Bank Corp.	4,276	108
Capstead Mortgage Corp. REIT	12,486	108
Crawford & Co. Class B	15,785	107
Correctional Properties Trust REIT	3,372	107
First Bancorp (NC)	5,244	107
MortgageIT Holdings Inc. REIT	7,566	107
Renasant Corp.	3,795	107
State Auto Financial Corp.	3,477	106
Nara Bancorp, Inc.	5,787	106
Interchange Financial Services Corp.	4,537	103
Sanders Morris Harris Group Inc.	8,154	102
First Source Corp.	3,452	102
NYMAGIC, Inc.	3,198	101
Ameriana Bancorp	7,441	100
Suffolk Bancorp	3,146	100
* United Capital Corp.	3,746	100
Commercial Bankshares, Inc.	2,797	100
Kite Realty Group Trust REIT	5,800	99
Summit Bancshares, Inc.	3,513	99
WSFS Financial Corp.	1,587	99
American National Bankshares Inc.	4,115	97
Bank of the Ozarks, Inc.	2,856	97
Tower Group, Inc.	2,900	97
Medical Properties Trust Inc. REIT	7,212	97
Century Bancorp, Inc. Class A	3,755	97
* CNA Surety Corp.	4,707	95
Macatawa Bank Corp.	4,138	95
Southwest Bancorp, Inc.	3,662	95
Investors Real Estate Trust REIT	9,600	94
Oriental Financial Group Inc.	7,815	93
Simmons First National Corp.	3,210	93
Union Bankshares Corp.	2,100	93
S.Y. Bancorp, Inc.	3,110	92
Deerfield Triarc Capital Corp. REIT	6,778	89
* First Mariner Bancorp, Inc.	4,544	88
Fieldstone Investment Corp. REIT	10,082	88
Advanta Corp. Class A	2,570	87
Merchants Bancshares, Inc.	3,652	87
First Place Financial Corp.	3,814	86
* Pennsylvania Commerce Bancorp, Inc.	3,261	86
U.S.B. Holding Co., Inc.	3,892	86
Camco Financial Corp.	6,439	86
LSB Corp.	4,999	85
21st Century Insurance Group	5,655	85
Omega Financial Corp.	2,792	84
Univest Corp. of Pennsylvania	2,888	83
* Affordable Residential Communities REIT	8,567	83
First Financial Corp. (IN)	2,574	82
Washington Trust Bancorp, Inc.	3,058	81
Yardville National Bancorp	2,263	81
ITLA Capital Corp.	1,500	81
Sterling Bancorp	4,095	81
United Community Financial Corp.	6,500	80
NorthStar Realty Finance Corp. REIT	6,300	80
Peoples Bancorp, Inc.	2,678	78
* PMA Capital Corp. Class A	8,763	77
* Virginia Commerce Bancorp, Inc.	3,460	77
German American Bancorp	5,334	75
Urstadt Biddle Properties Class A REIT	4,098	74
Heritage Commerce Corp.	3,195	74
Wilshire Bancorp Inc.	3,876	74
NetBank, Inc.	12,080	73
Horizon Financial Corp.	2,439	73
Southside Bancshares, Inc.	2,705	72
* The Bancorp Inc.	2,757	70
* Encore Capital Group, Inc.	5,400	70
^ First South Bancorp, Inc.	2,257	69
Flushing Financial Corp.	3,942	69
Education Realty Trust, Inc. REIT	4,600	68
TriCo Bancshares	2,716	67
Clark, Inc.	5,960	67
Great Southern Bancorp, Inc.	2,371	67
* Sun Bancorp, Inc. (NJ)	3,504	66
PXRE Group Ltd.	15,866	65
Financial Institutions, Inc.	2,780	65
R & G Financial Corp. Class B	8,500	63
Tompkins Trustco, Inc.	1,342	61
Shore Bancshares, Inc.	2,089	60
Farmers Capital Bank Corp.	1,770	60
Medallion Financial Corp.	5,379	59
* Texas Capital Bancshares, Inc.	3,157	59
Heartland Financial USA, Inc.	2,299	59
Team Financial, Inc.	3,758	58
Smithtown Bancorp, Inc.	2,148	58
OceanFirst Financial Corp.	2,657	57
HomeBanc Corp. REIT	9,188	57
* Superior Bancorp	4,846	56
Government Properties Trust, Inc. REIT	6,158	56
* Consumer Portfolio Services, Inc.	9,578	55
North Valley Bancorp	3,149	55
Vineyard National Bancorp Co.	2,133	55
LSB Bancshares, Inc.	3,164	54
Brooke Corp.	4,100	53
Security Bank Corp.	2,341	53
Opteum Inc. REIT	6,500	52
West Bancorporation	3,045	52
* Stratus Properties Inc.	1,599	52
Newmil Bancorp, Inc.	1,250	51
Greater Delaware Valley Savings Bank	2,068	51
Willow Grove Bancorp, Inc.	3,144	49
* American Independence Corp.	4,279	49
Republic Bancorp, Inc. Class A	2,176	46
State National Bancshares, Inc.	1,200	46
HMN Financial, Inc.	1,311	46
Provident Financial Holdings, Inc.	1,509	45
Cohen & Steers, Inc.	1,400	45
First M&F Corp.	2,450	45
Citizens 1st Bancorp, Inc.	1,688	43
JER Investors Trust Inc. REIT	2,493	43
* Pacific Mercantile Bancorp	2,638	43
FNB Corp. (VA)	1,171	42
Heritage Financial Corp.	1,610	42
Pennfed Financial Services, Inc.	2,468	41
Mission West Properties Inc. REIT	3,600	41
* Rewards Network Inc.	8,399	41
Winthrop Realty Trust Inc. REIT	6,238	40
FNB Financial Services Corp.	2,621	39
* The Enstar Group, Inc.	400	38
American Land Lease, Inc. REIT	1,599	38
* United PanAm Financial Corp.	2,441	38
First Federal Bancshares of Arkansas, Inc.	1,606	38
* Marlin Business Services Inc.	1,795	38
Royal Bancshares of Pennsylvania, Inc.	1,313	36
Monmouth Real Estate Investment Corp. REIT	4,356	35
Greater Community Bancorp	2,238	34
Westfield Financial, Inc.	1,055	34
Wellsford Real Properties Inc.	4,526	33
Massbank Corp.	1,013	33
ESB Financial Corp.	2,941	32
Placer Sierra Bancshares	1,432	32
Peapack Gladstone Financial Corp.	1,263	31
Preferred Bank, Los Angeles	500	30
Columbia Equity Trust Inc. REIT	1,800	30
Oak Hill Financial, Inc.	1,210	30
Rome Bancorp, Inc.	2,312	30
Investors Title Co.	648	29
* Quanta Capital Holdings Ltd.	15,521	29
Pulaski Financial Corp.	1,691	28
* Ampal-American Israel Corp.	5,606	26
Meta Financial Group, Inc.	1,049	26
UMH Properties, Inc. REIT	1,670	26
First United Corp.	1,200	26
BCSB Bankcorp, Inc.	1,993	26
FNB Corp. (NC)	1,296	24
Comm Bancorp, Inc.	539	22
Citizens South Banking Corp.	1,609	21
Codorus Valley Bancorp, Inc.	1,024	20
TF Financial Corp.	616	19
* First Acceptance Corp.	1,600	18
Federal Agricultural Mortgage Corp. Class A	1,021	18
Rainier Pacific Financial Group Inc.	975	18
Windrose Medical Properties Trust REIT	1,000	18
First Keystone Financial, Inc.	863	17
HopFed Bancorp, Inc.	1,005	16
Wainwright Bank & Trust Co.	1,537	16
Habersham Bancorp	610	15
Colony Bankcorp, Inc.	681	14
PremierWest Bancorp	854	14
Unity Bancorp, Inc.	789	12
One Liberty Properties, Inc. REIT	534	12
First Financial Service Corp.	399	12
Northern States Financial Corp.	599	11
BRT Realty Trust REIT	400	11
* Republic First Bancorp, Inc.	803	11
MutualFirst Financial Inc.	500	10
Wayne Savings Bancshares, Inc.	673	10
Kearny Financial Corp.	600	9
Jefferson Bancshares, Inc.	600	8
Abington Community Bankcorp, Inc.	466	7
TIB Financial Corp.	188	6
HF Financial Corp.	347	6
National Health Realty Inc. REIT	200	4
Princeton National Bancorp, Inc.	100	3
Home Federal Bancorp	100	3
United Financial Corp.	93	2
Hersha Hospitality Trust REIT	145	1
* Brooklyn Federal Bancorp	44	1
* Horizon Group Properties, Inc. REIT	64	-
* Vesta Insurance Group, Inc.	11,252	-

		1,081,606

Health Care (12.6%)
Pfizer Inc.	2,347,065	66,563
Johnson & Johnson	948,503	61,596
Merck & Co., Inc.	699,093	29,292
* Amgen, Inc.	377,721	27,018
Abbott Laboratories	489,015	23,747
Wyeth	431,135	21,919
UnitedHealth Group Inc.	431,679	21,239
Eli Lilly & Co.	325,776	18,569
Medtronic, Inc.	386,691	17,958
* WellPoint Inc.	204,213	15,735
Bristol-Myers Squibb Co.	626,812	15,620
* Genentech, Inc.	151,903	12,562
Schering-Plough Corp.	474,425	10,480
* Gilead Sciences, Inc.	145,774	10,015
Baxter International, Inc.	209,970	9,545
Cardinal Health, Inc.	133,789	8,795
Caremark Rx, Inc.	141,781	8,035
Aetna Inc.	181,692	7,186
HCA Inc.	118,061	5,890
* Medco Health Solutions, Inc.	96,689	5,812
* Genzyme Corp.	83,567	5,638
Becton, Dickinson & Co.	79,299	5,604
* Boston Scientific Corp.	375,716	5,557
Allergan, Inc.	48,930	5,510
* Zimmer Holdings, Inc.	79,596	5,373
* Forest Laboratories, Inc.	104,458	5,287
* Biogen Idec Inc.	110,191	4,923
McKesson Corp.	92,602	4,882
* Celgene Corp.	111,454	4,826
Stryker Corp.	91,071	4,516
CIGNA Corp.	38,375	4,464
* St. Jude Medical, Inc.	115,803	4,087
* Humana Inc.	52,774	3,488
Quest Diagnostics, Inc.	53,963	3,300
* Fisher Scientific International Inc.	39,883	3,120
AmerisourceBergen Corp.	67,404	3,047
* Express Scripts Inc.	40,096	3,027
* Coventry Health Care Inc.	51,591	2,658
* Laboratory Corp. of America Holdings	39,999	2,623
C.R. Bard, Inc.	33,251	2,494
Biomet, Inc.	75,153	2,419
* MedImmune Inc.	79,820	2,332
* Varian Medical Systems, Inc.	42,187	2,252
* Thermo Electron Corp.	52,464	2,063
Applera Corp.-Applied Biosystems Group	59,276	1,963
* DaVita, Inc.	33,190	1,921
* Hospira, Inc.	47,746	1,827
IMS Health, Inc.	64,280	1,712
* Sepracor Inc.	34,873	1,689
* Barr Pharmaceuticals Inc.	32,395	1,683
Omnicare, Inc.	38,946	1,678
Health Management Associates Class A	77,537	1,621
* Health Net Inc.	37,090	1,614
* Waters Corp.	33,402	1,512
* Amylin Pharmaceuticals, Inc.	33,790	1,489
DENTSPLY International Inc.	48,066	1,447
* Henry Schein, Inc.	28,382	1,423
Mylan Laboratories, Inc.	67,822	1,365
* Covance, Inc.	20,551	1,364
Manor Care, Inc.	25,460	1,331
* King Pharmaceuticals, Inc.	78,111	1,330
* Endo Pharmaceuticals Holdings, Inc.	40,603	1,322
* Vertex Pharmaceuticals, Inc.	38,451	1,294
* Triad Hospitals, Inc.	28,226	1,243
* Tenet Healthcare Corp.	150,983	1,229
* Cephalon, Inc.	19,507	1,205
* Patterson Cos	35,794	1,203
Pharmaceutical Product Development, Inc.	33,678	1,202
* Intuitive Surgical, Inc.	11,212	1,182
* Community Health Systems, Inc.	31,597	1,180
Beckman Coulter, Inc.	20,355	1,172
* Invitrogen Corp.	17,177	1,089
* Lincare Holdings, Inc.	30,723	1,064
* Millipore Corp.	17,032	1,044
* Emdeon Corp.	88,450	1,036
* Charles River Laboratories, Inc.	23,386	1,015
Hillenbrand Industries, Inc.	17,810	1,015
Dade Behring Holdings Inc.	25,141	1,010
* Millennium Pharmaceuticals, Inc.	101,078	1,006
* ResMed Inc.	24,350	980
Universal Health Services Class B	16,337	979
* VCA Antech, Inc.	26,712	963
* IDEXX Laboratories Corp.	10,217	931
* Respironics, Inc.	23,520	908
* Cerner Corp.	19,926	905
* Cytyc Corp.	36,738	899
* Edwards Lifesciences Corp.	19,095	890
* Advanced Medical Optics, Inc.	22,248	880
Bausch & Lomb, Inc.	17,341	869
* Watson Pharmaceuticals, Inc.	31,335	820
* Gen-Probe Inc.	16,820	789
PerkinElmer, Inc.	41,137	779
Cooper Cos., Inc.	13,718	734
* Pediatrix Medical Group, Inc.	15,804	721
* OSI Pharmaceuticals, Inc.	18,250	685
* PDL BioPharma Inc.	35,301	678
* Hologic, Inc.	14,866	647
Mentor Corp.	12,748	642
* Sierra Health Services, Inc.	16,305	617
* Techne Corp.	12,051	613
* ImClone Systems, Inc.	21,596	612
Valeant Pharmaceuticals International	30,125	596
* Andrx Group	24,139	590
* WellCare Health Plans Inc.	10,383	588
* LifePoint Hospitals, Inc.	16,577	586
Medicis Pharmaceutical Corp.	17,819	576
* Psychiatric Solutions, Inc.	16,216	553
STERIS Corp.	21,790	524
* Kinetic Concepts, Inc.	16,464	518
* Magellan Health Services, Inc.	12,101	516
Brookdale Senior Living Inc.	10,823	502
* ICOS Corp.	19,875	498
* AMERIGROUP Corp.	16,645	492
* Immucor Inc.	21,602	484
* Affymetrix, Inc.	22,094	476
* Healthways, Inc.	10,562	471
* Alkermes, Inc.	29,384	466
* Varian, Inc.	9,938	456
* Sunrise Senior Living, Inc.	14,871	444
* Human Genome Sciences, Inc.	38,372	443
* PSS World Medical, Inc.	22,107	442
* MGI Pharma, Inc.	25,665	442
* Ventana Medical Systems, Inc.	10,787	440
* Illumina, Inc.	13,176	435
Perrigo Co.	25,610	435
Owens & Minor, Inc. Holding Co.	13,081	430
* Applera Corp.-Celera Genomics Group	30,821	429
* Nektar Therapeutics	29,362	423
* Bio-Rad Laboratories, Inc. Class A	5,974	423
* American Medical Systems Holdings, Inc.	22,605	417
West Pharmaceutical Services, Inc.	10,370	407
* Medarex, Inc.	37,836	406
* Haemonetics Corp.	8,577	401
* BioMarin Pharmaceutical Inc.	27,935	398
* ArthroCare Corp.	8,413	394
* Kindred Healthcare, Inc.	13,192	392
* Cubist Pharmaceuticals, Inc.	17,702	385
* Myriad Genetics, Inc.	15,600	385
* Digene Corp.	8,894	384
* Kos Pharmaceuticals, Inc.	7,713	381
* United Therapeutics Corp.	7,195	378
* Intermagnetics General Corp.	13,860	375
* Alexion Pharmaceuticals, Inc.	10,839	368
* Apria Healthcare Group Inc.	18,461	364
* United Surgical Partners International, Inc.	14,249	354
* Biosite Inc.	7,570	350
* Myogen, Inc.	9,800	344
* K-V Pharmaceutical Co. Class A	13,999	332
* The Medicines Co.	14,559	328
Alpharma, Inc. Class A	13,925	326
* Kyphon Inc.	8,684	325
* Align Technology, Inc.	28,092	320
* Dionex Corp.	6,259	319
* Theravance, Inc.	11,699	316
* Martek Biosciences Corp.	14,620	314
* AMN Healthcare Services, Inc.	12,950	308
* Conor Medsystems, Inc.	12,622	298
* Per-Se Technologies, Inc.	13,059	297
* Telik, Inc.	16,500	294
* CONMED Corp.	13,872	293
Chemed Corp.	8,709	281
* AmSurg Corp.	12,358	275
* LifeCell Corp.	8,500	274
* Amedisys Inc.	6,900	274
* Conceptus, Inc.	15,097	267
* Arena Pharmaceuticals, Inc.	22,226	266
Analogic Corp.	5,100	262
^* AtheroGenics, Inc.	19,563	258
* DJ Orthopedics Inc.	6,100	253
Cambrex Corp.	12,189	252
PolyMedica Corp.	5,812	249
* Greatbatch, Inc.	10,967	248
* Thoratec Corp.	15,785	246
* Zymogenetics, Inc.	14,576	246
* Genesis Healthcare Corp.	5,159	246
Datascope Corp.	7,214	241
* Adams Respiratory Therapeutics, Inc.	6,596	241
* Abaxis, Inc.	10,268	240
^* Foxhollow Technologies Inc.	7,000	239
* Allscripts Healthcare Solutions, Inc.	10,546	237
* Onyx Pharmaceuticals, Inc.	13,500	233
* Adolor Corp.	16,546	229
* Exelixis, Inc.	25,733	224
* ViroPharma Inc.	18,401	224
LCA-Vision Inc.	5,336	220
* Regeneron Pharmaceuticals, Inc.	13,851	217
* Inverness Medical Innovations, Inc.	6,207	216
* inVentiv Health, Inc.	6,699	215
* Nuvelo, Inc.	11,708	214
* Centene Corp.	12,934	213
CNS, Inc.	7,473	211
Arrow International, Inc.	6,542	208
* ABIOMED, Inc.	13,875	205
* PAREXEL International Corp.	6,038	200
* CV Therapeutics, Inc.	17,784	198
Landauer, Inc.	3,875	197
* Sciele Pharma, Inc.	10,438	197
* Noven Pharmaceuticals, Inc.	8,023	194
* HealthExtras, Inc.	6,800	193
* Viasys Healthcare Inc.	6,925	189
* Angiodynamics Inc.	9,100	188
* Bradley Pharmaceuticals, Inc.	11,600	185
* Par Pharmaceutical Cos. Inc.	10,108	184
* Wright Medical Group, Inc.	7,518	182
* ARIAD Pharmaceuticals, Inc.	41,665	182
* Advanced Magnetics, Inc.	5,273	180
* Gentiva Health Services, Inc.	10,850	178
* Eclipsys Corp.	9,931	178
* Cyberonics, Inc.	9,954	174
* The TriZetto Group, Inc.	11,453	173
Invacare Corp.	7,305	172
* Bruker BioSciences Corp.	24,041	169
* Air Methods Corp.	7,120	168
* Idenix Pharmaceuticals Inc.	17,305	168
* HMS Holdings Corp.	13,270	167
* Isis Pharmaceuticals, Inc.	23,125	166
* Salix Pharmaceuticals, Ltd.	12,226	166
* Momenta Pharmaceuticals, Inc.	12,200	165
* Integra LifeSciences Holdings	4,400	165
Computer Programs and Systems, Inc.	5,000	164
Sirona Dental Systems Inc.	4,928	162
* Array BioPharma Inc.	19,000	162
* Dendrite International, Inc.	16,481	161
* Alliance Imaging, Inc.	20,351	159
* American Dental Partners, Inc.	9,550	158
^* BioLase Technology, Inc.	24,782	155
^* Alnylam Pharmaceuticals Inc.	10,700	154
* Natus Medical Inc.	11,205	153
* Palomar Medical Technologies, Inc.	3,600	152
* Bioveris Corp.	16,114	151
* Luminex Corp.	8,224	150
* Barrier Therapeutics Inc.	23,117	149
* CryoLife Inc.	23,026	149
* AVI BioPharma, Inc.	40,882	148
* Geron Corp.	23,517	147
* Pharmion Corp.	6,800	147
* Anika Resh Inc.	10,958	146
* Aastrom Biosciences, Inc.	124,699	145
* America Service Group Inc.	11,100	144
* Candela Corp.	13,168	144
* Keryx Biopharmaceuticals, Inc.	12,105	143
* Abraxis Bioscience, Inc.	5,134	143
* Dendreon Corp.	31,783	142
* Acadia Pharmaceuticals Inc.	16,400	142
* ICU Medical, Inc.	3,100	141
* SonoSite, Inc.	4,962	141
* Albany Molecular Research, Inc.	14,757	138
* Molina Healthcare Inc.	3,900	138
* SurModics, Inc.	3,911	137
* Avigen, Inc.	26,247	136
* Cantel Medical Corp.	9,741	135
* Cross Country Healthcare, Inc.	7,943	135
* ev3 Inc.	7,931	135
* BioCryst Pharmaceuticals, Inc.	10,759	134
* Cardiac Science Corp.	18,005	133
* Cholestech Corp.	10,904	131
* Connetics Corp.	12,000	131
Vital Signs, Inc.	2,310	131
* ArQule, Inc.	30,767	130
* CuraGen Corp.	36,248	125
^* Cell Therapeutics, Inc.	71,851	123
* Odyssey Healthcare, Inc.	8,600	122
* Quidel Corp.	8,595	121
^* Emisphere Technologies, Inc.	14,280	121
* InterMune Inc.	7,325	120
* Cutera, Inc.	4,500	120
* Aspect Medical Systems, Inc.	6,983	119
* Amicas, Inc.	39,590	118
* Accelrys Inc.	18,611	117
* Neurocrine Biosciences, Inc.	10,870	117
* Orthofix International NV	2,492	113
* Progenics Pharmaceuticals, Inc.	4,770	112
Meridian Bioscience Inc.	4,698	110
* Bioenvision, Inc.	19,842	109
* Cepheid, Inc.	15,100	109
* Collagenex Pharmaceuticals, Inc.	8,300	108
* Spectranetics Corp.	9,214	108
* AVANT Immunotherapeutics, Inc.	82,134	108
* Tanox, Inc.	9,094	107
* Nastech Pharmaceutical Co., Inc.	6,985	107
^* MannKind Corp.	5,600	106
* Bentley Pharmaceuticals, Inc.	8,700	104
* Matria Healthcare, Inc.	3,756	104
^* New River Pharmaceuticals Inc.	4,000	103
* MedCath Corp.	3,386	102
* Antigenics, Inc.	65,318	101
* Radiation Therapy Services, Inc.	3,460	101
* Caliper Life Sciences, Inc.	20,709	101
* eResearch Technology, Inc.	12,175	99
* deCODE genetics, Inc.	17,814	98
* Penwest Pharmaceuticals Co.	5,880	98
* Kensey Nash Corp.	3,328	97
* Res-Care, Inc.	4,800	96
* CorVel Corp.	2,727	96
* Lifecore Biomedical Inc.	6,783	96
* Bio-Reference Laboratories, Inc.	4,228	95
* PRA International	3,488	93
* ATS Medical, Inc.	39,339	93
* Encore Medical Corp.	14,500	91
* BioSphere Medical Inc.	13,700	90
* Acusphere, Inc.	25,000	90
* OraSure Technologies, Inc.	11,032	89
* Nabi Biopharmaceuticals	15,341	89
* Cell Genesys, Inc.	18,648	85
^* Avanir Pharmaceuticals Class A	12,250	85
* Caraco Pharmaceutical Laboratories, Ltd.	8,200	83
* Diversa Corp.	10,126	81
* Pharmanet Development Group, Inc.	4,150	81
* Kendle International Inc.	2,475	79
* Enzo Biochem, Inc.	6,468	79
* Cerus Corp.	14,201	79
* Symmetry Medical Inc.	5,200	78
* Enzon Pharmaceuticals, Inc.	9,441	78
* HealthTronics Surgical Services, Inc.	12,463	77
* Pain Therapeutics, Inc.	8,756	75
* Molecular Devices Corp.	4,064	75
* Merit Medical Systems, Inc.	5,531	75
* Allied Healthcare International Inc.	37,726	75
^* Northfield Laboratories, Inc.	5,200	75
* Pozen Inc.	5,801	75
* BioScrip Inc.	24,613	74
* Renovis, Inc.	5,371	74
* IntraLase Corp.	3,700	73
* Senomyx, Inc.	4,700	72
Option Care, Inc.	5,300	71
* Columbia Laboratories Inc.	20,289	70
* Zoll Medical Corp.	1,941	70
* Inspire Pharmaceuticals, Inc.	13,527	69
* Incyte Corp.	15,748	67
* Embrex, Inc.	5,641	67
* TriPath Imaging, Inc.	7,346	66
* Exactech, Inc.	4,836	66
* Anadys Pharmaceuticals Inc.	22,607	66
* Savient Pharmaceuticals Inc.	9,986	65
* Encysive Pharmaceuticals, Inc.	15,114	65
* Medical Action Industries Inc.	2,400	65
* Indevus Pharmaceuticals, Inc.	10,884	64
Hooper Holmes, Inc.	18,839	63
* Capital Senior Living Corp.	6,840	63
* I-Flow Corp.	5,200	63
* Neogen Corp.	2,880	62
* Proxymed Pharmacy, Inc.	13,400	62
* Continucare Corp.	24,781	62
* SuperGen, Inc.	13,105	61
* Lexicon Genetics Inc.	15,779	59
National Healthcare Corp.	1,100	59
* Providence Service Corp.	2,108	58
* Microtek Medical Holdings, Inc.	16,454	58
* Possis Medical Inc.	5,800	57
* Horizon Health Corp.	3,700	56
* Five Star Quality Care, Inc.	5,231	56
* Durect Corp.	13,722	56
* Rigel Pharmaceuticals, Inc.	5,400	55
* Cypress Bioscience, Inc.	7,579	55
* DepoMed, Inc.	13,100	53
^* Santarus Inc.	7,196	53
* Regeneration Technologies, Inc.	7,530	53
* Merge Technologies, Inc.	7,500	52
* Symbion, Inc.	2,800	51
* Maxygen Inc.	5,941	49
* Peregrine Pharmaceuticals, Inc.	38,828	49
* Genta Inc.	63,104	49
* Vivus, Inc.	13,195	49
* RehabCare Group, Inc.	3,700	48
* Harvard Bioscience, Inc.	10,410	47
* Nuvasive, Inc.	2,300	46
* ImmunoGen, Inc.	12,823	45
* CYTOGEN Corp.	19,279	45
* VistaCare, Inc.	4,300	45
* Monogram Biosciences, Inc.	29,112	45
* Kosan Biosciences, Inc.	9,200	44
* EPIX Pharmaceuticals Inc.	10,633	44
* Vascular Solutions, Inc.	5,486	43
* XOMA Ltd.	22,254	42
* Rural/Metro Corp.	4,800	42
* Omnicell, Inc.	2,300	41
* Rochester Medical Corp.	2,516	40
* STAAR Surgical Co.	5,276	40
* NPS Pharmaceuticals Inc.	10,241	39
* Aradigm Corp.	23,055	39
* Third Wave Technologies, Inc.	8,441	38
* US Physical Therapy, Inc.	3,172	38
* EntreMed, Inc.	20,177	38
* Gene Logic Inc.	24,011	37
* ThermoGenesis Corp.	9,400	36
* Neurogen Corp.	5,387	36
* Nutraceutical International Corp.	2,605	36
* SONUS Pharmaceuticals, Inc.	7,483	35
* Curis, Inc.	25,211	35
* Discovery Laboratories, Inc.	16,100	34
* Theragenics Corp.	11,893	34
* Vical, Inc.	6,769	34
* Trimeris, Inc.	3,826	34
* StemCells, Inc.	15,597	33
* Medical Staffing Network Holdings, Inc.	5,108	32
* Critical Therapeutics, Inc.	13,227	32
* National Dentex Corp.	1,569	31
* Xenoport Inc.	1,500	31
* NeoPharm, Inc.	6,245	30
* NMT Medical, Inc.	1,956	30
* ADVENTRX Pharmaceuticals, Inc.	10,800	30
* PDI, Inc.	2,491	29
* Seattle Genetics, Inc.	5,900	29
* Axonyx Inc.	30,600	28
* Osteotech, Inc.	6,701	27
* SciClone Pharmaceuticals, Inc.	11,521	27
* Oxigene, Inc.	6,615	26
* Vital Images, Inc.	800	25
* GTx, Inc.	2,600	24
Psychemedics Corp.	1,405	24
* CardioDynamics International Corp.	33,043	23
* Hi-Tech Pharmacal Co., Inc.	1,800	23
* Dexcom Inc.	2,000	22
* IRIS International, Inc.	1,900	22
^ Aksys, Ltd.	27,844	21
* SRI/Surgical Express, Inc.	4,877	21
* Pharmacyclics, Inc.	4,319	21
* Oscient Pharmaceuticals	19,627	20
* NitroMed, Inc.	6,287	20
* Ista Pharmaceuticals Inc.	3,098	18
* Vion Pharmaceuticals, Inc.	16,589	18
* Panacos Pharmaceuticals Inc.	3,200	16
* Nanogen, Inc.	8,742	16
* Sangamo BioSciences, Inc.	2,740	15
* Tercica, Inc.	2,800	15
* Dyax Corp.	4,479	15
* Genitope Corp.	4,800	14
* Sonic Innovations, Inc.	3,406	14
* Hollis-Eden Pharmaceuticals, Inc.	2,584	14
* Corcept Therapeutics Inc.	14,658	13
* Orchid Cellmark, Inc.	5,504	13
* Cytokinetics, Inc.	1,971	13
* Novavax, Inc.	3,247	12
* Micrus Endovascular Corp.	927	12
* Phase Forward Inc.	1,000	12
* Immunomedics Inc.	6,502	12
* Orthologic Corp.	8,628	11
* GenVec, Inc.	9,745	11
* Sequenom, Inc.	4,519	10
* Repligen Corp.	2,700	9
* GTC Biotherapeutics, Inc.	7,000	9
* PhotoMedex, Inc.	5,274	9
* Titan Pharmaceuticals, Inc.	3,895	9
* Rita Medical Systems, Inc.	2,711	9
* La Jolla Pharmaceutical Co.	2,249	8
* Immtech International, Inc.	1,700	8
* Epicept Corp.	3,977	7
* Insmed Inc.	4,780	7
* Ciphergen Biosystems, Inc.	4,706	6
* Somanetics Corp.	300	6
* Strategic Diagnostics Inc.	1,531	6
* Synovis Life Technologies, Inc.	800	6
* Pharmacopeia Drug Discovery Inc.	1,398	5
* Lipid Sciences, Inc.	2,862	5
* Neurobiological Technologies, Inc.	1,972	5
* IVAX Diagnostics, Inc.	2,766	4
* DOV Pharmaceutical, Inc.	4,600	4
Stratagene Holding Corp.	594	4
* PRAECIS Pharmaceuticals, Inc.	1,340	3
* Matritech Inc.	3,400	2
* Threshold Pharmaceuticals, Inc.	800	2
* Novoste Corp.	766	2
* Transgenomic, Inc.	2,841	2
* Biopure Corp. Class A	1,916	2
* Bioject Medical Technologies Inc.	1,700	1
* Targeted Genetics Corp.	542	1
^* Aphton Corp.	109,560	1
* Alteon, Inc.	3,513	1

		610,022

Industrials (11.0%)
General Electric Co.	3,330,779	117,576
United Technologies Corp.	307,656	19,490
The Boeing Co.	243,475	19,198
Tyco International Ltd.	652,445	18,262
3M Co.	229,495	17,079
United Parcel Service, Inc.	209,664	15,083
Caterpillar, Inc.	213,484	14,047
Emerson Electric Co.	131,628	11,038
Honeywell International Inc.	252,097	10,311
Lockheed Martin Corp.	117,671	10,127
FedEx Corp.	92,865	10,093
Burlington Northern Santa Fe Corp.	116,876	8,583
General Dynamics Corp.	110,084	7,890
Union Pacific Corp.	81,964	7,213
Northrop Grumman Corp.	104,634	7,122
Illinois Tool Works, Inc.	153,034	6,871
Raytheon Co.	143,053	6,868
Waste Management, Inc.	174,799	6,412
Deere & Co.	75,403	6,327
Norfolk Southern Corp.	133,033	5,860
Danaher Corp.	78,590	5,397
CSX Corp.	142,054	4,664
PACCAR, Inc.	76,130	4,341
Southwest Airlines Co.	257,743	4,294
Ingersoll-Rand Co.	105,617	4,011
Masco Corp.	127,181	3,487
Textron, Inc.	37,617	3,291
Pitney Bowes, Inc.	71,177	3,158
Eaton Corp.	45,738	3,149
Rockwell Automation, Inc.	54,193	3,149
Dover Corp.	65,393	3,102
Expeditors International of Washington, Inc.	68,478	3,053
Rockwell Collins, Inc.	54,848	3,008
Parker Hannifin Corp.	38,575	2,998
L-3 Communications Holdings, Inc.	37,245	2,917
ITT Industries, Inc.	56,381	2,891
Precision Castparts Corp.	43,298	2,735
Cooper Industries, Inc. Class A	29,729	2,534
American Standard Cos., Inc.	58,622	2,460
C.H. Robinson Worldwide Inc.	53,058	2,365
R.R. Donnelley & Sons Co.	69,486	2,290
Fluor Corp.	28,153	2,165
Cintas Corp.	45,875	1,873
Avery Dennison Corp.	30,045	1,808
Cummins Inc.	14,944	1,782
Robert Half International, Inc.	52,272	1,776
Republic Services, Inc. Class A	43,846	1,763
Manpower Inc.	28,171	1,726
W.W. Grainger, Inc.	24,621	1,650
* The Dun & Bradstreet Corp.	21,344	1,601
Fastenal Co.	41,172	1,588
Goodrich Corp.	37,842	1,533
Equifax, Inc.	41,379	1,519
* AMR Corp.	65,070	1,506
Joy Global Inc.	39,628	1,490
* Terex Corp.	32,268	1,459
* Jacobs Engineering Group Inc.	18,960	1,417
* Monster Worldwide Inc.	37,755	1,366
* McDermott International, Inc.	31,128	1,301
Aramark Corp. Class B	39,083	1,284
Roper Industries Inc.	28,009	1,253
Pall Corp.	40,249	1,240
American Power Conversion Corp.	55,714	1,223
Oshkosh Truck Corp.	23,839	1,203
The Corporate Executive Board Co.	12,993	1,168
Harsco Corp.	13,446	1,044
SPX Corp.	19,262	1,029
Ryder System, Inc.	19,720	1,019
* USG Corp.	21,636	1,018
Ametek, Inc.	22,937	999
* ChoicePoint Inc.	27,781	995
* Thomas & Betts Corp.	20,033	956
* Stericycle, Inc.	13,647	952
* Allied Waste Industries, Inc.	82,497	930
* Flowserve Corp.	18,297	926
* Alliant Techsystems, Inc.	11,384	923
Donaldson Co., Inc.	24,957	921
* Wesco International, Inc.	15,517	900
The Manitowoc Co., Inc.	19,792	886
Graco, Inc.	22,162	866
* Foster Wheeler Ltd.	22,005	849
* Corrections Corp. of America	19,315	835
Carlisle Co., Inc.	9,897	832
The Brink's Co.	15,670	831
* Covanta Holding Corp.	38,121	821
Trinity Industries, Inc.	25,449	819
Landstar System, Inc.	19,155	818
Pentair, Inc.	31,065	814
Hubbell Inc. Class B	16,888	809
* Continental Airlines, Inc. Class B	28,218	799
J.B. Hunt Transport Services, Inc.	37,544	780
Con-way, Inc.	16,848	755
IDEX Corp.	17,370	748
Laidlaw International Inc.	27,159	742
Herman Miller, Inc.	21,606	739
* AGCO Corp.	29,054	737
Kennametal, Inc.	12,825	727
The Timken Co.	24,149	719
GATX Corp.	16,597	687
* YRC Worldwide, Inc.	18,508	686
JLG Industries, Inc.	34,556	685
* US Airways Group Inc.	15,386	682
Adesa, Inc.	29,025	671
* Copart, Inc.	23,516	663
Acuity Brands, Inc.	14,567	661
Crane Co.	15,648	654
Teleflex Inc.	11,607	646
* URS Corp.	16,537	643
Lincoln Electric Holdings, Inc.	11,598	632
* General Cable Corp.	16,387	626
* Armor Holdings, Inc.	10,897	625
HNI Corp.	14,936	621
* Shaw Group, Inc.	26,204	619
MSC Industrial Direct Co., Inc. Class A	15,115	616
Walter Industries, Inc.	14,231	607
Alexander & Baldwin, Inc.	13,511	599
Avis Budget Group, Inc.	32,286	591
* American Commercial Lines Inc.	9,903	589
* Genlyte Group, Inc.	8,206	584
* Quanta Services, Inc.	34,122	575
Granite Construction Co.	10,780	575
IKON Office Solutions, Inc.	42,227	568
* Kansas City Southern	20,670	564
* Gardner Denver Inc.	17,004	562
DRS Technologies, Inc.	12,815	560
* EMCOR Group, Inc.	10,100	554
Florida East Coast Industries, Inc. Class A	9,678	552
The Toro Co.	13,069	551
Washington Group International, Inc.	9,347	550
* Waste Connections, Inc.	14,458	548
* United Rentals, Inc.	23,311	542
Brady Corp. Class A	15,070	530
* BE Aerospace, Inc.	25,051	528
Belden CDT Inc.	13,807	528
* Navistar International Corp.	20,402	527
UTI Worldwide, Inc.	18,532	518
CLARCOR Inc.	16,869	514
* West Corp.	10,367	501
Skywest, Inc.	19,421	476
* PHH Corp.	17,279	473
* Energy Conversion Devices, Inc.	12,757	473
* United Stationers, Inc.	10,133	471
Briggs & Stratton Corp.	16,702	460
Watson Wyatt & Co. Holdings	11,100	454
Lennox International Inc.	19,583	448
^* JetBlue Airways Corp.	48,065	446
Actuant Corp.	8,853	444
* Kirby Corp.	14,000	439
Bucyrus International, Inc.	10,125	430
* Hexcel Corp.	29,961	424
* Teledyne Technologies, Inc.	10,642	421
* IHS Inc. Class A	13,134	421
Mueller Industries Inc.	11,951	420
* Alaska Air Group, Inc.	11,017	419
Regal-Beloit Corp.	9,381	408
Wabtec Corp.	14,832	402
* Moog Inc.	11,425	396
Curtiss-Wright Corp.	13,024	395
* Resources Connection, Inc.	14,716	394
* NCI Building Systems, Inc.	6,670	388
* ESCO Technologies Inc.	8,420	388
Applied Industrial Technology, Inc.	15,840	386
* Ceradyne, Inc.	9,391	386
* EGL, Inc.	10,564	385
Nordson Corp.	9,637	384
* The Advisory Board Co.	7,554	382
Banta Corp.	7,769	370
Baldor Electric Co.	11,955	369
* Dollar Thrifty Automotive Group, Inc.	8,042	358
* FTI Consulting, Inc.	14,203	356
Watsco, Inc.	7,665	353
* AAR Corp.	14,506	346
Administaff, Inc.	10,104	341
Arkansas Best Corp.	7,800	336
* Swift Transportation Co., Inc.	14,141	335
^ Simpson Manufacturing Co.	12,345	334
Kaydon Corp.	8,950	331
Mine Safety Appliances Co.	9,248	330
* Acco Brands Corp.	14,769	329
Werner Enterprises, Inc.	17,516	328
Pacer International, Inc.	11,800	328
ABM Industries Inc.	17,272	324
John H. Harland Co.	8,786	320
Albany International Corp.	10,048	320
* Navigant Consulting, Inc.	15,820	317
Forward Air Corp.	9,504	314
* Mobile Mini, Inc.	11,046	314
G & K Services, Inc. Class A	8,533	311
Heartland Express, Inc.	19,706	309
* Consolidated Graphics, Inc.	5,121	308
* Orbital Sciences Corp.	15,451	290
* Old Dominion Freight Line, Inc.	9,656	290
* AirTran Holdings, Inc.	28,566	283
* Esterline Technologies Corp.	8,347	282
* Cenveo Inc.	14,825	279
Knight Transportation, Inc.	16,280	276
NACCO Industries, Inc. Class A	2,024	275
* School Specialty, Inc.	7,728	273
* Labor Ready, Inc.	16,928	270
* Genesee & Wyoming Inc. Class A	11,500	267
Woodward Governor Co.	7,800	262
Deluxe Corp.	15,003	257
A.O. Smith Corp.	6,500	256
* Beacon Roofing Supply, Inc.	12,378	251
Universal Forest Products, Inc.	5,100	250
* Korn/Ferry International	11,294	236
Franklin Electric, Inc.	4,438	236
* CBIZ Inc.	32,249	235
* Tetra Tech, Inc.	13,450	234
Bowne & Co., Inc.	16,207	231
CIRCOR International, Inc.	7,399	226
Federal Signal Corp.	14,758	225
Valmont Industries, Inc.	4,300	225
* Teletech Holdings Inc.	14,335	224
Ameron International Corp.	3,340	222
Comfort Systems USA, Inc.	19,345	222
* Heidrick & Struggles International, Inc.	6,154	222
* Clean Harbors Inc.	5,070	221
* Hub Group, Inc.	9,600	219
Cascade Corp.	4,700	215
* Jacuzzi Brands, Inc.	21,446	214
* American Reprographics Co.	6,600	212
* CoStar Group, Inc.	5,045	208
^* American Science & Engineering, Inc.	4,205	204
Steelcase Inc.	12,997	204
Barnes Group, Inc.	11,418	201
UAP Holding Corp.	9,363	200
* Coinstar, Inc.	6,913	199
* Insituform Technologies Inc. Class A	8,050	195
EDO Corp.	8,440	193
^* American Superconductor Corp.	20,800	193
Cubic Corp.	9,699	190
* NCO Group, Inc.	7,140	187
Watts Water Technologies, Inc.	5,838	185
* The Middleby Corp.	2,400	185
* FuelCell Energy, Inc.	24,186	184
* Celadon Group Inc.	11,025	183
Viad Corp.	5,076	180
* Amerco, Inc.	2,422	180
* Interline Brands, Inc.	7,265	179
Healthcare Services Group, Inc.	7,100	179
* Astec Industries, Inc.	7,021	177
* Griffon Corp.	7,421	177
Horizon Lines Inc.	10,600	177
Badger Meter, Inc.	7,000	176
* COMSYS IT Partners Inc.	10,125	174
* AZZ Inc.	4,765	174
Kelly Services, Inc. Class A	6,303	173
* CRA International Inc.	3,624	173
* Global Cash Access, Inc.	11,261	170
* Encore Wire Corp.	4,801	169
* Republic Airways Holdings Inc.	10,900	169
Apogee Enterprises, Inc.	11,079	169
HEICO Corp. Class A	5,796	168
* GenCorp, Inc.	12,989	167
Triumph Group, Inc.	3,900	165
* Casella Waste Systems, Inc.	15,592	161
Ampco-Pittsburgh Corp.	5,129	159
* Cornell Companies, Inc.	9,173	159
Rollins, Inc.	7,502	158
AAON, Inc.	6,940	158
* On Assignment, Inc.	16,113	158
CDI Corp.	7,611	158
Knoll, Inc.	7,747	156
* Infrasource Services Inc.	8,780	154
* Diamond Management and Technology Consultants, Inc.	13,678	152
* II-VI, Inc.	6,100	152
* Sequa Corp. Class A	1,615	152
McGrath RentCorp	5,916	151
* Axsys Technologies, Inc.	8,862	151
* GrafTech International Ltd.	25,628	150
Ennis, Inc.	6,900	149
* EnPro Industries, Inc.	4,950	149
* Marten Transport, Ltd.	8,691	149
* Kforce Inc.	12,431	148
^* A.S.V., Inc.	9,927	148
* Saia, Inc.	4,383	143
Angelica Corp.	8,343	142
* Hudson Highland Group, Inc.	14,418	141
Kaman Corp. Class A	7,800	140
C & D Technologies, Inc.	19,632	139
* Spherion Corp.	19,418	139
United Industrial Corp.	2,559	137
Tredegar Corp.	8,144	136
ElkCorp	5,010	136
* Electro Rent Corp.	7,904	134
^* Medis Technology Ltd.	5,400	133
Alamo Group, Inc.	5,859	133
* Covenant Transport, Inc.	10,800	132
Bluelinx Holdings Inc.	13,767	131
Applied Signal Technology, Inc.	8,800	131
Freightcar America Inc.	2,455	130
* Flanders Corp.	14,909	128
* Superior Essex Inc.	3,684	126
Standex International Corp.	4,500	125
* Lydall, Inc.	13,863	123
Quixote Corp.	6,625	118
LSI Industries Inc.	7,257	118
* APAC Teleservices, Inc.	44,019	117
* RailAmerica, Inc.	10,671	117
* First Consulting Group, Inc.	11,869	116
* NuCo2, Inc.	4,300	116
Wabash National Corp.	8,247	113
* Magnatek, Inc.	32,390	112
Raven Industries, Inc.	3,700	111
* Taser International Inc.	14,435	111
Aceto Corp.	15,625	110
^* TurboChef Technologies, Inc.	7,857	109
* Xanser Corp.	18,129	106
* Rush Enterprises, Inc. Class A	6,300	105
* Perini Corp.	5,000	104
* Power-One, Inc.	14,341	104
American Woodmark Corp.	3,062	103
* Active Power, Inc.	41,118	103
Central Parking Corp.	6,202	102
* Evergreen Solar, Inc.	12,308	102
* Frontier Airlines Holdings, Inc.	12,300	101
* Argon ST, Inc.	4,190	100
* Geo Group Inc.	2,340	99
* Williams Scotsman International Inc.	4,606	98
* Dynamex Inc.	4,700	98
* M&F Worldwide Corp.	6,622	97
Lindsay Manufacturing Co.	3,313	95
The Greenbrier Cos., Inc.	3,200	93
* Plug Power, Inc.	22,736	93
* K&F Industries Holdings	4,847	91
* Huttig Building Products, Inc.	16,165	89
* International Shipholding Corp.	7,039	88
* Builders FirstSource, Inc.	5,780	88
* Baker (Michael) Corp.	4,300	88
* Exponent, Inc.	5,208	87
* ABX Air, Inc.	15,403	87
* Essex Corp.	4,899	85
* Layne Christensen Co.	2,956	84
* Central Freight Lines, Inc.	38,327	82
Gorman-Rupp Co.	2,503	82
* Trex Co., Inc.	3,341	81
* Commercial Vehicle Group Inc.	4,075	78
* Huron Consulting Group Inc.	2,000	78
* Lamson & Sessions Co.	3,200	76
Lawson Products, Inc.	1,798	75
* ExpressJet Holdings, Inc.	11,200	74
* Columbus McKinnon Corp.	4,062	73
Robbins & Myers, Inc.	2,300	71
* MAIR Holdings, Inc.	12,400	71
^* Capstone Turbine Corp.	49,814	70
* GP Strategies Corp.	9,300	69
* Milacron Inc.	78,313	69
* Kadant Inc.	2,772	68
* Ducommun, Inc.	3,635	68
* MTC Technologies, Inc.	2,802	67
* The Allied Defense Group, Inc.	4,000	66
Titan International, Inc.	3,587	65
* Mesa Air Group Inc.	8,147	63
Eagle Bulk Shipping Inc.	3,900	63
* Pinnacle Airlines Corp.	8,400	62
American Ecology Corp.	3,100	61
* LECG Corp.	3,234	61
* Park-Ohio Holdings Corp.	4,341	60
* Flow International Corp.	4,600	60
* ICT Group, Inc.	1,875	59
* Volt Information Sciences Inc.	1,636	58
Met-Pro Corp.	4,357	57
* Advanced Environmental Recycling Technologies, Inc	24,705	56
HEICO Corp.	1,623	56
Vicor Corp.	4,786	55
* Ladish Co., Inc.	1,900	55
Tennant Co.	2,200	54
* Learning Tree International, Inc.	6,531	53
L.S. Starrett Co. Class A	3,636	52
The Standard Register Co.	3,900	51
* Kenexa Corp.	2,000	50
* Waste Services, Inc.	5,497	50
* RBC Bearings Inc.	2,056	50
^* 3D Systems Corp.	2,699	50
* Frozen Food Express Industries, Inc.	6,486	49
* Quality Distribution Inc.	3,325	49
* SITEL Corp.	15,505	47
TAL International Group, Inc.	2,200	47
* Tecumseh Products Co. Class A	3,012	46
* Miller Industries, Inc.	2,464	45
Sun Hydraulics Corp.	2,132	44
* EnerSys	2,700	43
^* Valence Technology Inc.	21,538	42
* Herley Industries Inc.	3,302	41
* WCA Waste Corp.	6,966	39
Schawk, Inc.	2,100	38
* Team, Inc.	1,465	37
^* Distributed Energy Systems Corp.	11,250	36
* Intersections Inc.	3,806	35
* TRC Cos., Inc.	3,972	34
Waste Industries USA, Inc.	1,200	32
* Paragon Technologies, Inc.	5,170	32
* Sirva Inc.	11,670	31
* Pike Electric Corp.	2,000	30
* Gehl Co.	1,100	29
^* Ionatron Inc.	6,100	29
Insteel Industries, Inc.	1,400	28
Dynamic Materials Corp.	800	26
Multi-Color Corp.	900	26
CompX International Inc.	1,635	25
PW Eagle, Inc.	700	21
* Innotrac Corp.	6,375	21
* Willis Lease Finance Corp.	2,195	20
* Wolverine Tube, Inc.	6,618	20
^* Arotech Corp.	10,478	20
* Global Power Equipment Group Inc.	9,215	20
* Ultralife Batteries, Inc.	1,480	15
* Strategic Distribution, Inc.	1,081	13
Synagro Technologies Inc.	3,106	13
* UQM Technologies, Inc.	4,600	13
* Microvision, Inc.	8,200	12
^* Sea Containers Ltd. Class A	9,000	11
* Nashua Corp.	1,299	9
Todd Shipyards Corp.	430	8
* Channell Commercial Corp.	2,260	7
* La Barge, Inc.	600	6
* Spherix Inc.	4,519	6
* PRG-Schultz International, Inc.	568	3
* TRM Corp.	1,200	3
Protection One, Inc.	188	2
* Catalytica Energy Systems, Inc.	1,775	2
* A.T. Cross Co. Class A	300	2
* BMC Industries, Inc.	4,603	-
* DT Industries, Inc.	1,000	-

		531,026

Information Technology (15.4%)
Microsoft Corp.	2,839,337	77,599
* Cisco Systems, Inc.	1,955,460	44,976
International Business Machines Corp.	496,618	40,693
Intel Corp.	1,863,294	38,328
Hewlett-Packard Co.	893,615	32,787
* Google Inc.	68,856	27,673
* Oracle Corp.	1,367,001	24,251
* Apple Computer, Inc.	272,470	20,988
Motorola, Inc.	791,232	19,781
QUALCOMM Inc.	536,958	19,518
Texas Instruments, Inc.	499,199	16,598
* Dell Inc.	702,390	16,043
* Corning, Inc.	499,322	12,188
First Data Corp.	245,434	10,308
* Yahoo! Inc.	406,395	10,274
* eBay Inc.	339,043	9,615
* EMC Corp.	758,024	9,081
Automatic Data Processing, Inc.	184,756	8,746
Applied Materials, Inc.	445,102	7,892
* Adobe Systems, Inc.	191,897	7,187
* Symantec Corp.	334,503	7,118
Accenture Ltd.	186,592	5,917
* Sun Microsystems, Inc.	1,122,252	5,578
* Electronic Arts Inc.	97,314	5,418
* Xerox Corp.	294,700	4,586
* Broadcom Corp.	150,418	4,564
* Agilent Technologies, Inc.	136,549	4,464
* Network Appliance, Inc.	120,129	4,446
Electronic Data Systems Corp.	166,444	4,081
* Micron Technology, Inc.	232,766	4,050
Paychex, Inc.	109,683	4,042
Seagate Technology	170,422	3,935
* Advanced Micro Devices, Inc.	155,303	3,859
* Freescale Semiconductor, Inc. Class B	100,717	3,828
* Intuit, Inc.	106,306	3,411
Analog Devices, Inc.	115,932	3,407
* Lucent Technologies, Inc.	1,438,098	3,365
* SanDisk Corp.	62,735	3,359
* Cognizant Technology Solutions Corp.	45,073	3,338
CA, Inc.	136,304	3,229
* NVIDIA Corp.	107,338	3,176
Linear Technology Corp.	97,633	3,038
* Computer Sciences Corp.	60,216	2,958
* Marvell Technology Group Ltd.	149,830	2,902
Maxim Integrated Products, Inc.	102,814	2,886
KLA-Tencor Corp.	63,967	2,845
* Juniper Networks, Inc.	163,320	2,822
* Fiserv, Inc.	56,413	2,656
* Autodesk, Inc.	74,130	2,578
National Semiconductor Corp.	108,352	2,550
Xilinx, Inc.	110,232	2,420
* Flextronics International Ltd.	185,669	2,347
* NCR Corp.	58,315	2,302
Microchip Technology, Inc.	68,875	2,233
* Altera Corp.	115,284	2,119
* Citrix Systems, Inc.	58,342	2,113
* Akamai Technologies, Inc.	42,076	2,103
* MEMC Electronic Materials, Inc.	56,397	2,066
* LAM Research Corp.	45,064	2,043
* Lexmark International, Inc.	33,790	1,948
Harris Corp.	43,208	1,922
* BMC Software, Inc.	68,516	1,865
* Affiliated Computer Services, Inc. Class A	35,902	1,862
* BEA Systems, Inc.	119,944	1,823
Amphenol Corp.	28,862	1,787
Jabil Circuit, Inc.	57,046	1,630
* VeriSign, Inc.	79,013	1,596
* Cadence Design Systems, Inc.	91,072	1,545
* Avaya Inc.	133,214	1,524
* Tellabs, Inc.	137,224	1,504
* Iron Mountain, Inc.	33,939	1,457
* MasterCard, Inc. Class A	20,600	1,449
* Comverse Technology, Inc.	64,751	1,388
* Activision, Inc.	88,734	1,340
* Western Digital Corp.	70,815	1,282
CDW Corp.	20,391	1,258
* McAfee Inc.	51,135	1,251
* Alliance Data Systems Corp.	22,241	1,227
Symbol Technologies, Inc.	81,552	1,212
* Red Hat, Inc.	56,095	1,182
* JDS Uniphase Corp.	539,840	1,182
Molex, Inc. Class A	34,567	1,138
* Novellus Systems, Inc.	40,833	1,129
* Freescale Semiconductor, Inc. Class A	29,523	1,123
Intersil Corp.	45,571	1,119
* DST Systems, Inc.	17,989	1,109
* Arrow Electronics, Inc.	39,106	1,073
* Ceridian Corp.	47,184	1,055
* LSI Logic Corp.	127,404	1,047
* CheckFree Corp.	24,982	1,032
* Integrated Device Technology Inc.	64,221	1,031
Sabre Holdings Corp.	42,844	1,002
* QLogic Corp.	52,109	985
Global Payments Inc.	21,844	961
* Compuware Corp.	123,015	958
* Solectron Corp.	293,589	957
Diebold, Inc.	21,649	942
* Convergys Corp.	45,027	930
* Synopsys, Inc.	46,367	914
* salesforce.com, Inc.	25,176	903
* Mettler-Toledo International Inc.	13,107	867
* Ingram Micro, Inc. Class A	45,042	863
* Atmel Corp.	141,588	855
* Avnet, Inc.	42,709	838
* Trimble Navigation Ltd.	17,783	837
* Teradyne, Inc.	63,616	837
Reynolds & Reynolds Class A	20,601	814
* Agere Systems Inc.	54,475	813
Fidelity National Information Services, Inc.	21,836	808
* International Rectifier Corp.	23,085	804
* Cypress Semiconductor Corp.	44,960	799
MoneyGram International, Inc.	27,275	793
Tektronix, Inc.	27,104	784
Fair Isaac, Inc.	21,173	774
* Zebra Technologies Corp. Class A	21,660	774
* Novell, Inc.	125,188	766
* Vishay Intertechnology, Inc.	54,406	764
* Ciena Corp.	27,028	737
* Fairchild Semiconductor International, Inc.	39,171	732
* Sybase, Inc.	29,315	711
* NAVTEQ Corp.	27,094	707
* F5 Networks, Inc.	13,003	699
* Polycom, Inc.	28,178	691
* Varian Semiconductor Equipment Associates, Inc.	18,590	682
* Hyperion Solutions Corp.	19,165	661
* Digital River, Inc.	12,910	660
Acxiom Corp.	26,688	658
* Tech Data Corp.	17,917	655
* Sanmina-SCI Corp.	170,911	639
* Unisys Corp.	110,563	626
* Parametric Technology Corp.	35,840	626
* Brocade Communications Systems, Inc.	88,340	624
* CommScope, Inc.	18,928	622
* MICROS Systems, Inc.	12,499	611
Anixter International Inc.	10,680	603
* Interdigital Communications Corp.	17,600	600
* THQ Inc.	20,541	599
* FormFactor Inc.	14,164	597
* Foundry Networks, Inc.	44,773	589
* FLIR Systems, Inc.	21,226	576
* ADC Telecommunications, Inc.	38,222	573
* Benchmark Electronics, Inc.	20,865	561
Jack Henry & Associates Inc.	25,661	559
* 3Com Corp.	126,532	558
* TIBCO Software Inc.	61,457	552
* CACI International, Inc.	9,976	549
* Cymer, Inc.	12,434	546
ADTRAN Inc.	22,349	533
* ValueClick, Inc.	28,233	523
* Tessera Technologies, Inc.	14,786	514
* MPS Group, Inc.	33,617	508
FactSet Research Systems Inc.	10,346	503
* aQuantive, Inc.	21,195	501
^* Cree, Inc.	24,875	500
* Emulex Corp.	27,339	497
* Rambus Inc.	28,359	495
National Instruments Corp.	17,978	492
* Hewitt Associates, Inc.	20,222	491
* Avocent Corp.	16,025	483
* WebEx Communications, Inc.	12,229	477
* Andrew Corp.	51,687	477
* Avid Technology, Inc.	13,020	474
* FileNet Corp.	13,528	471
* Silicon Laboratories Inc.	15,156	470
* RF Micro Devices, Inc.	61,308	465
* BearingPoint, Inc.	58,940	463
* ANSYS, Inc.	10,452	462
* Itron, Inc.	8,257	461
Imation Corp.	11,422	459
* Equinix, Inc.	7,402	445
* CNET Networks, Inc.	46,158	442
* Palm, Inc.	30,324	442
* SRA International, Inc.	14,673	441
* Electronics for Imaging, Inc.	18,993	435
* Intermec, Inc.	16,465	434
* ATMI, Inc.	14,720	428
* BISYS Group, Inc.	38,820	422
* Transaction Systems Architects, Inc.	12,272	421
Molex, Inc.	10,593	413
* j2 Global Communications, Inc.	15,192	413
* Sonus Networks, Inc.	77,238	406
* Microsemi Corp.	21,321	402
* PMC Sierra Inc.	67,359	400
* Macrovision Corp.	16,734	396
* Kronos, Inc.	11,617	396
* Gartner, Inc. Class A	22,491	396
* Perot Systems Corp.	28,614	395
* Global Imaging Systems, Inc.	17,800	393
* Arris Group Inc.	34,255	393
* Entegris Inc.	35,850	391
* RealNetworks, Inc.	36,406	386
* Rogers Corp.	6,255	386
* CSG Systems International, Inc.	14,545	384
* Intergraph Corp.	8,947	384
* Digitas Inc.	39,738	382
* VeriFone Holdings, Inc.	13,333	381
* SiRF Technology Holdings, Inc.	15,734	377
* ON Semiconductor Corp.	64,010	376
* eFunds Corp.	15,499	375
Technitrol, Inc.	12,343	368
* Advent Software, Inc.	10,134	367
* Informatica Corp.	26,831	365
* Mentor Graphics Corp.	25,700	362
* Trident Microsystems, Inc.	15,500	361
* EarthLink, Inc.	49,033	356
* Digital Insight Corp.	12,101	355
* Brooks Automation, Inc.	27,052	353
* Internet Security Systems, Inc.	12,672	352
* Applied Micro Circuits Corp.	120,943	350
* Coherent, Inc.	10,043	348
Cognex Corp.	13,725	347
* Aeroflex, Inc.	33,017	339
* Axcelis Technologies, Inc.	47,578	336
* Nuance Communications, Inc.	41,051	335
* Websense, Inc.	15,316	331
* MicroStrategy Inc.	3,100	316
* Finisar Corp.	85,938	312
* Take-Two Interactive Software, Inc.	21,699	309
* Insight Enterprises, Inc.	14,991	309
* Komag, Inc.	9,624	308
* Wright Express Corp.	12,727	306
* Progress Software Corp.	11,663	303
* Comtech Telecommunications Corp.	8,850	296
* DSP Group Inc.	12,953	296
* Advanced Energy Industries, Inc.	17,240	294
* Quest Software, Inc.	20,480	292
* Conexant Systems, Inc.	145,828	292
* Semtech Corp.	22,763	290
Black Box Corp.	7,248	282
* UTStarcom, Inc.	31,587	280
* Cabot Microelectronics Corp.	9,721	280
* Opsware, Inc.	30,662	276
* Openwave Systems Inc.	29,268	274
* Littelfuse, Inc.	7,882	274
* Plexus Corp.	14,100	271
* Diodes Inc.	6,150	265
* Rofin-Sinar Technologies Inc.	4,300	261
* Rackable Systems Inc.	9,400	257
* Lawson Softward, Inc.	35,300	256
Plantronics, Inc.	14,561	255
* Checkpoint Systems, Inc.	15,410	254
* Paxar Corp.	12,700	254
* Silicon Image, Inc.	19,755	251
* Dycom Industries, Inc.	11,639	250
Agilysys, Inc.	17,556	246
* Keane, Inc.	17,054	246
CTS Corp.	17,708	244
* Internap Network Services Corp.	16,009	244
* Euronet Worldwide, Inc.	9,900	243
* Ariba, Inc.	32,426	243
AVX Corp.	13,705	242
Gevity HR, Inc.	10,634	242
* Skyworks Solutions, Inc.	46,464	241
* Altiris, Inc.	11,398	240
* Zoran Corp.	14,930	240
Daktronics, Inc.	11,600	240
* Redback Networks Inc.	17,140	238
* CMGI Inc.	222,002	235
* OmniVision Technologies, Inc.	16,484	235
* Wind River Systems Inc.	21,807	234
MTS Systems Corp.	7,200	233
* Brightpoint, Inc.	16,044	228
* Concur Technologies, Inc.	15,567	227
* Actel Corp.	14,500	225
* Agile Software Corp.	34,434	225
* Epicor Software Corp.	17,097	224
* Cirrus Logic, Inc.	30,205	220
* DTS Inc.	10,300	218
* Blackboard Inc.	8,224	218
* Electro Scientific Industries, Inc.	10,559	218
* Powerwave Technologies, Inc.	28,607	217
* NETGEAR, Inc.	10,500	216
Total System Services, Inc.	9,370	214
* Lattice Semiconductor Corp.	31,245	213
* McDATA Corp. Class A	41,948	211
* Aspen Technologies, Inc.	19,301	211
* ANADIGICS, Inc.	29,406	211
* FEI Co.	9,970	210
* Ansoft Corp.	8,378	209
* Anaren, Inc.	9,714	205
* Borland Software Corp.	35,321	202
United Online, Inc.	16,441	200
Blackbaud, Inc.	9,100	200
* Manhattan Associates, Inc.	8,284	200
* ADE Corp.	6,200	199
* Amkor Technology, Inc.	38,432	198
* ManTech International Corp.	5,900	195
* ScanSource, Inc.	6,400	194
* L-1 Identity Solutions Inc.	14,860	194
* KEMET Corp.	23,999	194
* Interwoven Inc.	17,402	192
Park Electrochemical Corp.	6,000	190
* Sycamore Networks, Inc.	49,628	188
* Acacia Research - Acacia Technologies	16,400	186
* Harmonic, Inc.	25,233	185
* Covansys Corp.	10,808	185
* SonicWALL, Inc.	16,895	184
* Synaptics Inc.	7,540	184
* Micrel, Inc.	18,935	182
* Tekelec	14,000	181
* Actuate Software Corp.	40,965	181
* Asyst Technologies, Inc.	26,338	178
Talx Corp.	7,207	177
Inter-Tel, Inc.	8,114	175
* JDA Software Group, Inc.	11,360	175
* Spansion Inc. Class A	10,025	167
* ActivIdentity Corp.	35,480	167
* Art Technology Group, Inc.	65,023	166
* MKS Instruments, Inc.	8,081	164
* SafeNet, Inc.	8,923	162
* Internet Capital Group Inc.	17,066	161
* Gerber Scientific, Inc.	10,721	161
* Avanex Corp.	92,631	160
* Cogent Inc.	11,604	159
* eSPEED, Inc. Class A	17,156	158
* eCollege.com Inc.	9,794	157
* AMIS Holdings Inc.	16,500	157
^* American Technology Corp.	40,660	155
Quality Systems, Inc.	4,004	155
* C-COR Inc.	17,945	154
* Newport Corp.	9,356	153
* Nu Horizons Electronics Corp.	11,954	152
* TriQuint Semiconductor, Inc.	29,226	152
* NetRatings, Inc.	10,671	152
* Ciber, Inc.	22,826	151
* SI International Inc.	4,700	150
Integral Systems, Inc.	4,799	150
* Verint Systems Inc.	4,975	149
* CyberSource Corp.	12,474	148
* Extreme Networks, Inc.	40,524	147
* Forrester Research, Inc.	5,538	146
* InfoSpace, Inc.	7,889	145
* ViaSat, Inc.	5,700	143
* Witness Systems, Inc.	8,106	142
* Gateway, Inc.	74,779	141
TheStreet.com, Inc.	13,142	140
* Hutchinson Technology, Inc.	6,616	139
* Quantum Corp.	63,400	138
* Lionbridge Technologies, Inc.	18,069	138
* Dolby Laboratories Inc.	6,929	138
* Sykes Enterprises, Inc.	6,596	134
* Photronics Inc.	9,491	134
* Tyler Technologies, Inc.	10,366	134
* Adaptec, Inc.	30,064	133
* Aware, Inc.	23,273	132
* Exar Corp.	9,877	131
* Rudolph Technologies, Inc.	7,128	131
* Entrust, Inc.	37,557	130
* Chordiant Software, Inc.	42,051	129
* Standard Microsystem Corp.	4,536	129
* Online Resources Corp.	10,489	128
* California Micro Devices Corp.	25,000	128
* Atheros Communications, Inc.	7,018	127
* Veeco Instruments, Inc.	6,254	126
* Bell Microproducts Inc.	24,268	126
* Autobytel Inc.	42,641	125
* Carrier Access Corp.	17,554	125
* Kulicke & Soffa Industries, Inc.	13,995	124
* OSI Systems Inc.	6,300	123
MAXIMUS, Inc.	4,698	123
* SYNNEX Corp.	5,300	122
* MRO Software Inc.	4,696	121
* Applied Digital Solutions, Inc.	73,188	119
* Jupitermedia Corp.	13,606	118
Cohu, Inc.	6,604	118
* Open Solutions Inc.	4,068	117
* Callidus Software Inc.	24,035	117
* Dot Hill Systems Corp.	29,414	115
* Kopin Corp.	34,126	114
* Cray, Inc.	10,250	114
* KVH Industries, Inc.	8,836	113
* Stratasys, Inc.	4,250	112
* Marchex, Inc.	7,260	111
* 24/7 Real Media, Inc.	12,987	111
* Echelon Corp.	13,451	111
* Computer Horizons Corp.	27,519	110
* TTM Technologies, Inc.	9,359	110
* webMethods, Inc.	14,032	107
* Digimarc Corp.	13,800	107
* Integrated Silicon Solution, Inc.	19,091	107
* Oplink Communications, Inc.	5,298	106
* Color Kinetics Inc.	6,075	103
* Genesis Microchip Inc.	8,566	101
* EMCORE Corp.	16,792	99
* PLX Technology, Inc.	9,400	97
* S1 Corp.	21,043	97
* Sapient Corp.	17,787	97
^* Multi-Fineline Electronix, Inc.	3,800	96
* Silicon Storage Technology, Inc.	23,390	96
* Mastec Inc.	8,611	95
* Stratex Networks, Inc.	21,362	95
* Hifn, Inc.	20,100	95
* Answerthink Consulting Group, Inc.	35,021	94
* MapInfo Corp.	7,294	94
* Neoware Systems, Inc.	6,870	93
* Advanced Analogic Technologies, Inc.	17,000	93
infoUSA Inc.	11,216	93
* SPSS, Inc.	3,731	93
* RadiSys Corp.	4,356	93
* Sigma Designs, Inc.	6,185	92
* Corillian Corp.	33,591	92
* Concurrent Computer Corp.	50,554	89
* The Ultimate Software Group, Inc.	3,800	89
* Immersion Corp.	12,500	89
* FalconStor Software, Inc.	11,541	89
Methode Electronics, Inc. Class A	9,308	89
* NIC Inc.	17,031	88
* Infocrossing, Inc.	6,500	87
* MIPS Technologies, Inc.	12,883	87
* Airspan Networks Inc.	32,200	87
* LoJack Corp.	4,400	86
* Ceva, Inc.	15,207	86
* Blue Coat Systems, Inc.	4,778	86
* Safeguard Scientifics, Inc.	43,755	86
* Digi International, Inc.	6,339	86
Syntel, Inc.	3,747	85
* Computer Task Group, Inc.	21,312	85
Bel Fuse, Inc. Class B	2,600	83
* Mercury Computer Systems, Inc.	7,021	83
* Embarcadero Technologies, Inc.	10,111	83
* Vignette Corp.	6,116	83
* FSI International, Inc.	14,198	82
* Calamp Corp.	13,369	81
* Web.com, Inc.	19,553	81
* Bottomline Technologies, Inc.	8,300	81
* Leadis Technology Inc.	20,100	80
* Mattson Technology, Inc.	9,600	80
* Sonic Solutions, Inc.	5,200	79
* Kanbay International Inc.	3,799	78
* Supertex, Inc.	2,000	78
* Symmetricom Inc.	9,619	78
* Hypercom Corp.	11,400	77
* LTX Corp.	15,344	77
* AuthentiDate Holding Corp.	46,676	77
* Measurement Specialties, Inc.	4,099	76
* Novatel Wireless, Inc.	7,901	76
* MRV Communications Inc.	27,246	75
* Micro Linear Corp.	26,144	75
* Excel Technology, Inc.	2,500	74
* EMS Technologies, Inc.	3,931	74
* Ixia	8,267	74
* DealerTrack Holdings Inc.	3,305	73
* Packeteer, Inc.	8,467	73
* TNS Inc.	4,800	72
* Captaris Inc.	12,230	72
* Interactive Intelligence Inc.	6,107	71
* Hittite Microwave Corp.	1,582	70
* Atari, Inc.	120,487	70
* Ditech Networks Inc.	9,029	70
* Universal Display Corp.	6,255	69
^* Avici Systems Inc.	7,976	69
* Zygo Corp.	5,286	67
* Magma Design Automation, Inc.	7,400	67
^* Mindspeed Technologies, Inc.	38,666	67
^* Convera Corp.	12,571	67
* SupportSoft, Inc.	15,101	66
* Netlogic Microsystems Inc.	2,557	65
* PC-Tel, Inc.	6,138	64
* Centillium Communications, Inc.	31,448	64
Heartland Payment Systems, Inc.	2,443	64
* CyberOptics Corp.	4,800	63
Stellent Inc.	5,832	63
* Pericom Semiconductor Corp.	6,480	63
* Planar Systems, Inc.	5,523	63
* Ultratech, Inc.	4,548	61
* Radiant Systems, Inc.	5,007	60
* EPIQ Systems, Inc.	4,100	60
* Secure Computing Corp.	9,490	60
* Catapult Communications Corp.	7,184	60
* IXYS Corp.	7,158	60
* Credence Systems Corp.	20,865	59
* PortalPlayer Inc.	5,200	59
* Indus International, Inc.	23,300	58
* Presstek, Inc.	10,773	58
* SeaChange International, Inc.	6,365	57
* InterVoice, Inc.	8,855	56
* Lasercard Corp.	4,247	55
* FARO Technologies, Inc.	2,868	55
* COMARCO, Inc.	6,117	54
* PDF Solutions, Inc.	4,852	53
* Metrologic Instruments, Inc.	2,916	53
X-Rite Inc.	4,835	52
* Analysts International Corp.	24,606	52
Keithley Instruments Inc.	4,065	52
* Merix Corp.	5,310	51
* Bookham, Inc.	15,800	51
* Iomega Corp.	17,476	51
* Photon Dynamics, Inc.	3,813	51
* iGATE Corp.	10,180	50
* Bankrate, Inc.	1,869	50
* Transmeta Corp.	42,916	49
* Saba Software, Inc.	9,285	49
* Ulticom, Inc.	4,597	48
* Keynote Systems Inc.	4,525	48
* Zomax Inc.	23,140	47
* Intevac, Inc.	2,800	47
* TranSwitch Corp.	33,277	47
Startek, Inc.	3,746	47
* Sirenza Microdevices, Inc.	5,904	47
* Carreker Corp.	7,400	45
* Digital Angel Corp.	17,400	45
* Glenayre Technologies, Inc.	20,365	45
* OPNET Technologies, Inc.	3,412	45
* VA Software Corp.	10,639	43
* InterVideo Inc.	3,276	42
Bel Fuse, Inc. Class A	1,477	40
* Endwave Corp.	3,312	40
* NMS Communications Corp.	13,721	40
* Monolithic Power Systems	4,100	39
Pegasystems Inc.	4,288	37
* SigmaTel Inc.	7,656	36
* Napster, Inc.	8,388	36
* InFocus Corp.	12,451	36
* PLATO Learning, Inc.	5,472	35
* Lantronix, Inc.	23,175	35
* QuickLogic Corp.	9,638	34
* LookSmart, Ltd.	11,232	33
* Pemstar Inc.	8,910	33
* Dynamics Research Corp.	3,261	32
QAD Inc.	3,999	32
^* ParkerVision, Inc.	4,402	32
* Lightbridge, Inc.	2,700	32
* Applied Innovation Inc.	9,818	31
* SAVVIS, Inc.	1,076	31
SpectraLink Corp.	3,700	30
* Tumbleweed Communications Corp.	10,736	30
* Pixelworks, Inc.	10,182	30
* Interlink Electronics Inc.	11,331	30
* Virage Logic Corp.	3,199	29
Renaissance Learning, Inc.	2,013	29
* Tollgrade Communications, Inc.	3,209	29
* iPass Inc.	6,100	29
* Cherokee International Corp.	8,102	28
* MetaSolv, Inc.	9,111	28
* Phoenix Technologies Ltd.	6,170	27
* TechTeam Global, Inc.	3,342	26
* RAE Systems, Inc.	8,627	26
* PAR Technology Corp.	2,900	26
* Zhone Technologies, Inc.	24,375	26
* MoSys, Inc.	3,564	24
* Tier Technologies, Inc.	3,499	23
* Edgewater Technology, Inc.	4,077	23
* Nanometrics Inc.	2,500	23
* Westell Technologies, Inc.	10,801	23
* Miva Inc.	6,761	22
* ESS Technology, Inc.	23,275	22
* Mechanical Technology Inc.	11,586	21
* Selectica, Inc.	8,094	20
* Network Equipment Technologies, Inc.	4,707	19
* Volterra Semiconductor Corp.	1,100	18
* Network Engines, Inc.	7,961	17
* Sumtotal Systems Inc.	2,241	17
* SM&A Corp.	2,694	16
* MTI Technology Corp.	16,309	15
* The Knot, Inc.	700	15
* White Electronic Designs Corp.	3,020	15
* Mobius Management Systems, Inc.	2,203	15
* OpenTV Corp.	5,200	15
* Docucorp International, Inc.	1,847	14
* SCM Microsystems, Inc.	4,207	14
* Optical Communication Products, Inc.	6,429	13
* WatchGuard Technologies, Inc.	2,792	12
* WJ Communications, Inc.	5,246	11
* Intraware, Inc.	2,275	10
* Ramtron International Corp.	3,117	10
* Vitria Technology, Inc.	3,573	10
* On2 Technologies, Inc.	13,293	9
* Superconductor Technologies Inc.	6,294	9
* BSQUARE Corp.	4,449	9
* Quovadx, Inc.	3,315	9
* DDi Corp.	1,096	8
* Research Frontiers, Inc.	1,800	8
* Viewpoint Corp.	6,086	7
* ePlus Inc.	683	7
* PC Connection, Inc.	550	6
* Loudeye Corp.	1,366	6
* Telular Corp.	2,339	5
* NetScout Systems, Inc.	769	5
* Sunrise Telecom Inc.	2,405	5
* Management Network Group Inc.	2,896	5
* Perficient, Inc.	300	5
* Allen Organ Co. Escrow Shares	283	5
* SpatiaLight, Inc.	1,845	4
* Inforte Corp.	907	4
* Therma-Wave Inc.	3,032	4
* Wave Systems Corp. Class A	2,169	4
* SAFLINK Corp.	9,224	3
* Technology Solutions Co.	391	3
* The SCO Group, Inc.	1,605	3
* Zix Corp.	4,904	3
Wireless Telecom Group, Inc.	1,279	3
* Tut Systems, Inc.	2,266	2
* Verso Technologies, Inc.	1,918	2
* Cosine Communications, Inc.	623	2
* Rainmaker Systems, Inc.	198	1
* GSE Systems, Inc.	84	-
* Optical Cable Corp.	959	-
* Media 100 Inc.	1,614	-

		744,310

Materials (3.1%)
E.I. du Pont de Nemours & Co.	295,257	12,649
Dow Chemical Co.	308,265	12,016
Monsanto Co.	173,492	8,156
Alcoa Inc.	278,978	7,823
Newmont Mining Corp. (Holding Co.)	143,875	6,151
Praxair, Inc.	103,515	6,124
Phelps Dodge Corp.	65,377	5,537
Nucor Corp.	99,870	4,943
Weyerhaeuser Co.	78,871	4,853
International Paper Co.	138,385	4,792
Air Products & Chemicals, Inc.	71,931	4,774
PPG Industries, Inc.	53,220	3,570
Freeport-McMoRan Copper & Gold, Inc. Class B	60,727	3,234
Ecolab, Inc.	61,005	2,612
Vulcan Materials Co.	32,289	2,527
Rohm & Haas Co.	46,580	2,206
United States Steel Corp.	34,967	2,017
Lyondell Chemical Co.	71,559	1,815
Allegheny Technologies Inc.	27,413	1,705
Sigma-Aldrich Corp.	21,485	1,626
MeadWestvaco Corp.	58,030	1,538
Temple-Inland Inc.	35,600	1,428
Eastman Chemical Co.	26,310	1,421
Sealed Air Corp.	26,247	1,420
Ashland, Inc.	20,633	1,316
Ball Corp.	32,009	1,295
* Pactiv Corp.	45,411	1,291
Martin Marietta Materials, Inc.	14,669	1,241
Bemis Co., Inc.	33,698	1,107
Sonoco Products Co.	30,279	1,019
Lubrizol Corp.	22,145	1,013
* Crown Holdings, Inc.	53,858	1,002
International Flavors & Fragrances, Inc.	24,955	987
* Smurfit-Stone Container Corp.	81,790	916
Carpenter Technology Corp.	7,775	836
Valspar Corp.	31,046	826
Airgas, Inc.	22,556	816
* Owens-Illinois, Inc.	49,624	765
FMC Corp.	11,920	764
* The Mosaic Co.	43,288	732
RPM International, Inc.	38,481	731
Cabot Corp.	19,526	726
Cytec Industries, Inc.	13,031	724
Steel Dynamics, Inc.	14,078	710
Albemarle Corp.	13,052	709
Scotts Miracle-Gro Co.	15,246	678
Chemtura Corp.	77,124	669
* Titanium Metals Corp.	26,352	666
Commercial Metals Co.	31,910	649
Louisiana-Pacific Corp.	34,236	643
* Nalco Holding Co.	34,635	641
Celanese Corp. Series A	35,784	641
Reliance Steel & Aluminum Co.	19,650	632
Packaging Corp. of America	26,867	623
Florida Rock Industries, Inc.	16,035	621
* Huntsman Corp.	31,933	581
AptarGroup Inc.	11,337	577
* Oregon Steel Mills, Inc.	11,688	571
Eagle Materials, Inc.	16,356	551
* Hercules, Inc.	34,880	550
Cleveland-Cliffs Inc.	14,179	540
* Chaparral Steel Co.	14,968	510
* Aleris International Inc.	9,667	489
H.B. Fuller Co.	19,326	453
* AK Steel Corp.	35,690	433
* Coeur d'Alene Mines Corp.	90,873	428
* OM Group, Inc.	9,679	425
Worthington Industries, Inc.	23,018	393
Texas Industries, Inc.	7,503	391
Quanex Corp.	12,370	375
Bowater Inc.	18,021	371
Olin Corp.	23,225	357
NewMarket Corp.	5,829	339
Minerals Technologies, Inc.	6,285	336
* RTI International Metals, Inc.	7,300	318
* Headwaters Inc.	13,591	317
* Century Aluminum Co.	8,948	301
Spartech Corp.	11,058	296
Arch Chemicals, Inc.	9,888	281
* W.R. Grace & Co.	20,762	275
AMCOL International Corp.	10,908	272
Ferro Corp.	14,907	265
* Hecla Mining Co.	45,786	263
Silgan Holdings, Inc.	6,972	262
* Apex Silver Mines Ltd.	15,700	262
* Brush Engineered Materials Inc.	10,122	252
Greif Inc. Class A	3,119	250
MacDermid, Inc.	7,344	240
Georgia Gulf Corp.	8,038	220
* Terra Industries, Inc.	28,469	219
Compass Minerals International	7,700	218
Glatfelter	15,930	216
Sensient Technologies Corp.	10,412	204
* Graphic Packaging Corp.	53,563	196
Wausau Paper Corp.	14,290	193
* PolyOne Corp.	22,968	191
^* Altair Nanotechnology	47,300	181
A.M. Castle & Co.	6,495	174
CF Industries Holdings, Inc.	10,167	174
Schnitzer Steel Industries, Inc. Class A	5,475	173
Ryerson Tull, Inc.	7,830	171
Neenah Paper Inc.	4,900	168
^ American Vanguard Corp.	11,866	166
Metal Management, Inc.	5,900	164
Royal Gold, Inc.	6,000	163
Rock-Tenn Co.	8,200	162
* Buckeye Technology, Inc.	18,999	161
* Symyx Technologies, Inc.	7,468	158
Deltic Timber Corp.	3,300	157
Chesapeake Corp. of Virginia	10,787	154
Myers Industries, Inc.	8,464	144
A. Schulman Inc.	5,983	141
Quaker Chemical Corp.	6,924	135
Gibraltar Industries Inc.	5,850	130
* Pioneer Cos., Inc.	5,123	126
* Wheeling-Pittsburgh Corp.	6,968	119
NL Industries, Inc.	11,008	109
^* Nonophase Technologies Corp.	17,860	108
* Calgon Carbon Corp.	24,197	107
Westlake Chemical Corp.	3,199	102
* Stillwater Mining Co.	12,066	101
* Caraustar Industries, Inc.	11,752	94
* Rockwood Holdings, Inc.	4,559	91
Innospec, Inc.	2,784	83
* Material Sciences Corp.	8,073	80
Tronox Inc. Class B	6,275	80
* Omnova Solutions Inc.	19,003	79
* U.S. Concrete, Inc.	11,900	77
Schweitzer-Mauduit International, Inc.	3,864	73
Summa Industries	4,600	68
Stepan Co.	2,280	67
NN, Inc.	5,100	60
^* Zoltek Cos., Inc.	2,196	56
Steel Technologies, Inc.	2,700	53
* Northwest Pipe Co.	1,551	47
Wellman, Inc.	10,463	42
Hawkins, Inc.	2,700	38
Balchem Corp.	1,900	38
Penford Corp.	1,936	29
* Lesco, Inc.	2,600	21
* Maxxam Inc.	490	13
* Webco Industries, Inc.	40	3
* Eden Bioscience Corp.	3,340	2

		149,949

Telecommunication Services (3.2%)
AT&T Inc.	1,245,427	40,551
Verizon Communications Inc.	934,466	34,697
BellSouth Corp.	579,447	24,771
Sprint Nextel Corp.	913,135	15,660
Alltel Corp.	118,492	6,576
* American Tower Corp. Class A	134,472	4,908
* Qwest Communications International Inc.	514,477	4,486
* NII Holdings Inc.	44,074	2,740
* Crown Castle International Corp.	69,067	2,434
Embarq Corp.	45,171	2,185
Windstream Corp.	152,355	2,010
* Level 3 Communications, Inc.	321,219	1,719
Citizens Communications Co.	104,878	1,472
CenturyTel, Inc.	35,450	1,406
Telephone & Data Systems, Inc.	29,016	1,222
* Time Warner Telecom Inc.	38,354	729
* Leap Wireless International, Inc.	14,965	726
* SBA Communications Corp.	28,460	692
* NeuStar, Inc. Class A	20,739	576
* Broadwing Corp.	30,875	390
* Cincinnati Bell Inc.	79,178	382
* Dobson Communications Corp.	46,109	324
Alaska Communications Systems Holdings, Inc.	19,918	264
* IDT Corp. Class B	18,058	260
Commonwealth Telephone Enterprises, Inc.	6,002	247
* U.S. Cellular Corp.	3,666	219
* Cogent Communications Group, Inc.	17,090	198
North Pittsburgh Systems, Inc.	7,724	194
USA Mobility, Inc.	8,300	190
* @ Road, Inc.	29,200	171
Telephone & Data Systems, Inc. - Special Common Shares	4,164	170
* Premiere Global Services, Inc.	19,168	166
* General Communication, Inc.	12,500	155
D&E Communications, Inc.	11,929	150
* Fibertower Corp.	15,455	146
SureWest Communications	7,400	144
* Talk America Holdings, Inc.	13,670	130
CT Communications, Inc.	5,500	119
* Cbeyond Inc.	3,700	102
Shenandoah Telecommunications Co.	2,310	100
Atlantic Tele-Network, Inc.	5,359	99
^* InPhonic, Inc.	11,200	89
Iowa Telecommunications Services Inc.	4,400	87
* LCC International, Inc. Class A	23,763	87
Centennial Communications Corp. Class A	14,970	80
Consolidated Communications Holdings, Inc.	3,683	69
Hector Communications Corp.	1,619	58
* Covad Communications Group, Inc.	38,296	57
FairPoint Communications, Inc.	3,100	54
* Suncom Wireless Holdings, Inc. Class A	41,237	40
* Syniverse Holdings Inc.	2,581	39
* Wireless Facilities, Inc.	17,426	37
* Global Crossing Ltd.	1,200	25
* IDT Corp.	1,658	23
* Primus Telecommunications Group, Inc.	44,570	22
* Pac-West Telecom, Inc.	47,084	11
* Covista Communications, Inc.	3,805	4
* Metro One Telecommunications, Inc.	975	3
* Trinsic Inc.	39	-

		154,665

Utilities (3.6%)
Exelon Corp.	214,194	12,967
Duke Energy Corp.	397,339	12,000
TXU Corp.	139,142	8,699
Dominion Resources, Inc.	111,458	8,525
Southern Co.	237,697	8,191
FirstEnergy Corp.	105,827	5,911
FPL Group, Inc.	123,260	5,547
Entergy Corp.	66,671	5,216
Public Service Enterprise Group, Inc.	80,745	4,941
PG&E Corp.	113,356	4,721
American Electric Power Co., Inc.	126,251	4,592
* AES Corp.	210,982	4,302
Edison International	99,260	4,133
PPL Corp.	122,197	4,020
Consolidated Edison Inc.	82,275	3,801
Sempra Energy	74,845	3,761
Progress Energy, Inc.	77,131	3,500
Ameren Corp.	65,857	3,477
Constellation Energy Group, Inc.	57,460	3,402
Xcel Energy, Inc.	129,979	2,684
DTE Energy Co.	56,952	2,364
KeySpan Corp.	56,318	2,317
* Mirant Corp.	82,517	2,254
Questar Corp.	27,527	2,251
* Allegheny Energy, Inc.	52,440	2,107
NiSource, Inc.	87,694	1,906
* NRG Energy, Inc.	41,842	1,895
Wisconsin Energy Corp.	37,620	1,623
Pepco Holdings, Inc.	61,389	1,484
Pinnacle West Capital Corp.	31,873	1,436
SCANA Corp.	35,247	1,419
ONEOK, Inc.	35,820	1,354
Alliant Energy Corp.	37,712	1,347
CenterPoint Energy Inc.	90,490	1,296
Equitable Resources, Inc.	36,771	1,286
* Reliant Energy, Inc.	98,349	1,211
MDU Resources Group, Inc.	51,939	1,160
Northeast Utilities	49,351	1,148
NSTAR	34,316	1,145
Energy East Corp.	47,428	1,125
DPL Inc.	39,027	1,058
OGE Energy Corp.	29,232	1,056
TECO Energy, Inc.	66,942	1,048
* CMS Energy Corp.	70,950	1,025
* Sierra Pacific Resources	70,872	1,016
Energen Corp.	22,434	939
National Fuel Gas Co.	25,707	934
Aqua America, Inc.	42,554	934
AGL Resources Inc.	25,153	918
Puget Energy, Inc.	37,551	854
UGI Corp. Holding Co.	34,147	835
Southern Union Co.	30,709	811
Great Plains Energy, Inc.	25,560	793
Atmos Energy Corp.	26,056	744
* Dynegy, Inc.	128,162	710
Hawaiian Electric Industries Inc.	26,102	706
Vectren Corp.	24,702	663
Westar Energy, Inc.	28,151	662
WPS Resources Corp.	13,196	655
Nicor Inc.	14,510	620
Piedmont Natural Gas, Inc.	24,513	620
PNM Resources Inc.	21,321	588
IDACORP, Inc.	13,953	528
* Aquila, Inc.	121,419	526
Peoples Energy Corp.	12,394	504
Duquesne Light Holdings, Inc.	25,614	504
WGL Holdings Inc.	16,013	502
Cleco Corp.	18,448	466
New Jersey Resources Corp.	9,244	456
Southwest Gas Corp.	13,116	437
NorthWestern Corp.	11,611	406
UniSource Energy Corp.	11,480	383
Avista Corp.	16,045	380
ALLETE, Inc.	8,395	365
Black Hills Corp.	10,841	364
Northwest Natural Gas Co.	8,873	349
* El Paso Electric Co.	15,452	345
Otter Tail Corp.	9,375	274
CH Energy Group, Inc.	4,806	247
American States Water Co.	6,458	247
South Jersey Industries, Inc.	8,100	242
The Laclede Group, Inc.	7,300	234
SJW Corp.	7,498	224
UIL Holdings Corp.	5,965	224
Empire District Electric Co.	9,304	208
Cascade Natural Gas Corp.	7,600	198
MGE Energy, Inc.	6,080	197
Southwest Water Co.	13,509	165
California Water Service Group	4,000	148
Central Vermont Public Service Corp.	5,784	128
Connecticut Water Services, Inc.	5,439	120
Ormat Technologies Inc.	3,400	111
Green Mountain Power Corp.	2,747	92
Middlesex Water Co.	3,483	67
Chesapeake Utilities Corp.	1,620	49
ITC Holdings Corp.	1,500	47
EnergySouth, Inc.	962	32
* Maine & Maritimes Corp.	724	12

		174,488

Total Common Stocks
(Cost $4,358,013)		4,821,615

Temporary Cash Investments (0.7%)

Money Market Fund (0.7%)

1 Vanguard Market Liquidity Fund, 5.306%	31,549,046	31,549

	Face
	Amount
	($000)

U.S. Agency Obligation (0.0%)

2 Federal Home Loan Mortgage Corp.
3 5.150%, 12/26/06	1,500	1,482

Total Temporary Cash Investments
(Cost $33,031)		33,031

Total Investments (100.4%)
(Cost $4,391,044)		4,854,646

Other Assets and Liabilities - Net (-0.4%)		(17,350)

Net Assets (100%)		4,837,296

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3	Securities with a value of $1,482,000 have been segregated as initial margin for open futures contracts. REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2006, the cost of investment securities for tax purposes was $4,391,044,000. Net unrealized appreciation of investment securities for tax purposes was $463,602,000, consisting of unrealized gains of $589,559,000 on securities that had risen in value since their purchase and $125,957,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 0.3%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2006, the aggregate settlement value of open futures contracts expiring in December 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	50	16,818	330
Russell 2000 Index	5	1,830	49
S&P Midcap 400	2	761	13

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Institutional Total Bond Market Index Fund
Schedule of Investments
September 30, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (66.6%)

U.S. Government Securities (23.8%)
U.S. Treasury Bond	3.625%	5/15/2013	10,925	10,322
U.S. Treasury Bond	12.000%	8/15/2013	2,500	2,823
U.S. Treasury Bond	13.250%	5/15/2014	750	908
U.S. Treasury Bond	4.000%	2/15/2015	22,500	21,533
U.S. Treasury Bond	11.250%	2/15/2015	6,075	8,835
U.S. Treasury Bond	10.625%	8/15/2015	12,810	18,328
U.S. Treasury Bond	9.250%	2/15/2016	5,400	7,267
U.S. Treasury Bond	7.250%	5/15/2016	3,165	3,794
U.S. Treasury Bond	7.500%	11/15/2016	300	368
U.S. Treasury Bond	8.750%	5/15/2017	14,350	19,160
U.S. Treasury Bond	8.875%	8/15/2017	32,465	43,858
U.S. Treasury Bond	9.125%	5/15/2018	325	451
U.S. Treasury Bond	9.000%	11/15/2018	375	521
U.S. Treasury Bond	8.875%	2/15/2019	5,950	8,214
U.S. Treasury Bond	8.125%	8/15/2019	2,730	3,600
U.S. Treasury Bond	8.500%	2/15/2020	36,500	49,731
U.S. Treasury Bond	8.750%	5/15/2020	1,090	1,517
U.S. Treasury Bond	8.750%	8/15/2020	34,300	47,859
U.S. Treasury Bond	7.875%	2/15/2021	30	39
U.S. Treasury Bond	8.125%	5/15/2021	735	988
U.S. Treasury Bond	8.125%	8/15/2021	13,575	18,286
U.S. Treasury Bond	8.000%	11/15/2021	205	274
U.S. Treasury Bond	7.625%	11/15/2022	220	288
U.S. Treasury Bond	6.250%	8/15/2023	25	29
U.S. Treasury Bond	7.625%	2/15/2025	16,525	22,066
U.S. Treasury Bond	6.875%	8/15/2025	75	94
U.S. Treasury Bond	6.750%	8/15/2026	11,395	14,144
U.S. Treasury Bond	6.500%	11/15/2026	50	61
U.S. Treasury Bond	6.625%	2/15/2027	30	37
U.S. Treasury Bond	6.375%	8/15/2027	33,800	40,570
U.S. Treasury Bond	5.500%	8/15/2028	1,250	1,362
U.S. Treasury Bond	5.250%	11/15/2028	125	132
U.S. Treasury Bond	5.250%	2/15/2029	675	714
U.S. Treasury Bond	6.125%	8/15/2029	9,460	11,149
U.S. Treasury Bond	6.250%	5/15/2030	3,080	3,701
U.S. Treasury Bond	5.375%	2/15/2031	1,225	1,323
U.S. Treasury Note	3.250%	8/15/2007	8,000	7,884
U.S. Treasury Note	4.000%	9/30/2007	500	495
U.S. Treasury Note	4.250%	11/30/2007	44,600	44,279
U.S. Treasury Note	4.375%	12/31/2007	12,675	12,600
U.S. Treasury Note	4.375%	1/31/2008	12,425	12,351
U.S. Treasury Note	3.000%	2/15/2008	12,275	11,983
U.S. Treasury Note	3.375%	2/15/2008	29,025	28,476
U.S. Treasury Note	4.625%	2/29/2008	19,375	19,327
U.S. Treasury Note	4.625%	3/31/2008	2,325	2,319
U.S. Treasury Note	4.875%	4/30/2008	6,725	6,734
U.S. Treasury Note	2.625%	5/15/2008	43,475	42,042
U.S. Treasury Note	3.750%	5/15/2008	875	861
U.S. Treasury Note	5.625%	5/15/2008	34,055	34,513
U.S. Treasury Note	4.875%	5/31/2008	61,350	61,456
U.S. Treasury Note	5.125%	6/30/2008	5,250	5,283
U.S. Treasury Note	3.125%	10/15/2008	225	218
U.S. Treasury Note	3.375%	11/15/2008	525	511
U.S. Treasury Note	4.375%	11/15/2008	800	795
U.S. Treasury Note	4.750%	11/15/2008	775	776
U.S. Treasury Note	3.250%	1/15/2009	15,050	14,591
U.S. Treasury Note	3.000%	2/15/2009	1,995	1,922
U.S. Treasury Note	4.500%	2/15/2009	13,050	13,001
U.S. Treasury Note	3.125%	4/15/2009	625	603
U.S. Treasury Note	3.875%	5/15/2009	20,120	19,746
U.S. Treasury Note	4.875%	5/15/2009	7,800	7,844
U.S. Treasury Note	4.000%	6/15/2009	6,475	6,373
U.S. Treasury Note	3.625%	7/15/2009	1,975	1,923
U.S. Treasury Note	3.500%	8/15/2009	54,175	52,558
U.S. Treasury Note	6.000%	8/15/2009	1,700	1,762
U.S. Treasury Note	3.375%	10/15/2009	13,215	12,752
U.S. Treasury Note	3.500%	12/15/2009	1,050	1,016
U.S. Treasury Note	3.625%	1/15/2010	8,950	8,683
U.S. Treasury Note	3.500%	2/15/2010	12,950	12,503
U.S. Treasury Note	6.500%	2/15/2010	14,560	15,402
U.S. Treasury Note	4.000%	3/15/2010	2,675	2,624
U.S. Treasury Note	4.000%	4/15/2010	4,600	4,511
U.S. Treasury Note	3.875%	5/15/2010	18,575	18,134
U.S. Treasury Note	4.125%	8/15/2010	18,530	18,223
U.S. Treasury Note	4.250%	10/15/2010	7,405	7,312
U.S. Treasury Note	4.500%	11/15/2010	920	917
U.S. Treasury Note	4.375%	12/15/2010	16,325	16,187
U.S. Treasury Note	4.250%	1/15/2011	8,725	8,605
U.S. Treasury Note	4.500%	2/28/2011	31,400	31,277
U.S. Treasury Note	4.750%	3/31/2011	150	151
U.S. Treasury Note	4.875%	4/30/2011	9,650	9,757
U.S. Treasury Note	4.875%	2/15/2012	235	238
U.S. Treasury Note	4.375%	8/15/2012	5,635	5,576
U.S. Treasury Note	4.000%	11/15/2012	14,000	13,558
U.S. Treasury Note	3.875%	2/15/2013	1,010	970
U.S. Treasury Note	4.250%	8/15/2013	1,150	1,126
U.S. Treasury Note	4.000%	2/15/2014	42,725	41,076
U.S. Treasury Note	4.750%	5/15/2014	7,425	7,486
U.S. Treasury Note	4.250%	8/15/2014	600	585

				1,016,241

Agency Bonds and Notes (10.6%)
Arab Republic of Egypt (U.S. Government Guaranteed)	4.450%	9/15/2015	800	770
1 Federal Farm Credit Bank	3.000%	12/17/2007	1,125	1,097
1 Federal Farm Credit Bank	3.375%	7/15/2008	625	607
1 Federal Farm Credit Bank	3.750%	1/15/2009	725	705
1 Federal Farm Credit Bank	4.125%	4/15/2009	350	344
1 Federal Farm Credit Bank	5.375%	7/18/2011	2,550	2,601
1 Federal Farm Credit Bank	4.875%	12/16/2015	800	794
1 Federal Farm Credit Bank	5.125%	8/25/2016	1,650	1,665
1 Federal Home Loan Bank	4.850%	2/6/2008	18,050	17,996
1 Federal Home Loan Bank	3.375%	2/15/2008	2,500	2,444
1 Federal Home Loan Bank	4.750%	3/14/2008	8,000	7,964
1 Federal Home Loan Bank	4.125%	4/18/2008	10,000	9,870
1 Federal Home Loan Bank	5.125%	6/13/2008	11,975	12,000
1 Federal Home Loan Bank	5.125%	6/18/2008	3,900	3,903
1 Federal Home Loan Bank	3.875%	8/22/2008	5,000	4,902
1 Federal Home Loan Bank	5.800%	9/2/2008	1,000	1,014
1 Federal Home Loan Bank	5.865%	9/2/2008	2,800	2,841
1 Federal Home Loan Bank	5.375%	7/17/2009	2,100	2,126
1 Federal Home Loan Bank	6.500%	11/13/2009	1,300	1,358
1 Federal Home Loan Bank	3.875%	1/15/2010	2,475	2,401
1 Federal Home Loan Bank	4.375%	3/17/2010	3,000	2,952
1 Federal Home Loan Bank	7.625%	5/14/2010	6,125	6,660
1 Federal Home Loan Bank	5.375%	8/19/2011	5,300	5,403
1 Federal Home Loan Bank	5.750%	5/15/2012	1,525	1,589
1 Federal Home Loan Bank	5.375%	6/14/2013	1,000	1,023
1 Federal Home Loan Bank	5.125%	8/14/2013	5,200	5,255
1 Federal Home Loan Bank	4.500%	9/16/2013	7,100	6,913
1 Federal Home Loan Bank	5.250%	6/18/2014	5,875	5,987
1 Federal Home Loan Bank	5.375%	5/18/2016	1,250	1,286
1 Federal Home Loan Bank	5.625%	6/13/2016	350	362
1 Federal Home Loan Bank	5.250%	12/11/2020	2,025	2,048
1 Federal Home Loan Bank	5.500%	7/15/2036	3,000	3,160
1 Federal Home Loan Mortgage Corp.	4.625%	2/21/2008	10,000	9,943
1 Federal Home Loan Mortgage Corp.	5.750%	4/15/2008	5,350	5,407
1 Federal Home Loan Mortgage Corp.	3.875%	6/15/2008	28,600	28,089
1 Federal Home Loan Mortgage Corp.	4.625%	12/19/2008	5,000	4,969
1 Federal Home Loan Mortgage Corp.	5.250%	5/21/2009	3,600	3,631
1 Federal Home Loan Mortgage Corp.	6.625%	9/15/2009	2,875	3,009
1 Federal Home Loan Mortgage Corp.	7.000%	3/15/2010	4,500	4,796
1 Federal Home Loan Mortgage Corp.	4.125%	7/12/2010	23,214	22,629
1 Federal Home Loan Mortgage Corp.	6.875%	9/15/2010	2,691	2,883
1 Federal Home Loan Mortgage Corp.	4.750%	1/18/2011	3,350	3,329
1 Federal Home Loan Mortgage Corp.	5.875%	3/21/2011	1,350	1,392
1 Federal Home Loan Mortgage Corp.	6.000%	6/15/2011	9,700	10,133
1 Federal Home Loan Mortgage Corp.	5.750%	1/15/2012	10,000	10,381
1 Federal Home Loan Mortgage Corp.	5.125%	7/15/2012	3,600	3,634
1 Federal Home Loan Mortgage Corp.	4.500%	1/15/2013	1,350	1,319
1 Federal Home Loan Mortgage Corp.	4.000%	6/12/2013	3,325	3,128
1 Federal Home Loan Mortgage Corp.	4.500%	7/15/2013	1,900	1,852
1 Federal Home Loan Mortgage Corp.	4.875%	11/15/2013	5,300	5,272
1 Federal Home Loan Mortgage Corp.	5.000%	7/15/2014	14,650	14,698
1 Federal Home Loan Mortgage Corp.	6.750%	9/15/2029	1,000	1,216
1 Federal Home Loan Mortgage Corp.	6.750%	3/15/2031	5,489	6,713
1 Federal Home Loan Mortgage Corp.	6.250%	7/15/2032	227	264
1 Federal National Mortgage Assn	5.750%	2/15/2008	16,850	17,003
1 Federal National Mortgage Assn	6.000%	5/15/2008	13,275	13,478
1 Federal National Mortgage Assn	3.875%	7/15/2008	11,800	11,579
1 Federal National Mortgage Assn	4.500%	10/15/2008	10,000	9,916
1 Federal National Mortgage Assn	5.250%	1/15/2009	20,600	20,753
1 Federal National Mortgage Assn	4.875%	4/15/2009	750	750
1 Federal National Mortgage Assn	4.250%	5/15/2009	12,700	12,500
1 Federal National Mortgage Assn	6.375%	6/15/2009	3,775	3,914
1 Federal National Mortgage Assn	6.625%	9/15/2009	9,015	9,433
1 Federal National Mortgage Assn	7.250%	1/15/2010	5,105	5,462
1 Federal National Mortgage Assn	4.125%	5/15/2010	1,000	975
1 Federal National Mortgage Assn	4.250%	8/15/2010	8,000	7,829
1 Federal National Mortgage Assn	6.625%	11/15/2010	900	956
1 Federal National Mortgage Assn	6.250%	2/1/2011	400	418
1 Federal National Mortgage Assn	5.125%	4/15/2011	2,250	2,269
1 Federal National Mortgage Assn	6.000%	5/15/2011	5,000	5,220
1 Federal National Mortgage Assn	5.375%	11/15/2011	1,800	1,838
1 Federal National Mortgage Assn	6.125%	3/15/2012	2,875	3,037
1 Federal National Mortgage Assn	4.750%	2/21/2013	500	494
1 Federal National Mortgage Assn	4.375%	3/15/2013	1,500	1,455
1 Federal National Mortgage Assn	4.625%	5/1/2013	2,875	2,790
1 Federal National Mortgage Assn	4.625%	10/15/2013	15,650	15,349
1 Federal National Mortgage Assn	5.125%	1/2/2014	550	548
1 Federal National Mortgage Assn	5.000%	3/15/2016	2,475	2,477
1 Federal National Mortgage Assn	5.250%	9/15/2016	1,000	1,019
1 Federal National Mortgage Assn	7.125%	1/15/2030	2,100	2,656
1 Federal National Mortgage Assn	7.250%	5/15/2030	9,900	12,741
1 Federal National Mortgage Assn	6.625%	11/15/2030	1,450	1,746
Private Export Funding Corp.	7.200%	1/15/2010	2,375	2,535
State of Israel (U.S. Government Guaranteed)	5.500%	9/18/2023	450	464
State of Israel (U.S. Government Guaranteed)	5.500%	12/4/2023	350	361
State of Israel (U.S. Government Guaranteed)	5.500%	4/26/2024	225	228
1 Tennessee Valley Auth	5.375%	11/13/2008	575	580
1 Tennessee Valley Auth	5.625%	1/18/2011	4,000	4,101
1 Tennessee Valley Auth	7.125%	5/1/2030	2,075	2,602
1 Tennessee Valley Auth	4.650%	6/15/2035	850	783
1 Tennessee Valley Auth	5.375%	4/1/2056	1,575	1,605

				450,591

Mortgage-Backed Securities (32.2%)
1,2 Federal Home Loan Mortgage Corp.	4.000%	7/1/2008-1/1/2020	19,910	18,928
1,2 Federal Home Loan Mortgage Corp.	4.500%	3/1/2008-10/1/2035	67,060	64,337
1,2 Federal Home Loan Mortgage Corp.	5.000%	6/1/2007-3/1/2036	168,067	162,859
1,2 Federal Home Loan Mortgage Corp.	5.500%	1/1/2007-4/1/2036	156,188	154,581
1,2 Federal Home Loan Mortgage Corp.	6.000%	4/1/2013-10/1/2036	68,406	68,986
1,2 Federal Home Loan Mortgage Corp.	6.500%	1/1/2008-4/1/2036	26,335	26,888
1,2 Federal Home Loan Mortgage Corp.	7.000%	2/1/2011-6/1/2032	7,735	7,980
1,2 Federal Home Loan Mortgage Corp.	7.500%	10/1/2012-2/1/2032	663	685
1,2 Federal Home Loan Mortgage Corp.	8.000%	6/1/2012-11/1/2031	445	466
1,2 Federal Home Loan Mortgage Corp.	8.500%	6/1/2025-5/1/2030	208	222
1,2 Federal Home Loan Mortgage Corp.	9.000%	2/1/2025-9/1/2030	18	20
1,2 Federal Home Loan Mortgage Corp.	9.500%	2/1/2025	1	1
1,2 Federal National Mortgage Assn	4.000%	9/1/2010-6/1/2019	14,750	13,976
1,2 Federal National Mortgage Assn	4.500%	6/1/2010-9/1/2035	59,123	56,470
1,2 Federal National Mortgage Assn	5.000%	9/1/2009-10/1/2036	225,950	218,902
1,2 Federal National Mortgage Assn	5.500%	5/1/2009-7/1/2036	237,170	234,430
1,2 Federal National Mortgage Assn	6.000%	11/1/2008-10/1/2036	116,926	117,684
1,2 Federal National Mortgage Assn	6.500%	1/1/2012-10/1/2036	55,869	56,983
1,2 Federal National Mortgage Assn	7.000%	7/1/2014-7/1/2035	7,890	8,121
1,2 Federal National Mortgage Assn	7.500%	11/1/2011-10/1/2031	1,487	1,535
1,2 Federal National Mortgage Assn	8.000%	12/1/2029-6/1/2031	210	221
1,2 Federal National Mortgage Assn	8.500%	4/1/2030-4/1/2031	87	93
1,2 Federal National Mortgage Assn	9.000%	8/1/2030	6	6
1,2 Federal National Mortgage Assn	9.500%	11/1/2025	8	9
2 Government National Mortgage Assn	4.000%	9/15/2018	165	156
2 Government National Mortgage Assn	4.500%	8/15/2018-1/15/2036	4,623	4,422
2 Government National Mortgage Assn	5.000%	2/15/2018-10/1/2036	36,632	35,650
2 Government National Mortgage Assn	5.500%	2/15/2017-9/20/2036	58,350	57,970
2 Government National Mortgage Assn	6.000%	9/15/2013-10/1/2036	38,561	39,012
2 Government National Mortgage Assn	6.500%	5/15/2013-8/20/2036	16,463	16,899
2 Government National Mortgage Assn	7.000%	10/15/2010-8/20/2036	3,977	4,116
2 Government National Mortgage Assn	7.500%	5/15/2023-10/15/2031	493	512
2 Government National Mortgage Assn	8.000%	7/15/2025-11/15/2030	589	622
2 Government National Mortgage Assn	8.500%	12/15/2024-7/15/2030	30	33
2 Government National Mortgage Assn	9.000%	5/15/2025-9/15/2030	20	21
2 Government National Mortgage Assn	9.500%	11/15/2017	16	17

				1,373,813

Total U.S. Government and Agency Obligations
(Cost $2,843,935)				2,840,645

Corporate Bonds (29.3%)

Asset-Backed/Commercial Mortgage-Backed Securities (9.6%)
2,3 American Express Credit Account Master Trust	5.440%	9/15/2010	14,500	14,532
2,3 American Express Credit Account Master Trust	5.440%	10/15/2010	14,531	14,562
2,3 American Express Credit Account Master Trust	5.510%	11/15/2010	9,000	9,038
2,3 Bank One Issuance Trust	5.360%	10/15/2009	1,600	1,600
2,3 Bank One Issuance Trust	5.440%	1/15/2010	20,000	20,014
2 Bank One Issuance Trust	3.590%	5/17/2010	3,000	2,956
2,3 Bank One Issuance Trust	5.450%	6/15/2010	14,000	14,021
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.625%	3/11/2039	8,000	8,082
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.405%	12/11/2040	4,625	4,624
2 Capital One Master Trust	4.600%	8/17/2009	4,300	4,299
2,3 Capital One Master Trust	5.530%	12/15/2010	24,000	24,103
2,3 Capital One Master Trust	5.530%	11/15/2011	14,000	14,124
2,3 Capital One Multi-Asset Execution Trust	5.600%	7/15/2010	3,000	3,009
2,3 Chase Credit Card Master Trust	5.430%	6/15/2009	5,000	5,003
2,3 Chase Credit Card Master Trust	5.450%	2/15/2010	11,500	11,518
2,3 Chase Issuance Trust	5.340%	12/15/2010	24,000	24,020
2 Chase Issuance Trust	4.650%	12/17/2012	1,300	1,286
2 Chase Manhattan Auto Owner Trust	2.570%	2/16/2010	2,795	2,741
2 Citibank Credit Card Issuance Trust	6.875%	11/16/2009	3,500	3,562
2 Citibank Credit Card Master Trust	5.875%	3/10/2011	1,750	1,784
2,4 Citicorp Lease Pass-Through Trust	8.040%	12/15/2019	225	265
2 Countrywide Home Loans	4.048%	5/25/2033	433	425
2 Credit Suisse First Boston Mortgage Securities Corp.	5.100%	8/15/2038	6,200	6,084
2 Credit Suisse Mortgage Capital Cerificate	5.609%	2/15/2039	10,000	10,116
2 DaimlerChrysler Auto Trust	5.330%	8/8/2010	3,300	3,312
2,3 DaimlerChrysler Master Owner Trust	5.355%	1/15/2009	4,000	4,001
2,3 Discover Card Master Trust I	5.440%	11/17/2009	5,500	5,504
2,3 Discover Card Master Trust I	5.360%	4/16/2010	17,000	17,023
2,3 Discover Card Master Trust I	5.350%	5/15/2010	15,000	15,011
2,3 Fleet Credit Card Master Trust II	5.470%	4/15/2010	33,500	33,560
2 Ford Credit Auto Owner Trust	4.300%	8/15/2009	600	595
2,3 GE Capital Credit Card Master Note Trust	5.380%	6/15/2010	8,840	8,844
2,3 GE Capital Credit Card Master Note Trust	5.370%	9/15/2010	5,500	5,506
2 GE Capital Credit Card Master Note Trust	5.080%	9/15/2012	6,600	6,628
2,3 Gracechurch Card Funding PLC	5.360%	2/17/2009	3,000	3,001
2,3 Gracechurch Card Funding PLC	5.350%	11/16/2009	4,000	4,005
2,3 Gracechurch Card Funding PLC	5.340%	6/15/2010	20,000	20,039
2,3 Gracechurch Card Funding PLC	5.340%	9/15/2010	13,000	13,023
2 Harley-Davidson Motorcycle Trust	4.500%	1/15/2010	463	462
2 Honda Auto Receivables Owner Trust	2.770%	11/21/2008	1,654	1,633
2 Honda Auto Receivables Owner Trust	4.610%	8/17/2009	2,100	2,087
2 Honda Auto Receivables Owner Trust	5.300%	7/21/2010	4,050	4,072
2 LB-UBS Commercial Mortgage Trust	5.197%	11/15/2030	1,800	1,782
2 MBNA Credit Card Master Note Trust	4.950%	6/15/2009	1,300	1,299
2,3 MBNA Credit Card Master Note Trust	5.330%	12/15/2010	19,459	19,474
2 MBNA Credit Card Master Note Trust	4.300%	2/15/2011	950	938
2,3 MBNA Credit Card Master Note Trust	5.460%	2/15/2011	19,000	19,065
2 MBNA Master Credit Card Trust	7.000%	2/15/2012	800	845
2 Morgan Stanley Capital I	5.230%	9/15/2042	1,675	1,658
2 Nissan Auto Receivables Owner Trust	2.050%	3/16/2009	533	526
2 Nissan Auto Receivables Owner Trust	4.190%	7/15/2009	775	767
2 PG&E Energy Recovery Funding LLC	4.140%	9/25/2012	350	339
2 PG&E Energy Recovery Funding LLC	5.030%	3/25/2014	750	752
2 PSE&G Transition Funding LLC	6.890%	12/15/2017	200	224
2 Salomon Brothers Mortgage Securities VII	4.120%	9/25/2033	1,024	1,014
2 USAA Auto Owner Trust	4.550%	2/16/2010	1,400	1,391
2 USAA Auto Owner Trust	5.360%	2/15/2011	4,600	4,630
2 Volkswagen Auto Loan Enhanced Trust	4.800%	7/20/2009	1,350	1,345
2 Wachovia Auto Owner Trust	4.790%	4/20/2010	2,800	2,788
2 Wachovia Auto Owner Trust	3.440%	3/21/2011	250	246
2 World Omni Auto Receivables Trust	3.540%	6/12/2009	1,101	1,091

				410,248

Finance (8.6%)
Banking (3.7%)
Abbey National PLC	7.950%	10/26/2029	1,250	1,571
AmSouth Bank NA	5.200%	4/1/2015	775	757
BAC Capital Trust XI	6.625%	5/23/2036	1,700	1,793
Banc One Corp.	7.625%	10/15/2026	175	209
Bank of America Corp.	3.250%	8/15/2008	400	386
Bank of America Corp.	3.375%	2/17/2009	450	434
Bank of America Corp.	4.250%	10/1/2010	650	631
Bank of America Corp.	4.375%	12/1/2010	550	533
Bank of America Corp.	7.400%	1/15/2011	175	189
Bank of America Corp.	6.250%	4/15/2012	900	943
Bank of America Corp.	4.750%	8/15/2013	325	314
Bank of America Corp.	5.375%	6/15/2014	1,025	1,028
Bank of America Corp.	4.750%	8/1/2015	675	647
Bank of America Corp.	5.250%	12/1/2015	975	960
Bank of America Corp.	5.750%	8/15/2016	150	153
Bank of America Corp.	5.625%	3/8/2035	2,025	1,866
Bank of New York Co., Inc.	3.750%	2/15/2008	500	490
Bank of New York Co., Inc.	4.950%	1/14/2011	350	347
Bank of New York Co., Inc.	4.950%	3/15/2015	1,350	1,308
Bank of Tokyo-Mitsubishi	8.400%	4/15/2010	500	549
Bank One Corp.	2.625%	6/30/2008	100	96
Bank One Corp.	6.000%	2/17/2009	795	809
Bank One Corp.	7.875%	8/1/2010	2,200	2,398
Bank One Corp.	5.250%	1/30/2013	225	223
BankAmerica Capital II	8.000%	12/15/2026	900	938
BankAmerica Corp.	6.625%	10/15/2007	3,100	3,145
BankAmerica Corp.	5.875%	2/15/2009	675	687
Barclays Bank PLC	6.278%	12/29/2049	375	356
BB&T Corp.	6.500%	8/1/2011	100	105
BB&T Corp.	4.750%	10/1/2012	675	656
BB&T Corp.	5.200%	12/23/2015	725	713
BB&T Corp.	5.625%	9/15/2016	700	709
BB&T Corp.	5.250%	11/1/2019	650	631
BB&T Corp.	6.750%	6/7/2036	1,025	1,098
Charter One Bank N.A	5.500%	4/26/2011	1,000	1,012
Citicorp	6.375%	11/15/2008	1,675	1,715
Citicorp Capital II	8.015%	2/15/2027	175	183
Citigroup, Inc.	3.500%	2/1/2008	1,500	1,467
Citigroup, Inc.	6.500%	2/15/2008	2,800	2,848
Citigroup, Inc.	3.625%	2/9/2009	1,600	1,547
Citigroup, Inc.	4.250%	7/29/2009	275	269
Citigroup, Inc.	4.625%	8/3/2010	200	197
Citigroup, Inc.	6.500%	1/18/2011	450	473
Citigroup, Inc.	5.100%	9/29/2011	2,425	2,416
Citigroup, Inc.	6.000%	2/21/2012	325	337
Citigroup, Inc.	5.625%	8/27/2012	1,750	1,783
Citigroup, Inc.	5.125%	5/5/2014	675	668
Citigroup, Inc.	5.000%	9/15/2014	2,779	2,710
Citigroup, Inc.	4.875%	5/7/2015	200	192
Citigroup, Inc.	4.700%	5/29/2015	275	263
Citigroup, Inc.	5.300%	1/7/2016	175	174
Citigroup, Inc.	5.850%	8/2/2016	150	155
Citigroup, Inc.	6.625%	6/15/2032	500	550
Citigroup, Inc.	5.875%	2/22/2033	2,475	2,477
Citigroup, Inc.	6.000%	10/31/2033	350	355
Citigroup, Inc.	5.850%	12/11/2034	400	405
Citigroup, Inc.	6.125%	8/25/2036	425	437
Colonial Bank NA	6.375%	12/1/2015	125	127
Compass Bank	5.900%	4/1/2026	225	222
Credit Suisse First Boston USA, Inc.	4.625%	1/15/2008	450	447
Credit Suisse First Boston USA, Inc.	4.875%	8/15/2010	2,400	2,373
Credit Suisse First Boston USA, Inc.	5.250%	3/2/2011	900	895
Credit Suisse First Boston USA, Inc.	6.125%	11/15/2011	350	363
Credit Suisse First Boston USA, Inc.	6.500%	1/15/2012	1,250	1,316
Credit Suisse First Boston USA, Inc.	5.500%	8/15/2013	175	176
Credit Suisse First Boston USA, Inc.	4.875%	1/15/2015	2,125	2,046
Credit Suisse First Boston USA, Inc.	5.125%	8/15/2015	450	440
Credit Suisse First Boston USA, Inc.	5.375%	3/2/2016	775	769
Credit Suisse First Boston USA, Inc.	7.125%	7/15/2032	175	203
Deutsche Bank Financial LLC	5.375%	3/2/2015	500	497
Fifth Third Bank	3.375%	8/15/2008	200	194
Fifth Third Bank	4.200%	2/23/2010	1,225	1,189
Fifth Third Bank	4.750%	2/1/2015	675	643
First Tennessee Bank	5.050%	1/15/2015	125	120
First Union Institutional Capital I	8.040%	12/1/2026	175	182
FirstStar Bank	7.125%	12/1/2009	275	291
Fleet Capital Trust II	7.920%	12/11/2026	725	755
HSBC Bank PLC	6.950%	3/15/2011	350	373
HSBC Bank USA	4.625%	4/1/2014	1,275	1,216
HSBC Bank USA	5.875%	11/1/2034	175	174
HSBC Bank USA	5.625%	8/15/2035	1,400	1,343
HSBC Holdings PLC	7.500%	7/15/2009	1,300	1,379
HSBC Holdings PLC	5.250%	12/12/2012	625	626
HSBC Holdings PLC	7.350%	11/27/2032	125	147
J.P. Morgan, Inc.	6.700%	11/1/2007	725	735
J.P. Morgan, Inc.	6.000%	1/15/2009	1,125	1,144
JPM Capital Trust	6.550%	9/29/2036	650	657
JPM Capital Trust II	7.950%	2/1/2027	275	287
JPMorgan Capital Trust	5.875%	3/15/2035	1,525	1,459
JPMorgan Chase & Co.	3.700%	1/15/2008	1,750	1,717
JPMorgan Chase & Co.	4.000%	2/1/2008	340	335
JPMorgan Chase & Co.	3.625%	5/1/2008	335	327
JPMorgan Chase & Co.	3.500%	3/15/2009	1,300	1,252
JPMorgan Chase & Co.	6.750%	2/1/2011	1,000	1,058
JPMorgan Chase & Co.	5.600%	6/1/2011	875	889
JPMorgan Chase & Co.	6.625%	3/15/2012	350	371
JPMorgan Chase & Co.	5.750%	1/2/2013	350	355
JPMorgan Chase & Co.	4.875%	3/15/2014	620	599
JPMorgan Chase & Co.	5.125%	9/15/2014	295	289
JPMorgan Chase & Co.	5.250%	5/1/2015	1,925	1,887
JPMorgan Chase & Co.	5.150%	10/1/2015	1,975	1,923
JPMorgan Chase & Co.	5.850%	8/1/2035	100	95
Key Bank NA	4.412%	3/18/2008	625	617
Key Bank NA	7.000%	2/1/2011	300	320
Key Bank NA	4.950%	9/15/2015	800	768
Marshall & Ilsley Bank	4.850%	6/16/2015	450	431
Marshall & Ilsley Corp.	4.375%	8/1/2009	900	883
MBNA America Bank NA	5.375%	1/15/2008	550	551
MBNA America Bank NA	4.625%	8/3/2009	50	49
MBNA Corp.	6.125%	3/1/2013	550	573
MBNA Corp.	5.000%	6/15/2015	625	608
Mellon Capital II	7.995%	1/15/2027	1,125	1,173
Mellon Funding Corp.	3.250%	4/1/2009	225	215
Mellon Funding Corp.	5.000%	12/1/2014	350	340
National City Bank	4.150%	8/1/2009	275	268
National City Bank	4.500%	3/15/2010	650	635
National City Corp.	3.200%	4/1/2008	775	752
National City Corp.	6.875%	5/15/2019	550	608
NationsBank Corp.	6.375%	2/15/2008	900	913
NationsBank Corp.	6.800%	3/15/2028	900	1,002
PNC Bank NA	4.875%	9/21/2017	1,300	1,231
PNC Funding Corp.	5.250%	11/15/2015	675	664
Regions Financial Corp.	7.750%	3/1/2011	1,175	1,287
Regions Financial Corp.	6.375%	5/15/2012	1,625	1,708
Royal Bank of Canada	4.125%	1/26/2010	1,025	996
Royal Bank of Canada	5.650%	7/20/2011	375	383
Royal Bank of Scotland Group PLC	5.000%	11/12/2013	625	613
Royal Bank of Scotland Group PLC	5.050%	1/8/2015	1,800	1,762
2 Royal Bank of Scotland Group PLC	7.648%	8/29/2049	2,375	2,769
Santander Central Hispano Issuances	7.625%	9/14/2010	1,475	1,599
Santander Finance Issuances	6.375%	2/15/2011	475	493
Sanwa Bank Ltd.	8.350%	7/15/2009	1,175	1,267
Sanwa Bank Ltd.	7.400%	6/15/2011	1,275	1,380
Southtrust Corp.	5.800%	6/15/2014	225	230
4 Sovereign Bancorp, Inc.	4.800%	9/1/2010	1,100	1,075
State Street Capital Trust	5.300%	1/15/2016	275	274
Sumitomo Bank International Finance NV	8.500%	6/15/2009	925	999
Sumitomo Mitsui Banking Corp.	8.000%	6/15/2012	1,565	1,756
SunTrust Banks, Inc.	4.250%	10/15/2009	1,000	977
SunTrust Banks, Inc.	6.375%	4/1/2011	200	209
SunTrust Banks, Inc.	6.000%	2/15/2026	1,075	1,095
Swiss Bank Corp.	7.000%	10/15/2015	675	755
Swiss Bank Corp.	7.375%	6/15/2017	175	202
Synovus Financial Corp.	5.125%	6/15/2017	600	576
UFJ Finance Aruba AEC	6.750%	7/15/2013	1,350	1,446
Union Bank of California NA	5.950%	5/11/2016	550	565
UnionBanCal Corp.	5.250%	12/16/2013	125	123
US Bancorp	3.125%	3/15/2008	625	608
US Bank NA	4.125%	3/17/2008	625	616
US Bank NA	6.375%	8/1/2011	1,275	1,342
US Bank NA	6.300%	2/4/2014	2,000	2,134
US Bank NA	4.950%	10/30/2014	575	562
Wachovia Bank NA	4.375%	8/15/2008	500	492
Wachovia Bank NA	4.875%	2/1/2015	4,000	3,851
Wachovia Bank NA	5.000%	8/15/2015	175	169
Wachovia Corp.	3.500%	8/15/2008	500	485
Wachovia Corp.	3.625%	2/17/2009	225	218
Wachovia Corp.	4.375%	6/1/2010	1,500	1,464
Wachovia Corp.	7.800%	8/18/2010	400	436
Wachovia Corp.	5.350%	3/15/2011	600	605
Wachovia Corp.	4.875%	2/15/2014	425	411
4 Wachovia Corp.	8.000%	12/15/2026	775	807
Wachovia Corp.	7.500%	4/15/2035	100	120
Wachovia Corp.	6.550%	10/15/2035	100	108
Washington Mutual Bank	6.875%	6/15/2011	2,700	2,862
Washington Mutual Bank	5.500%	1/15/2013	925	923
Washington Mutual Bank	5.125%	1/15/2015	1,175	1,136
Washington Mutual Capital I	8.375%	6/1/2027	225	236
Washington Mutual, Inc.	4.000%	1/15/2009	500	487
Washington Mutual, Inc.	4.200%	1/15/2010	50	49
Washington Mutual, Inc.	5.000%	3/22/2012	350	343
Washington Mutual, Inc.	5.250%	9/15/2017	125	120
Wells Fargo & Co.	4.125%	3/10/2008	1,775	1,749
Wells Fargo & Co.	3.125%	4/1/2009	855	816
Wells Fargo & Co.	4.200%	1/15/2010	3,695	3,593
Wells Fargo & Co.	4.625%	8/9/2010	500	491
Wells Fargo & Co.	4.875%	1/12/2011	450	445
Wells Fargo & Co.	5.300%	8/26/2011	300	302
Wells Fargo & Co.	5.125%	9/1/2012	650	645
Wells Fargo & Co.	4.950%	10/16/2013	550	538
Wells Fargo & Co.	5.000%	11/15/2014	1,025	998
Wells Fargo & Co.	5.375%	2/7/2035	750	714
Wells Fargo Bank NA	6.450%	2/1/2011	775	812
Wells Fargo Bank NA	4.750%	2/9/2015	450	431
Wells Fargo Bank NA	5.750%	5/16/2016	450	462
Wells Fargo Bank NA	5.950%	8/26/2036	300	307
World Savings Bank, FSB	4.125%	3/10/2008	1,525	1,502
World Savings Bank, FSB	4.125%	12/15/2009	350	339
Zions Bancorp	5.500%	11/16/2015	850	839
Brokerage (1.5%)
Ameriprise Financial Inc.	5.350%	11/15/2010	300	300
Ameriprise Financial Inc.	5.650%	11/15/2015	875	882
Amvescap PLC	5.375%	2/27/2013	25	25
Bear Stearns Co., Inc.	4.000%	1/31/2008	2,000	1,969
Bear Stearns Co., Inc.	2.875%	7/2/2008	100	96
Bear Stearns Co., Inc.	4.550%	6/23/2010	675	660
Bear Stearns Co., Inc.	5.500%	8/15/2011	200	201
Bear Stearns Co., Inc.	5.700%	11/15/2014	1,450	1,472
Bear Stearns Co., Inc.	5.300%	10/30/2015	400	394
Goldman Sachs Group, Inc.	4.125%	1/15/2008	500	493
Goldman Sachs Group, Inc.	3.875%	1/15/2009	1,435	1,397
Goldman Sachs Group, Inc.	4.500%	6/15/2010	2,385	2,326
Goldman Sachs Group, Inc.	6.600%	1/15/2012	350	370
Goldman Sachs Group, Inc.	5.700%	9/1/2012	450	456
Goldman Sachs Group, Inc.	5.250%	4/1/2013	1,425	1,412
Goldman Sachs Group, Inc.	4.750%	7/15/2013	275	264
Goldman Sachs Group, Inc.	5.150%	1/15/2014	2,525	2,473
Goldman Sachs Group, Inc.	5.000%	10/1/2014	2,750	2,652
Goldman Sachs Group, Inc.	5.500%	11/15/2014	2,025	2,023
Goldman Sachs Group, Inc.	5.125%	1/15/2015	225	218
Goldman Sachs Group, Inc.	5.350%	1/15/2016	850	833
Goldman Sachs Group, Inc.	5.750%	10/1/2016	375	377
Goldman Sachs Group, Inc.	6.125%	2/15/2033	350	350
Goldman Sachs Group, Inc.	6.345%	2/15/2034	1,150	1,148
Goldman Sachs Group, Inc.	6.450%	5/1/2036	2,375	2,433
Janus Capital Group	5.875%	9/15/2011	400	403
Jefferies Group Inc.	6.250%	1/15/2036	925	897
Lehman Brothers Holdings, Inc.	4.000%	1/22/2008	725	715
Lehman Brothers Holdings, Inc.	7.000%	2/1/2008	775	792
Lehman Brothers Holdings, Inc.	3.500%	8/7/2008	175	170
Lehman Brothers Holdings, Inc.	3.600%	3/13/2009	850	821
Lehman Brothers Holdings, Inc.	3.950%	11/10/2009	675	652
Lehman Brothers Holdings, Inc.	4.250%	1/27/2010	550	534
Lehman Brothers Holdings, Inc.	4.500%	7/26/2010	400	390
Lehman Brothers Holdings, Inc.	4.375%	11/30/2010	500	483
Lehman Brothers Holdings, Inc.	5.000%	1/14/2011	500	494
Lehman Brothers Holdings, Inc.	6.625%	1/18/2012	2,000	2,117
Lehman Brothers Holdings, Inc.	5.750%	5/17/2013	1,650	1,679
Lehman Brothers Holdings, Inc.	5.500%	4/4/2016	950	945
Merrill Lynch & Co., Inc.	4.000%	11/15/2007	285	280
Merrill Lynch & Co., Inc.	4.125%	1/15/2009	275	269
Merrill Lynch & Co., Inc.	6.000%	2/17/2009	1,125	1,146
Merrill Lynch & Co., Inc.	4.250%	2/8/2010	725	705
Merrill Lynch & Co., Inc.	4.790%	8/4/2010	2,475	2,437
Merrill Lynch & Co., Inc.	5.770%	7/25/2011	1,650	1,682
Merrill Lynch & Co., Inc.	5.000%	2/3/2014	500	488
Merrill Lynch & Co., Inc.	5.450%	7/15/2014	100	100
Merrill Lynch & Co., Inc.	5.000%	1/15/2015	2,175	2,112
Merrill Lynch & Co., Inc.	6.050%	5/16/2016	650	671
Merrill Lynch & Co., Inc.	6.875%	11/15/2018	1,350	1,496
Merrill Lynch & Co., Inc.	6.220%	9/15/2026	1,100	1,127
Morgan Stanley Dean Witter	3.625%	4/1/2008	900	880
Morgan Stanley Dean Witter	3.875%	1/15/2009	1,175	1,143
Morgan Stanley Dean Witter	4.000%	1/15/2010	4,075	3,931
Morgan Stanley Dean Witter	4.250%	5/15/2010	675	653
Morgan Stanley Dean Witter	5.050%	1/21/2011	575	571
Morgan Stanley Dean Witter	6.750%	4/15/2011	175	185
Morgan Stanley Dean Witter	5.625%	1/9/2012	450	455
Morgan Stanley Dean Witter	4.750%	4/1/2014	3,750	3,573
Morgan Stanley Dean Witter	6.250%	8/9/2026	500	516
Morgan Stanley Dean Witter	7.250%	4/1/2032	1,200	1,411
Finance Companies (1.9%)
American Express Centurion Bank	4.375%	7/30/2009	775	761
American Express Co.	3.750%	11/20/2007	975	959
American Express Co.	4.750%	6/17/2009	175	174
American Express Co.	5.250%	9/12/2011	500	501
American Express Co.	5.500%	9/12/2016	500	502
American Express Co.	6.800%	9/1/2066	700	740
American Express Credit Corp.	3.000%	5/16/2008	50	48
American Express Credit Corp.	5.000%	12/2/2010	225	224
American General Finance Corp.	3.875%	10/1/2009	325	313
American General Finance Corp.	4.875%	5/15/2010	350	345
American General Finance Corp.	5.625%	8/17/2011	725	733
American General Finance Corp.	4.875%	7/15/2012	1,050	1,023
American General Finance Corp.	5.850%	6/1/2013	1,925	1,968
American General Finance Corp.	5.750%	9/15/2016	1,200	1,213
Capital One Bank	4.875%	5/15/2008	1,225	1,216
Capital One Bank	5.750%	9/15/2010	350	353
Capital One Capital III	7.686%	8/15/2036	600	636
Capital One Financial	5.700%	9/15/2011	400	404
Capital One Financial	4.800%	2/21/2012	175	169
Capital One Financial	5.500%	6/1/2015	425	418
Capital One Financial	6.150%	9/1/2016	75	76
Capital One Financial	5.250%	2/21/2017	1,150	1,097
CIT Group Co. of Canada	4.650%	7/1/2010	800	783
CIT Group Co. of Canada	5.200%	6/1/2015	675	656
CIT Group, Inc.	3.650%	11/23/2007	100	98
CIT Group, Inc.	5.000%	11/24/2008	450	448
CIT Group, Inc.	4.250%	2/1/2010	600	581
CIT Group, Inc.	5.200%	11/3/2010	450	448
CIT Group, Inc.	4.750%	12/15/2010	400	391
CIT Group, Inc.	5.600%	4/27/2011	175	176
CIT Group, Inc.	7.750%	4/2/2012	800	886
CIT Group, Inc.	5.400%	3/7/2013	100	99
CIT Group, Inc.	5.125%	9/30/2014	1,400	1,356
CIT Group, Inc.	5.000%	2/1/2015	275	264
CIT Group, Inc.	5.400%	1/30/2016	100	98
CIT Group, Inc.	5.850%	9/15/2016	800	808
CIT Group, Inc.	6.000%	4/1/2036	750	729
Countrywide Financial Corp.	6.250%	5/15/2016	75	76
Countrywide Home Loan	3.250%	5/21/2008	100	97
Countrywide Home Loan	6.250%	4/15/2009	1,000	1,023
Countrywide Home Loan	4.125%	9/15/2009	1,700	1,647
Countrywide Home Loan	4.000%	3/22/2011	1,425	1,345
General Electric Capital Corp.	4.250%	1/15/2008	775	767
General Electric Capital Corp.	3.500%	5/1/2008	500	488
General Electric Capital Corp.	3.600%	10/15/2008	440	427
General Electric Capital Corp.	3.125%	4/1/2009	175	167
General Electric Capital Corp.	3.250%	6/15/2009	3,050	2,913
General Electric Capital Corp.	4.125%	9/1/2009	1,400	1,366
General Electric Capital Corp.	7.375%	1/19/2010	1,575	1,682
General Electric Capital Corp.	4.875%	10/21/2010	1,250	1,241
General Electric Capital Corp.	6.125%	2/22/2011	2,425	2,517
General Electric Capital Corp.	5.500%	4/28/2011	1,450	1,470
General Electric Capital Corp.	4.375%	3/3/2012	1,050	1,011
General Electric Capital Corp.	4.250%	6/15/2012	1,675	1,599
General Electric Capital Corp.	6.000%	6/15/2012	1,375	1,429
General Electric Capital Corp.	5.450%	1/15/2013	550	557
General Electric Capital Corp.	5.650%	6/9/2014	625	643
General Electric Capital Corp.	4.750%	9/15/2014	2,100	2,027
General Electric Capital Corp.	5.000%	1/8/2016	850	832
General Electric Capital Corp.	6.750%	3/15/2032	2,150	2,468
HSBC Finance Capital Trust IX	5.911%	11/30/2035	100	100
HSBC Finance Corp.	4.625%	1/15/2008	1,550	1,539
HSBC Finance Corp.	4.125%	3/11/2008	525	517
HSBC Finance Corp.	4.125%	12/15/2008	2,750	2,693
HSBC Finance Corp.	5.875%	2/1/2009	250	254
HSBC Finance Corp.	4.750%	5/15/2009	775	768
HSBC Finance Corp.	4.125%	11/16/2009	1,050	1,020
HSBC Finance Corp.	4.625%	9/15/2010	1,025	1,002
HSBC Finance Corp.	5.250%	1/14/2011	1,600	1,600
HSBC Finance Corp.	5.700%	6/1/2011	2,350	2,393
HSBC Finance Corp.	6.375%	10/15/2011	350	367
HSBC Finance Corp.	7.000%	5/15/2012	1,375	1,484
HSBC Finance Corp.	6.375%	11/27/2012	750	790
HSBC Finance Corp.	4.750%	7/15/2013	1,075	1,038
HSBC Finance Corp.	5.250%	4/15/2015	175	172
HSBC Finance Corp.	5.000%	6/30/2015	1,100	1,063
HSBC Finance Corp.	5.500%	1/19/2016	500	500
International Lease Finance Corp.	4.500%	5/1/2008	450	445
International Lease Finance Corp.	6.375%	3/15/2009	450	462
International Lease Finance Corp.	3.500%	4/1/2009	150	144
International Lease Finance Corp.	5.125%	11/1/2010	1,025	1,018
International Lease Finance Corp.	5.450%	3/24/2011	475	477
International Lease Finance Corp.	5.750%	6/15/2011	1,625	1,653
International Lease Finance Corp.	5.000%	9/15/2012	500	489
International Lease Finance Corp.	5.625%	9/20/2013	100	101
iStar Financial Inc.	6.000%	12/15/2010	250	254
iStar Financial Inc.	5.800%	3/15/2011	50	50
iStar Financial Inc.	5.650%	9/15/2011	425	425
iStar Financial Inc.	5.150%	3/1/2012	1,125	1,095
4 iStar Financial Inc.	5.950%	10/15/2013	200	201
iStar Financial Inc.	5.875%	3/15/2016	325	323
Residential Capital Corp.	6.125%	11/21/2008	1,825	1,833
Residential Capital Corp.	6.375%	6/30/2010	625	634
Residential Capital Corp.	6.000%	2/22/2011	1,100	1,101
Residential Capital Corp.	6.500%	4/17/2013	1,570	1,599
SLM Corp.	3.625%	3/17/2008	720	704
SLM Corp.	4.500%	7/26/2010	450	438
SLM Corp.	5.050%	11/14/2014	750	726
SLM Corp.	5.625%	8/1/2033	1,075	1,040
Wells Fargo Financial	5.500%	8/1/2012	675	686
Insurance (1.0%)
ACE Capital Trust II	9.700%	4/1/2030	225	299
AEGON Funding Corp.	5.750%	12/15/2020	100	101
AEGON NV	4.750%	6/1/2013	500	482
Aetna, Inc.	7.875%	3/1/2011	150	165
Aetna, Inc.	5.750%	6/15/2011	300	305
Aetna, Inc.	6.000%	6/15/2016	525	540
Aetna, Inc.	6.625%	6/15/2036	725	765
Allstate Corp.	7.200%	12/1/2009	1,100	1,164
Allstate Corp.	5.000%	8/15/2014	450	438
Allstate Corp.	6.125%	12/15/2032	550	562
Allstate Corp.	5.550%	5/9/2035	650	615
Allstate Life Global Funding	4.500%	5/29/2009	300	296
Ambac, Inc.	5.950%	12/5/2035	1,050	1,049
American General Capital II	8.500%	7/1/2030	100	129
American International Group, Inc.	2.875%	5/15/2008	275	265
American International Group, Inc.	4.700%	10/1/2010	1,550	1,524
American International Group, Inc.	5.050%	10/1/2015	625	609
Arch Capital Group Ltd.	7.350%	5/1/2034	275	300
Aspen Insurance Holdings Ltd.	6.000%	8/15/2014	225	218
Assurant, Inc.	5.625%	2/15/2014	100	100
Assurant, Inc.	6.750%	2/15/2034	350	371
AXA Financial, Inc.	7.750%	8/1/2010	325	353
AXA SA	8.600%	12/15/2030	775	989
Axis Capital Holdings	5.750%	12/1/2014	175	172
CIGNA Corp.	7.875%	5/15/2027	150	174
Cincinnati Financial Corp.	6.125%	11/1/2034	375	379
CNA Financial Corp.	6.000%	8/15/2011	950	964
CNA Financial Corp.	5.850%	12/15/2014	925	918
CNA Financial Corp.	6.500%	8/15/2016	925	949
Commerce Group, Inc.	5.950%	12/9/2013	125	125
Fidelity National Financial, Inc.	7.300%	8/15/2011	400	420
Fund American Cos., Inc.	5.875%	5/15/2013	250	248
GE Global Insurance Holdings Corp.	7.000%	2/15/2026	475	524
GE Global Insurance Holdings Corp.	7.750%	6/15/2030	350	419
Genworth Financial, Inc.	4.750%	6/15/2009	375	371
Genworth Financial, Inc.	5.750%	6/15/2014	175	178
Genworth Financial, Inc.	4.950%	10/1/2015	100	96
Genworth Financial, Inc.	6.500%	6/15/2034	375	404
Hartford Financial Services Group, Inc.	5.250%	10/15/2011	625	624
Hartford Financial Services Group, Inc.	4.625%	7/15/2013	300	286
Hartford Financial Services Group, Inc.	5.500%	10/15/2016	250	249
Hartford Financial Services Group, Inc.	5.950%	10/15/2036	400	397
Hartford Life, Inc.	7.375%	3/1/2031	550	661
Humana Inc.	6.450%	6/1/2016	700	725
2 ING Capital Funding Trust III	5.775%	12/8/2049	750	739
ING USA Global	4.500%	10/1/2010	1,550	1,511
Lincoln National Corp.	6.150%	4/7/2036	825	840
Loews Corp.	6.000%	2/1/2035	175	169
Marsh & McLennan Cos., Inc.	5.150%	9/15/2010	125	123
Marsh & McLennan Cos., Inc.	6.250%	3/15/2012	925	948
Marsh & McLennan Cos., Inc.	5.750%	9/15/2015	100	98
MetLife, Inc.	5.375%	12/15/2012	350	351
MetLife, Inc.	5.000%	11/24/2013	225	220
MetLife, Inc.	5.500%	6/15/2014	100	100
MetLife, Inc.	5.000%	6/15/2015	175	169
MetLife, Inc.	6.500%	12/15/2032	250	269
MetLife, Inc.	6.375%	6/15/2034	800	847
MetLife, Inc.	5.700%	6/15/2035	300	290
Principal Life Income Funding	5.125%	3/1/2011	600	597
Principal Life Income Funding	5.100%	4/15/2014	350	345
Progressive Corp.	6.625%	3/1/2029	575	633
Protective Life Secured Trust	3.700%	11/24/2008	875	848
Prudential Financial, Inc.	3.750%	5/1/2008	1,050	1,026
Prudential Financial, Inc.	4.500%	7/15/2013	225	214
Prudential Financial, Inc.	4.750%	4/1/2014	450	431
Prudential Financial, Inc.	5.500%	3/15/2016	450	450
Prudential Financial, Inc.	5.750%	7/15/2033	450	443
Prudential Financial, Inc.	5.400%	6/13/2035	100	93
Prudential Financial, Inc.	5.900%	3/17/2036	300	301
Safeco Corp.	4.875%	2/1/2010	250	247
St. Paul Travelers Cos., Inc.	5.500%	12/1/2015	350	348
St. Paul Travelers Cos., Inc.	6.250%	6/20/2016	250	262
Torchmark Corp.	6.375%	6/15/2016	500	519
Travelers Property Casualty Corp.	3.750%	3/15/2008	325	318
Travelers Property Casualty Corp.	6.375%	3/15/2033	175	181
UnitedHealth Group, Inc.	4.125%	8/15/2009	1,075	1,044
UnitedHealth Group, Inc.	5.000%	8/15/2014	250	242
UnitedHealth Group, Inc.	4.875%	3/15/2015	175	168
UnitedHealth Group, Inc.	5.375%	3/15/2016	425	420
UnitedHealth Group, Inc.	5.800%	3/15/2036	200	196
WellPoint Inc.	3.750%	12/14/2007	175	172
WellPoint Inc.	4.250%	12/15/2009	125	121
WellPoint Inc.	5.000%	1/15/2011	1,075	1,061
WellPoint Inc.	6.375%	1/15/2012	275	287
WellPoint Inc.	5.000%	12/15/2014	575	555
WellPoint Inc.	5.250%	1/15/2016	100	98
WellPoint Inc.	5.950%	12/15/2034	500	491
WellPoint Inc.	5.850%	1/15/2036	150	145
Willis North America Inc.	5.625%	7/15/2015	500	479
XL Capital Ltd.	5.250%	9/15/2014	400	388
XL Capital Ltd.	6.375%	11/15/2024	125	126
Real Estate Investment Trusts (0.4%)
Archstone-Smith Operating Trust	5.250%	5/1/2015	325	318
Arden Realty LP	5.250%	3/1/2015	100	99
AvalonBay Communities, Inc.	5.500%	1/15/2012	275	276
AvalonBay Communities, Inc.	5.750%	9/15/2016	125	126
Boston Properties, Inc.	6.250%	1/15/2013	75	78
Boston Properties, Inc.	5.625%	4/15/2015	375	374
Brandywine Operating Partnership	5.625%	12/15/2010	1,025	1,029
Brandywine Operating Partnership	5.400%	11/1/2014	50	49
Colonial Realty LP	5.500%	10/1/2015	175	171
Developers Diversified Realty Corp.	5.375%	10/15/2012	650	643
Duke Realty LP	5.625%	8/15/2011	200	201
Duke Realty LP	5.950%	2/15/2017	225	227
EOP Operating LP	7.750%	11/15/2007	400	410
EOP Operating LP	6.750%	2/15/2008	425	432
EOP Operating LP	6.750%	2/15/2012	625	657
EOP Operating LP	4.750%	3/15/2014	1,000	946
ERP Operating LP	6.625%	3/15/2012	1,175	1,240
ERP Operating LP	5.375%	8/1/2016	225	221
Health Care Property Investors, Inc.	6.450%	6/25/2012	200	206
Health Care REIT, Inc.	6.200%	6/1/2016	650	658
Hospitality Properties	5.125%	2/15/2015	175	167
HRPT Properties Trust	6.250%	8/15/2016	250	258
Kimco Realty Corp.	5.783%	3/15/2016	125	126
Liberty Property LP	5.125%	3/2/2015	1,250	1,201
ProLogis	5.250%	11/15/2010	525	522
ProLogis	5.500%	3/1/2013	175	174
ProLogis	5.625%	11/15/2015	175	174
ProLogis	5.750%	4/1/2016	525	525
Reckson Operating Partnership	6.000%	3/31/2016	275	277
Regency Centers LP	6.750%	1/15/2012	775	819
Regency Centers LP	5.250%	8/1/2015	450	438
Simon Property Group Inc.	6.375%	11/15/2007	1,625	1,641
Simon Property Group Inc.	5.750%	12/1/2015	725	733
Simon Property Group Inc.	6.100%	5/1/2016	200	206
Simon Property Group Inc.	5.875%	3/1/2017	750	758
Tanger Factory Outlet Centers, Inc.	6.150%	11/15/2015	525	532
Vornado Realty	5.600%	2/15/2011	400	400
Other (0.1%)
Berkshire Hathaway Finance Corp.	3.375%	10/15/2008	475	459
Berkshire Hathaway Finance Corp.	4.125%	1/15/2010	325	316
Berkshire Hathaway Finance Corp.	4.200%	12/15/2010	350	338
Berkshire Hathaway Finance Corp.	4.750%	5/15/2012	275	269
Berkshire Hathaway Finance Corp.	4.625%	10/15/2013	850	820
Berkshire Hathaway Finance Corp.	5.100%	7/15/2014	50	49
Berkshire Hathaway Finance Corp.	4.850%	1/15/2015	1,150	1,116
J. Paul Getty Trust	5.875%	10/1/2033	225	226

				363,478

Industrial (9.3%)
Basic Industry (0.6%)
Alcan, Inc.	4.500%	5/15/2013	500	471
Alcan, Inc.	5.000%	6/1/2015	100	96
Alcan, Inc.	6.125%	12/15/2033	575	577
Alcoa, Inc.	6.500%	6/1/2011	1,625	1,707
Barrick Gold Finance Inc.	4.875%	11/15/2014	225	214
BHP Billiton Finance	4.800%	4/15/2013	650	627
BHP Billiton Finance	5.250%	12/15/2015	725	718
BHP Finance USA Ltd.	8.500%	12/1/2012	300	348
Celulosa Arauco Constitution SA	8.625%	8/15/2010	275	304
Celulosa Arauco Constitution SA	5.625%	4/20/2015	825	804
Dow Chemical Co.	6.125%	2/1/2011	1,575	1,625
Dow Chemical Co.	6.000%	10/1/2012	125	129
Dow Chemical Co.	7.375%	11/1/2029	275	322
E.I. du Pont de Nemours & Co.	6.875%	10/15/2009	725	760
E.I. du Pont de Nemours & Co.	4.125%	4/30/2010	125	121
E.I. du Pont de Nemours & Co.	4.750%	11/15/2012	200	194
E.I. du Pont de Nemours & Co.	6.500%	1/15/2028	175	191
Eastman Chemical Co.	7.600%	2/1/2027	275	300
Falconbridge Ltd.	7.350%	6/5/2012	275	297
ICI Wilmington	4.375%	12/1/2008	575	561
Inco Ltd.	7.750%	5/15/2012	275	297
Inco Ltd.	5.700%	10/15/2015	450	434
International Paper Co.	4.250%	1/15/2009	275	269
International Paper Co.	5.850%	10/30/2012	1,625	1,659
International Paper Co.	5.300%	4/1/2015	200	193
Lubrizol Corp.	5.500%	10/1/2014	675	658
MeadWestvaco Corp.	6.850%	4/1/2012	225	235
Monsanto Co.	7.375%	8/15/2012	500	548
Newmont Mining	5.875%	4/1/2035	225	211
Noranda, Inc.	7.250%	7/15/2012	950	1,019
Noranda, Inc.	5.500%	6/15/2017	175	168
Placer Dome, Inc.	6.450%	10/15/2035	350	362
Plum Creek Timber Co.	5.875%	11/15/2015	525	519
Potash Corp. of Saskatchewan	7.750%	5/31/2011	1,325	1,449
Praxair, Inc.	2.750%	6/15/2008	50	48
Praxair, Inc.	3.950%	6/1/2013	950	880
Rio Tinto Finance USA Ltd.	2.625%	9/30/2008	325	309
2 Rohm & Haas Co.	9.800%	4/15/2020	337	419
Rohm & Haas Co.	7.850%	7/15/2029	350	428
Southern Copper Corp.	7.500%	7/27/2035	675	705
Teck Cominco Ltd.	6.125%	10/1/2035	675	651
Vale Overseas Ltd.	6.250%	1/11/2016	150	149
Vale Overseas Ltd.	8.250%	1/17/2034	825	938
Weyerhaeuser Co.	5.950%	11/1/2008	386	390
Weyerhaeuser Co.	6.750%	3/15/2012	1,125	1,177
Weyerhaeuser Co.	7.375%	3/15/2032	900	938
WMC Finance USA	5.125%	5/15/2013	1,000	985
Capital Goods (1.1%)
2,4 BAE Systems	7.156%	12/15/2011	87	90
Boeing Capital Corp.	7.375%	9/27/2010	400	432
Boeing Capital Corp.	6.500%	2/15/2012	1,475	1,566
Boeing Capital Corp.	5.800%	1/15/2013	875	902
Boeing Co.	8.750%	8/15/2021	550	725
Boeing Co.	8.750%	9/15/2031	175	246
Boeing Co.	6.125%	2/15/2033	75	81
Caterpillar Financial Services Corp.	4.500%	9/1/2008	30	30
Caterpillar Financial Services Corp.	4.150%	1/15/2010	625	606
Caterpillar Financial Services Corp.	4.300%	6/1/2010	1,750	1,703
Caterpillar Financial Services Corp.	4.750%	2/17/2015	125	120
Caterpillar Financial Services Corp.	4.625%	6/1/2015	275	261
Caterpillar, Inc.	7.300%	5/1/2031	1,000	1,195
Caterpillar, Inc.	7.375%	3/1/2097	775	919
CRH America Inc.	5.625%	9/30/2011	525	526
CRH America Inc.	6.950%	3/15/2012	350	369
CRH America Inc.	5.300%	10/15/2013	450	435
CRH America Inc.	6.000%	9/30/2016	450	450
CRH America Inc.	6.400%	10/15/2033	350	348
Deere & Co.	6.950%	4/25/2014	325	356
Deere & Co.	8.100%	5/15/2030	1,175	1,530
Emerson Electric Co.	7.125%	8/15/2010	175	187
Emerson Electric Co.	4.625%	10/15/2012	1,150	1,113
Emerson Electric Co.	4.500%	5/1/2013	400	384
General Dynamics Corp.	3.000%	5/15/2008	350	338
General Dynamics Corp.	4.500%	8/15/2010	125	122
General Dynamics Corp.	4.250%	5/15/2013	975	922
General Electric Co.	5.000%	2/1/2013	1,750	1,729
Hanson PLC	5.250%	3/15/2013	175	169
Honeywell International, Inc.	6.125%	11/1/2011	350	364
Honeywell International, Inc.	5.400%	3/15/2016	1,000	1,005
Honeywell International, Inc.	5.700%	3/15/2036	125	126
John Deere Capital Corp.	4.875%	3/16/2009	1,750	1,739
Lafarge SA	6.150%	7/15/2011	75	77
Lafarge SA	6.500%	7/15/2016	900	930
Lafarge SA	7.125%	7/15/2036	1,425	1,526
Lockheed Martin Corp.	7.650%	5/1/2016	1,425	1,657
4 Lockheed Martin Corp.	6.150%	9/1/2036	175	181
Masco Corp.	5.875%	7/15/2012	200	200
Masco Corp.	4.800%	6/15/2015	750	684
Masco Corp.	6.500%	8/15/2032	175	167
Mohawk Industries Inc.	5.750%	1/15/2011	2,500	2,480
Mohawk Industries Inc.	6.125%	1/15/2016	1,400	1,385
Northrop Grumman Corp.	7.125%	2/15/2011	1,350	1,444
Northrop Grumman Corp.	7.750%	3/1/2016	275	321
Northrop Grumman Corp.	7.750%	2/15/2031	450	560
Raytheon Co.	4.850%	1/15/2011	775	762
Raytheon Co.	5.500%	11/15/2012	725	730
Raytheon Co.	5.375%	4/1/2013	75	75
Raytheon Co.	7.200%	8/15/2027	500	585
Republic Services, Inc.	6.086%	3/15/2035	350	348
Textron Financial Corp.	4.600%	5/3/2010	2,100	2,057
Textron, Inc.	6.500%	6/1/2012	350	368
TRW, Inc.	7.750%	6/1/2029	350	432
Tyco International Group SA	6.125%	11/1/2008	500	509
Tyco International Group SA	6.125%	1/15/2009	100	102
Tyco International Group SA	6.750%	2/15/2011	1,325	1,400
Tyco International Group SA	6.000%	11/15/2013	125	129
Tyco International Group SA	7.000%	6/15/2028	1,175	1,337
United Technologies Corp.	4.375%	5/1/2010	1,100	1,074
United Technologies Corp.	7.125%	11/15/2010	250	268
United Technologies Corp.	6.350%	3/1/2011	650	679
United Technologies Corp.	4.875%	5/1/2015	325	316
United Technologies Corp.	7.500%	9/15/2029	350	433
United Technologies Corp.	5.400%	5/1/2035	500	488
United Technologies Corp.	6.050%	6/1/2036	400	425
USA Waste Services, Inc.	7.000%	7/15/2028	275	300
Waste Management, Inc.	6.500%	11/15/2008	1,250	1,281
Waste Management, Inc.	6.875%	5/15/2009	225	234
Waste Management, Inc.	7.375%	8/1/2010	175	187
Waste Management, Inc.	6.375%	11/15/2012	225	236
Waste Management, Inc.	5.000%	3/15/2014	450	434
Waste Management, Inc.	7.750%	5/15/2032	75	90
Communication (2.5%)
Alltel Corp.	7.000%	7/1/2012	700	743
America Movil SA de C.V	4.125%	3/1/2009	450	438
America Movil SA de C.V	5.500%	3/1/2014	225	220
America Movil SA de C.V	5.750%	1/15/2015	400	395
America Movil SA de C.V	6.375%	3/1/2035	675	645
AT&T Corp.	6.000%	3/15/2009	925	939
AT&T Corp.	8.000%	11/15/2031	1,750	2,143
AT&T Corp.	6.800%	5/15/2036	75	79
AT&T Inc.	4.125%	9/15/2009	625	605
AT&T Inc.	5.300%	11/15/2010	650	649
AT&T Inc.	6.250%	3/15/2011	400	413
AT&T Inc.	5.875%	2/1/2012	960	975
AT&T Inc.	5.875%	8/15/2012	1,315	1,334
AT&T Inc.	5.100%	9/15/2014	950	921
AT&T Inc.	5.625%	6/15/2016	1,300	1,289
AT&T Inc.	6.450%	6/15/2034	725	728
AT&T Inc.	6.150%	9/15/2034	250	242
BellSouth Corp.	4.200%	9/15/2009	1,150	1,117
BellSouth Corp.	4.750%	11/15/2012	400	383
BellSouth Corp.	5.200%	9/15/2014	650	627
BellSouth Corp.	6.550%	6/15/2034	500	503
BellSouth Corp.	6.000%	11/15/2034	555	522
BellSouth Telecommunications	6.375%	6/1/2028	1,685	1,657
British Sky Broadcasting Corp.	6.875%	2/23/2009	875	905
British Sky Broadcasting Corp.	8.200%	7/15/2009	125	134
British Telecommunications PLC	8.375%	12/15/2010	1,750	1,963
British Telecommunications PLC	8.875%	12/15/2030	1,650	2,205
CBS Corp.	6.625%	5/15/2011	715	743
CBS Corp.	5.625%	8/15/2012	85	84
CBS Corp.	7.875%	7/30/2030	375	410
CBS Corp.	5.500%	5/15/2033	175	147
CenturyTel Enterprises	6.875%	1/15/2028	175	169
CenturyTel, Inc.	7.875%	8/15/2012	225	243
Cingular Wireless LLC	7.125%	12/15/2031	500	550
Clear Channel Communications, Inc.	4.625%	1/15/2008	350	346
Clear Channel Communications, Inc.	7.650%	9/15/2010	550	580
Clear Channel Communications, Inc.	5.000%	3/15/2012	1,300	1,224
Clear Channel Communications, Inc.	5.750%	1/15/2013	100	96
Clear Channel Communications, Inc.	5.500%	9/15/2014	400	371
Comcast Cable Communications Holdings Inc.	8.375%	3/15/2013	1,350	1,540
Comcast Cable Communications Holdings Inc.	9.455%	11/15/2022	175	227
Comcast Cable Communications, Inc.	6.200%	11/15/2008	1,000	1,018
Comcast Cable Communications, Inc.	6.875%	6/15/2009	1,500	1,560
Comcast Cable Communications, Inc.	6.750%	1/30/2011	1,000	1,051
Comcast Cable Communications, Inc.	8.875%	5/1/2017	625	756
Comcast Corp.	5.500%	3/15/2011	175	176
Comcast Corp.	6.500%	1/15/2015	1,450	1,511
Comcast Corp.	5.900%	3/15/2016	100	100
Comcast Corp.	7.050%	3/15/2033	175	187
Comcast Corp.	6.500%	11/15/2035	1,975	1,986
Comcast Corp.	6.450%	3/15/2037	375	375
Cox Communications, Inc.	4.625%	1/15/2010	1,000	974
Cox Communications, Inc.	6.750%	3/15/2011	2,400	2,502
Cox Communications, Inc.	7.125%	10/1/2012	450	480
Cox Communications, Inc.	5.450%	12/15/2014	550	531
Deutsche Telekom International Finance	3.875%	7/22/2008	175	171
Deutsche Telekom International Finance	8.000%	6/15/2010	2,350	2,564
Deutsche Telekom International Finance	5.250%	7/22/2013	175	170
Deutsche Telekom International Finance	5.750%	3/23/2016	200	196
Deutsche Telekom International Finance	8.250%	6/15/2030	2,150	2,614
Embarq Corp.	7.082%	6/1/2016	975	996
Embarq Corp.	7.995%	6/1/2036	225	238
France Telecom	7.750%	3/1/2011	1,850	2,027
France Telecom	8.500%	3/1/2031	1,400	1,828
Gannett Co., Inc.	6.375%	4/1/2012	300	310
Grupo Televisa SA	6.625%	3/18/2025	625	638
GTE Corp.	8.750%	11/1/2021	175	210
IAC/InteractiveCorp	7.000%	1/15/2013	475	487
Koninklijke KPN NV	8.000%	10/1/2010	50	54
Koninklijke KPN NV	8.375%	10/1/2030	500	578
New Cingular Wireless Services	7.875%	3/1/2011	1,900	2,082
New Cingular Wireless Services	8.125%	5/1/2012	1,625	1,831
New Cingular Wireless Services	8.750%	3/1/2031	825	1,057
New England Telephone & Telegraph Co.	7.875%	11/15/2029	225	246
News America Holdings, Inc.	9.250%	2/1/2013	350	414
News America Holdings, Inc.	8.000%	10/17/2016	425	490
News America Holdings, Inc.	8.150%	10/17/2036	175	206
News America Inc.	5.300%	12/15/2014	150	147
News America Inc.	6.200%	12/15/2034	325	310
News America Inc.	6.400%	12/15/2035	1,050	1,028
Nextel Communications	6.875%	10/31/2013	400	408
Nextel Communications	5.950%	3/15/2014	290	284
Nextel Communications	7.375%	8/1/2015	550	570
Omnicom Group Inc.	5.900%	4/15/2016	50	51
R.R. Donnelley & Sons Co.	3.750%	4/1/2009	175	167
R.R. Donnelley & Sons Co.	4.950%	5/15/2010	425	413
R.R. Donnelley & Sons Co.	4.950%	4/1/2014	125	112
R.R. Donnelley & Sons Co.	5.500%	5/15/2015	175	161
Reed Elsevier Capital	4.625%	6/15/2012	100	96
Sprint Capital Corp.	6.125%	11/15/2008	350	355
Sprint Capital Corp.	7.625%	1/30/2011	2,650	2,854
Sprint Capital Corp.	8.375%	3/15/2012	1,125	1,261
Sprint Capital Corp.	6.875%	11/15/2028	1,050	1,063
Sprint Capital Corp.	8.750%	3/15/2032	750	918
TCI Communications, Inc.	8.750%	8/1/2015	675	801
TCI Communications, Inc.	7.875%	2/15/2026	175	198
Telecom Italia Capital	4.000%	11/15/2008	405	393
Telecom Italia Capital	4.000%	1/15/2010	495	469
Telecom Italia Capital	6.200%	7/18/2011	950	962
Telecom Italia Capital	5.250%	11/15/2013	430	408
Telecom Italia Capital	5.250%	10/1/2015	825	766
Telecom Italia Capital	6.375%	11/15/2033	1,925	1,800
Telecom Italia Capital	7.200%	7/18/2036	500	516
Tele-Communications, Inc.	7.875%	8/1/2013	275	306
Telecomunicaciones de Puerto Rico	6.800%	5/15/2009	350	359
Telefonica Emisiones SAU	5.984%	6/20/2011	1,875	1,911
Telefonica Emisiones SAU	6.421%	6/20/2016	1,250	1,287
Telefonica Emisiones SAU	7.045%	6/20/2036	1,100	1,164
Telefonica Europe BV	7.750%	9/15/2010	1,425	1,542
Telefonica Europe BV	8.250%	9/15/2030	400	474
Telefonos de Mexico SA	4.500%	11/19/2008	200	197
Telefonos de Mexico SA	4.750%	1/27/2010	375	368
Telefonos de Mexico SA	5.500%	1/27/2015	400	389
Telus Corp.	8.000%	6/1/2011	1,125	1,240
Thomson Corp.	5.750%	2/1/2008	950	954
Thomson Corp.	5.500%	8/15/2035	225	206
Time Warner Entertainment	7.250%	9/1/2008	400	413
Time Warner Entertainment	8.375%	3/15/2023	325	372
Time Warner Entertainment	8.375%	7/15/2033	925	1,088
US Cellular	6.700%	12/15/2033	325	313
Verizon Communications Corp.	5.350%	2/15/2011	200	201
Verizon Communications Corp.	5.550%	2/15/2016	1,450	1,432
Verizon Global Funding Corp.	4.000%	1/15/2008	350	345
Verizon Global Funding Corp.	6.875%	6/15/2012	3,450	3,694
Verizon Global Funding Corp.	7.375%	9/1/2012	1,050	1,151
Verizon Global Funding Corp.	4.900%	9/15/2015	1,000	946
Verizon Global Funding Corp.	7.750%	12/1/2030	450	517
Verizon Global Funding Corp.	5.850%	9/15/2035	600	567
Verizon New England, Inc.	6.500%	9/15/2011	175	180
Verizon New Jersey, Inc.	5.875%	1/17/2012	675	681
Verizon New York, Inc.	6.875%	4/1/2012	225	235
Verizon New York, Inc.	7.375%	4/1/2032	225	234
Verizon Pennsylvania, Inc.	5.650%	11/15/2011	850	853
Verizon Virginia, Inc.	4.625%	3/15/2013	275	257
Vodafone AirTouch PLC	7.750%	2/15/2010	325	348
Vodafone AirTouch PLC	7.875%	2/15/2030	850	995
Vodafone Group PLC	3.950%	1/30/2008	825	811
Vodafone Group PLC	5.000%	12/16/2013	950	913
Vodafone Group PLC	5.375%	1/30/2015	125	122
Vodafone Group PLC	5.000%	9/15/2015	575	543
Vodafone Group PLC	5.750%	3/15/2016	450	447
WPP Finance USA Corp.	5.875%	6/15/2014	475	478
Consumer Cyclical (1.6%)
Brinker International	5.750%	6/1/2014	125	122
Centex Corp.	5.125%	10/1/2013	550	522
Centex Corp.	6.500%	5/1/2016	400	405
Chrysler Corp.	7.450%	3/1/2027	350	373
CVS Corp.	4.000%	9/15/2009	275	265
CVS Corp.	5.750%	8/15/2011	800	811
CVS Corp.	4.875%	9/15/2014	225	214
CVS Corp.	6.125%	8/15/2016	750	767
D.R. Horton, Inc.	4.875%	1/15/2010	225	218
D.R. Horton, Inc.	6.000%	4/15/2011	25	25
D.R. Horton, Inc.	5.250%	2/15/2015	1,050	959
D.R. Horton, Inc.	5.625%	1/15/2016	1,000	931
D.R. Horton, Inc.	6.500%	4/15/2016	375	368
DaimlerChrysler North America Holding Corp.	4.750%	1/15/2008	4,350	4,308
DaimlerChrysler North America Holding Corp.	4.050%	6/4/2008	450	439
DaimlerChrysler North America Holding Corp.	4.875%	6/15/2010	225	219
DaimlerChrysler North America Holding Corp.	8.000%	6/15/2010	200	215
DaimlerChrysler North America Holding Corp.	5.875%	3/15/2011	3,350	3,357
DaimlerChrysler North America Holding Corp.	5.750%	9/8/2011	1,525	1,518
DaimlerChrysler North America Holding Corp.	7.300%	1/15/2012	400	424
DaimlerChrysler North America Holding Corp.	6.500%	11/15/2013	100	103
DaimlerChrysler North America Holding Corp.	8.500%	1/18/2031	1,125	1,336
Federated Department Stores, Inc.	6.300%	4/1/2009	750	763
Federated Department Stores, Inc.	6.790%	7/15/2027	175	176
Federated Department Stores, Inc.	7.000%	2/15/2028	200	205
Federated Department Stores, Inc.	6.900%	4/1/2029	175	179
Harrah's Operating Co., Inc.	5.375%	12/15/2013	550	514
Harrah's Operating Co., Inc.	5.625%	6/1/2015	1,875	1,740
Harrah's Operating Co., Inc.	5.750%	10/1/2017	400	364
Home Depot Inc.	3.750%	9/15/2009	625	603
Home Depot Inc.	4.625%	8/15/2010	1,525	1,497
Home Depot Inc.	5.400%	3/1/2016	1,400	1,390
J.C. Penney Co., Inc.	8.000%	3/1/2010	550	592
J.C. Penney Co., Inc.	7.950%	4/1/2017	825	941
J.C. Penney Co., Inc.	7.400%	4/1/2037	250	270
Johnson Controls, Inc.	5.250%	1/15/2011	250	247
Johnson Controls, Inc.	6.000%	1/15/2036	100	96
Kohl's Corp.	6.000%	1/15/2033	200	194
Lennar Corp.	5.125%	10/1/2010	100	98
4 Lennar Corp.	5.950%	10/17/2011	1,350	1,350
Lennar Corp.	5.600%	5/31/2015	900	854
Limited Brands Inc.	5.250%	11/1/2014	150	142
Lowe's Cos., Inc.	5.000%	10/15/2015	725	705
Lowe's Cos., Inc.	6.875%	2/15/2028	450	516
Marriott International	4.625%	6/15/2012	275	261
Marriott International	6.200%	6/15/2016	400	409
May Department Stores Co.	5.750%	7/15/2014	850	835
2 May Department Stores Co.	9.750%	2/15/2021	524	623
May Department Stores Co.	6.700%	7/15/2034	475	470
McDonald's Corp.	6.000%	4/15/2011	425	439
Nordstrom, Inc.	6.950%	3/15/2028	175	190
Pulte Homes, Inc.	4.875%	7/15/2009	500	492
Pulte Homes, Inc.	5.250%	1/15/2014	450	427
Pulte Homes, Inc.	5.200%	2/15/2015	375	351
Pulte Homes, Inc.	6.000%	2/15/2035	100	90
Sabre Holdings	6.350%	3/15/2016	125	124
Target Corp.	3.375%	3/1/2008	575	562
Target Corp.	5.400%	10/1/2008	765	770
Target Corp.	7.500%	8/15/2010	225	243
Target Corp.	6.350%	1/15/2011	275	288
Target Corp.	5.875%	3/1/2012	175	180
Target Corp.	4.000%	6/15/2013	650	605
Target Corp.	5.875%	7/15/2016	575	595
Target Corp.	7.000%	7/15/2031	225	262
Target Corp.	6.350%	11/1/2032	1,625	1,761
The Walt Disney Co.	5.700%	7/15/2011	800	814
The Walt Disney Co.	6.375%	3/1/2012	1,125	1,181
The Walt Disney Co.	5.625%	9/15/2016	825	830
Time Warner, Inc.	6.750%	4/15/2011	175	183
Time Warner, Inc.	6.875%	5/1/2012	2,075	2,189
Time Warner, Inc.	9.150%	2/1/2023	275	337
Time Warner, Inc.	7.625%	4/15/2031	1,185	1,303
Time Warner, Inc.	7.700%	5/1/2032	1,465	1,636
Toll Brothers, Inc.	5.150%	5/15/2015	275	245
Toyota Motor Credit Corp.	4.250%	3/15/2010	3,125	3,050
Toyota Motor Credit Corp.	5.450%	5/18/2011	300	305
4 Viacom Inc.	5.750%	4/30/2011	800	797
4 Viacom Inc.	6.250%	4/30/2016	225	223
4 Viacom Inc.	6.875%	4/30/2036	1,275	1,262
Wal-Mart Stores, Inc.	3.375%	10/1/2008	800	774
Wal-Mart Stores, Inc.	6.875%	8/10/2009	350	366
Wal-Mart Stores, Inc.	4.000%	1/15/2010	475	460
Wal-Mart Stores, Inc.	4.125%	7/1/2010	1,490	1,442
Wal-Mart Stores, Inc.	4.750%	8/15/2010	160	158
Wal-Mart Stores, Inc.	4.125%	2/15/2011	850	818
Wal-Mart Stores, Inc.	4.550%	5/1/2013	1,925	1,852
Wal-Mart Stores, Inc.	4.500%	7/1/2015	2,625	2,485
Wal-Mart Stores, Inc.	7.550%	2/15/2030	1,025	1,262
Wal-Mart Stores, Inc.	5.250%	9/1/2035	100	93
Yum! Brands, Inc.	8.875%	4/15/2011	825	933
Yum! Brands, Inc.	7.700%	7/1/2012	175	192
Yum! Brands, Inc.	6.250%	4/15/2016	500	515
Consumer Noncyclical (1.8%)
Abbott Laboratories	3.500%	2/17/2009	325	314
Abbott Laboratories	5.375%	5/15/2009	50	50
Abbott Laboratories	5.600%	5/15/2011	700	713
Abbott Laboratories	4.350%	3/15/2014	1,000	941
Abbott Laboratories	5.875%	5/15/2016	1,200	1,243
4 Allergan Inc.	5.750%	4/1/2016	125	126
Altria Group, Inc.	5.625%	11/4/2008	500	503
Altria Group, Inc.	7.000%	11/4/2013	550	601
AmerisourceBergen Corp.	5.875%	9/15/2015	1,125	1,103
Amgen Inc.	4.000%	11/18/2009	1,125	1,091
Amgen Inc.	4.850%	11/18/2014	350	338
Anheuser-Busch Cos., Inc.	6.000%	4/15/2011	700	724
Anheuser-Busch Cos., Inc.	7.125%	7/1/2017	500	517
Anheuser-Busch Cos., Inc.	6.800%	8/20/2032	450	517
Archer-Daniels-Midland Co.	8.125%	6/1/2012	550	625
Archer-Daniels-Midland Co.	7.000%	2/1/2031	425	492
Archer-Daniels-Midland Co.	5.375%	9/15/2035	275	263
AstraZeneca PLC	5.400%	6/1/2014	275	277
Baxter Finco, BV	4.750%	10/15/2010	850	837
Baxter International, Inc.	5.900%	9/1/2016	200	206
Boston Scientific	6.000%	6/15/2011	500	503
Boston Scientific	5.450%	6/15/2014	275	262
Boston Scientific	6.400%	6/15/2016	300	301
Boston Scientific	7.000%	11/15/2035	675	671
Bottling Group LLC	4.625%	11/15/2012	1,775	1,722
Bottling Group LLC	5.500%	4/1/2016	575	580
Bristol-Myers Squibb Co.	4.000%	8/15/2008	1,250	1,224
Bristol-Myers Squibb Co.	5.750%	10/1/2011	1,775	1,809
Bristol-Myers Squibb Co.	6.875%	8/1/2097	175	187
Bunge Ltd. Finance Corp.	4.375%	12/15/2008	125	122
Bunge Ltd. Finance Corp.	5.100%	7/15/2015	250	233
C.R. Bard, Inc.	6.700%	12/1/2026	750	808
Campbell Soup Co.	6.750%	2/15/2011	700	739
4 Cardinal Health, Inc.	5.800%	10/15/2016	150	150
Cardinal Health, Inc.	5.850%	12/15/2017	850	847
Cia. Brasil de Bebidas AmBev	10.500%	12/15/2011	765	916
Cia. Brasil de Bebidas AmBev	8.750%	9/15/2013	275	316
Clorox Co.	4.200%	1/15/2010	1,125	1,091
Clorox Co.	5.000%	1/15/2015	350	340
Coca-Cola Enterprises Inc.	5.750%	11/1/2008	225	228
Coca-Cola Enterprises Inc.	6.125%	8/15/2011	300	312
Coca-Cola Enterprises Inc.	8.500%	2/1/2022	500	635
Coca-Cola Enterprises Inc.	6.950%	11/15/2026	500	566
ConAgra Foods, Inc.	7.875%	9/15/2010	666	725
ConAgra Foods, Inc.	7.125%	10/1/2026	175	190
ConAgra Foods, Inc.	7.000%	10/1/2028	100	108
ConAgra Foods, Inc.	8.250%	9/15/2030	250	307
Diageo Capital PLC	3.375%	3/20/2008	650	633
Diageo Finance BV	5.300%	10/28/2015	125	123
Eli Lilly & Co.	6.000%	3/15/2012	1,225	1,275
Fortune Brands Inc.	5.125%	1/15/2011	1,750	1,716
Fortune Brands Inc.	5.375%	1/15/2016	1,450	1,384
Fortune Brands Inc.	5.875%	1/15/2036	225	211
Genentech Inc.	4.400%	7/15/2010	175	171
Genentech Inc.	4.750%	7/15/2015	350	336
Genentech Inc.	5.250%	7/15/2035	225	212
General Mills, Inc.	6.000%	2/15/2012	858	881
GlaxoSmithKline Capital Inc.	4.375%	4/15/2014	1,700	1,610
Grand Metropolitan Investment Corp.	9.000%	8/15/2011	1,725	1,991
H.J. Heinz Co.	6.625%	7/15/2011	350	366
H.J. Heinz Co.	6.750%	3/15/2032	575	601
Health Management Associates Inc.	6.125%	4/15/2016	350	335
Hershey Foods Corp.	5.300%	9/1/2011	300	302
Hershey Foods Corp.	5.450%	9/1/2016	150	151
Hospira, Inc.	4.950%	6/15/2009	475	467
Hospira, Inc.	5.900%	6/15/2014	125	124
Johnson & Johnson	3.800%	5/15/2013	400	374
Johnson & Johnson	6.950%	9/1/2029	75	90
Johnson & Johnson	4.950%	5/15/2033	425	402
Kellogg Co.	2.875%	6/1/2008	825	794
Kellogg Co.	6.600%	4/1/2011	1,125	1,183
Kellogg Co.	7.450%	4/1/2031	325	392
Kimberly-Clark Corp.	5.625%	2/15/2012	175	179
Kimberly-Clark Corp.	4.875%	8/15/2015	875	849
Kraft Foods, Inc.	4.125%	11/12/2009	1,975	1,913
Kraft Foods, Inc.	5.625%	11/1/2011	500	505
Kraft Foods, Inc.	6.250%	6/1/2012	325	338
Kraft Foods, Inc.	6.500%	11/1/2031	1,025	1,105
Kroger Co.	6.800%	4/1/2011	1,250	1,311
Kroger Co.	6.750%	4/15/2012	350	367
Kroger Co.	6.800%	12/15/2018	975	1,024
Kroger Co.	7.700%	6/1/2029	725	802
Kroger Co.	8.000%	9/15/2029	450	515
Laboratory Corp. of America	5.625%	12/15/2015	375	364
Medtronic Inc.	4.375%	9/15/2010	175	170
Medtronic Inc.	4.750%	9/15/2015	675	642
Merck & Co.	4.375%	2/15/2013	325	308
Merck & Co.	4.750%	3/1/2015	175	167
Merck & Co.	6.400%	3/1/2028	225	239
Merck & Co.	5.950%	12/1/2028	250	253
Molson Coors Capital Finance	4.850%	9/22/2010	350	344
Newell Rubbermaid, Inc.	4.000%	5/1/2010	275	263
Pepsi Bottling Group, Inc.	7.000%	3/1/2029	450	519
PepsiAmericas Inc.	5.000%	5/15/2017	600	572
Pfizer, Inc.	4.500%	2/15/2014	1,325	1,282
Philip Morris Cos., Inc.	7.750%	1/15/2027	425	515
Procter & Gamble Co.	6.875%	9/15/2009	2,275	2,388
Procter & Gamble Co.	4.950%	8/15/2014	50	49
Procter & Gamble Co.	6.450%	1/15/2026	400	441
Procter & Gamble Co.	5.500%	2/1/2034	25	25
Procter & Gamble Co.	5.800%	8/15/2034	475	490
2 Procter & Gamble Co. ESOP	9.360%	1/1/2021	1,058	1,330
Quest Diagnostic, Inc.	5.450%	11/1/2015	825	806
Safeway, Inc.	6.500%	3/1/2011	825	853
Safeway, Inc.	5.800%	8/15/2012	225	226
Safeway, Inc.	7.250%	2/1/2031	275	294
Schering-Plough Corp.	5.550%	12/1/2013	350	351
Schering-Plough Corp.	6.750%	12/1/2033	600	660
Sysco Corp.	5.375%	9/21/2035	575	548
Teva Pharmaceutical Finance LLC	5.550%	2/1/2016	775	758
Teva Pharmaceutical Finance LLC	6.150%	2/1/2036	550	531
Unilever Capital Corp.	7.125%	11/1/2010	1,000	1,068
Unilever Capital Corp.	5.900%	11/15/2032	650	655
Universal Health Services, Inc.	7.125%	6/30/2016	150	158
4 Western Union Co.	5.930%	10/1/2016	75	76
Wm. Wrigley Jr. Co.	4.300%	7/15/2010	1,025	996
Wm. Wrigley Jr. Co.	4.650%	7/15/2015	325	309
Wyeth	4.375%	3/1/2008	1,500	1,483
Wyeth	6.950%	3/15/2011	625	664
Wyeth	5.500%	3/15/2013	725	728
Wyeth	5.500%	2/1/2014	450	451
Wyeth	5.500%	2/15/2016	175	175
Wyeth	6.450%	2/1/2024	175	186
Wyeth	6.500%	2/1/2034	400	431
Wyeth	6.000%	2/15/2036	400	405
Energy (0.8%)
Alberta Energy Co. Ltd.	7.375%	11/1/2031	400	454
Amerada Hess Corp.	6.650%	8/15/2011	275	288
Amerada Hess Corp.	7.875%	10/1/2029	625	738
Amerada Hess Corp.	7.125%	3/15/2033	500	552
Anadarko Finance Co.	6.750%	5/1/2011	275	289
Anadarko Petroleum Corp.	3.250%	5/1/2008	400	387
Anadarko Petroleum Corp.	5.950%	9/15/2016	1,150	1,161
Anadarko Petroleum Corp.	6.450%	9/15/2036	1,050	1,070
Apache Corp.	6.250%	4/15/2012	175	185
Apache Finance Canada	7.750%	12/15/2029	125	153
Atlantic Richfield Co.	5.900%	4/15/2009	525	535
Baker Hughes, Inc.	6.875%	1/15/2029	175	198
Burlington Resources, Inc.	6.680%	2/15/2011	775	818
Burlington Resources, Inc.	6.500%	12/1/2011	525	555
Burlington Resources, Inc.	7.200%	8/15/2031	100	118
Canadian Natural Resources	5.450%	10/1/2012	325	321
Canadian Natural Resources	4.900%	12/1/2014	750	711
Canadian Natural Resources	6.000%	8/15/2016	650	659
Canadian Natural Resources	7.200%	1/15/2032	625	703
Canadian Natural Resources	6.450%	6/30/2033	800	818
Canadian Natural Resources	6.500%	2/15/2037	725	738
ChevronTexaco Capital Co.	3.375%	2/15/2008	1,300	1,271
Conoco Funding Co.	6.350%	10/15/2011	1,000	1,054
Conoco Funding Co.	7.250%	10/15/2031	175	208
Devon Financing Corp.	6.875%	9/30/2011	2,800	2,982
Devon Financing Corp.	7.875%	9/30/2031	300	365
Diamond Offshore Drilling	4.875%	7/1/2015	50	47
Encana Corp.	4.750%	10/15/2013	75	71
Encana Corp.	6.500%	8/15/2034	175	182
Encana Holdings Finance Corp.	5.800%	5/1/2014	750	752
Halliburton Co.	5.500%	10/15/2010	500	503
Husky Energy Inc.	6.250%	6/15/2012	175	180
Marathon Oil Corp.	6.125%	3/15/2012	225	233
Marathon Oil Corp.	6.800%	3/15/2032	325	359
Nexen, Inc.	5.050%	11/20/2013	350	338
Nexen, Inc.	7.875%	3/15/2032	200	237
Noble Corp.	5.875%	6/1/2013	500	509
Noble Energy Inc.	8.000%	4/1/2027	550	651
Norsk Hydro	6.360%	1/15/2009	275	282
Norsk Hydro	7.250%	9/23/2027	575	670
Norsk Hydro	7.150%	1/15/2029	275	318
Occidental Petroleum	4.250%	3/15/2010	1,000	972
Occidental Petroleum	6.750%	1/15/2012	350	374
Occidental Petroleum	7.200%	4/1/2028	350	403
Ocean Energy, Inc.	4.375%	10/1/2007	50	49
Ocean Energy, Inc.	7.250%	10/1/2011	50	54
PanCanadian Energy Corp.	7.200%	11/1/2031	225	252
Petro-Canada	4.000%	7/15/2013	725	657
Petro-Canada	7.875%	6/15/2026	325	381
Petro-Canada	7.000%	11/15/2028	275	298
Petro-Canada	5.350%	7/15/2033	275	241
Petro-Canada	5.950%	5/15/2035	350	334
Petro-Canada Financial Partnership	5.000%	11/15/2014	250	240
Phillips Petroleum Co.	8.750%	5/25/2010	575	642
Questar Market Resources	6.050%	9/1/2016	375	383
Shell International Finance	5.625%	6/27/2011	75	77
Suncor Energy, Inc.	5.950%	12/1/2034	275	280
Sunoco, Inc.	4.875%	10/15/2014	125	118
Talisman Energy, Inc.	5.125%	5/15/2015	100	96
Talisman Energy, Inc.	5.850%	2/1/2037	775	723
Tosco Corp.	8.125%	2/15/2030	1,525	1,976
Transocean Sedco Forex, Inc.	7.500%	4/15/2031	450	529
Valero Energy Corp.	6.875%	4/15/2012	1,300	1,382
Valero Energy Corp.	7.500%	4/15/2032	175	202
Weatherford International Inc.	6.500%	8/1/2036	800	817
XTO Energy, Inc.	6.250%	4/15/2013	500	518
XTO Energy, Inc.	5.000%	1/31/2015	125	119
XTO Energy, Inc.	5.300%	6/30/2015	250	243
Technology (0.4%)
Cisco Systems Inc.	5.250%	2/22/2011	1,450	1,456
Cisco Systems Inc.	5.500%	2/22/2016	1,750	1,762
Computer Sciences Corp.	3.500%	4/15/2008	175	170
Electronic Data Systems	7.125%	10/15/2009	125	131
Electronic Data Systems	6.500%	8/1/2013	275	278
Electronic Data Systems	7.450%	10/15/2029	100	110
First Data Corp.	3.375%	8/1/2008	685	663
First Data Corp.	3.900%	10/1/2009	250	241
First Data Corp.	4.500%	6/15/2010	550	537
First Data Corp.	4.850%	10/1/2014	125	121
First Data Corp.	4.950%	6/15/2015	225	218
Harris Corp.	5.000%	10/1/2015	550	518
Hewlett-Packard Co.	3.625%	3/15/2008	1,275	1,247
International Business Machines Corp.	5.375%	2/1/2009	175	176
International Business Machines Corp.	7.500%	6/15/2013	775	870
International Business Machines Corp.	7.000%	10/30/2025	450	513
International Business Machines Corp.	6.220%	8/1/2027	1,100	1,160
International Business Machines Corp.	7.125%	12/1/2096	125	145
Motorola, Inc.	7.625%	11/15/2010	401	435
Motorola, Inc.	8.000%	11/1/2011	100	112
Motorola, Inc.	7.500%	5/15/2025	350	405
Motorola, Inc.	6.500%	9/1/2025	125	131
Motorola, Inc.	6.500%	11/15/2028	175	185
Oracle Corp.	5.000%	1/15/2011	1,475	1,461
Oracle Corp.	5.250%	1/15/2016	1,000	981
Pitney Bowes Credit Corp.	5.750%	8/15/2008	1,125	1,138
Pitney Bowes, Inc.	4.875%	8/15/2014	75	73
Pitney Bowes, Inc.	4.750%	1/15/2016	1,000	948
Science Applications International Corp.	6.250%	7/1/2012	100	102
Science Applications International Corp.	5.500%	7/1/2033	100	88
Transportation (0.5%)
American Airlines, Inc.	7.024%	10/15/2009	1,175	1,204
American Airlines, Inc.	7.858%	10/1/2011	175	188
Burlington Northern Santa Fe Corp.	6.750%	7/15/2011	575	610
Burlington Northern Santa Fe Corp.	7.000%	12/15/2025	550	620
Burlington Northern Santa Fe Corp.	6.200%	8/15/2036	825	859
Canadian National Railway Co.	4.400%	3/15/2013	275	262
Canadian National Railway Co.	6.800%	7/15/2018	1,200	1,342
Canadian National Railway Co.	6.250%	8/1/2034	275	296
Canadian National Railway Co.	6.200%	6/1/2036	200	214
Canadian Pacific Rail	6.250%	10/15/2011	1,075	1,119
Canadian Pacific Rail	7.125%	10/15/2031	175	206
CNF, Inc.	6.700%	5/1/2034	275	273
2 Continental Airlines, Inc.	6.648%	9/15/2017	1,735	1,761
CSX Corp.	6.750%	3/15/2011	350	370
CSX Corp.	6.300%	3/15/2012	1,475	1,537
CSX Corp.	6.000%	10/1/2036	300	303
4 ERAC USA Finance Co.	7.350%	6/15/2008	525	541
FedEx Corp.	3.500%	4/1/2009	125	120
FedEx Corp.	5.500%	8/15/2009	525	529
Mass Transit Railway Corp.	7.500%	11/8/2010	275	298
Norfolk Southern Corp.	6.200%	4/15/2009	225	230
Norfolk Southern Corp.	6.750%	2/15/2011	1,150	1,215
Norfolk Southern Corp.	7.700%	5/15/2017	275	322
Norfolk Southern Corp.	9.750%	6/15/2020	633	858
Norfolk Southern Corp.	7.800%	5/15/2027	250	308
Norfolk Southern Corp.	7.050%	5/1/2037	550	642
Norfolk Southern Corp.	7.900%	5/15/2097	325	404
Ryder System Inc.	5.950%	5/2/2011	350	356
Southwest Airlines Co.	6.500%	3/1/2012	1,025	1,073
Southwest Airlines Co.	5.125%	3/1/2017	100	95
Union Pacific Corp.	7.250%	11/1/2008	525	545
Union Pacific Corp.	3.625%	6/1/2010	250	236
Union Pacific Corp.	6.125%	1/15/2012	100	103
Union Pacific Corp.	6.500%	4/15/2012	350	369
Union Pacific Corp.	6.625%	2/1/2029	175	193
Other (0.0%)
Black & Decker Corp.	7.125%	6/1/2011	500	532
Black & Decker Corp.	4.750%	11/1/2014	400	372
Cooper Industries, Inc.	5.250%	11/15/2012	550	545
Dover Corp.	4.875%	10/15/2015	175	169
Rockwell International Corp.	6.700%	1/15/2028	175	192

				396,949

Utilities (1.8%)
Electric (1.4%)
AEP Texas Central Co.	5.500%	2/15/2013	400	398
AEP Texas Central Co.	6.650%	2/15/2033	325	344
Alabama Power Co.	3.500%	11/15/2007	575	564
Alabama Power Co.	5.500%	10/15/2017	125	126
American Electric Power Co., Inc.	5.375%	3/15/2010	475	476
Arizona Public Service Co.	4.650%	5/15/2015	350	320
Boston Edison Co.	4.875%	4/15/2014	175	170
Carolina Power & Light Co.	6.500%	7/15/2012	1,500	1,581
CenterPoint Energy Houston	5.700%	3/15/2013	1,025	1,034
Cincinnati Gas & Electric Co.	5.700%	9/15/2012	225	227
Cleveland Electric Illumination Co.	7.880%	11/1/2017	175	206
Columbus Southern Power	5.850%	10/1/2035	500	488
Commonwealth Edison Co.	6.150%	3/15/2012	375	384
Connecticut Light & Power Co.	6.350%	6/1/2036	825	885
Consolidated Edison Co. of New York	4.875%	2/1/2013	175	171
Consolidated Edison Co. of New York	5.375%	12/15/2015	275	274
Consolidated Edison Co. of New York	5.500%	9/15/2016	800	803
Consolidated Edison Co. of New York	6.200%	6/15/2036	400	420
Constellation Energy Group, Inc.	6.125%	9/1/2009	300	307
Constellation Energy Group, Inc.	7.000%	4/1/2012	50	54
Constellation Energy Group, Inc.	4.550%	6/15/2015	700	645
Constellation Energy Group, Inc.	7.600%	4/1/2032	325	385
Consumers Energy Co.	4.250%	4/15/2008	525	516
Consumers Energy Co.	4.800%	2/17/2009	700	692
Consumers Energy Co.	5.000%	2/15/2012	350	342
Consumers Energy Co.	5.375%	4/15/2013	175	173
Detroit Edison Co.	6.125%	10/1/2010	275	283
Detroit Edison Co.	5.700%	10/1/2037	375	363
Dominion Resources, Inc.	6.250%	6/30/2012	350	362
Dominion Resources, Inc.	5.150%	7/15/2015	875	839
Dominion Resources, Inc.	6.300%	3/15/2033	75	75
Dominion Resources, Inc.	5.250%	8/1/2033	175	169
Dominion Resources, Inc.	5.950%	6/15/2035	425	413
Dominion Resources, Inc.	6.300%	9/30/2066	325	322
DTE Energy Co.	7.050%	6/1/2011	175	185
Duke Capital Corp.	7.500%	10/1/2009	250	264
Duke Capital Corp.	6.750%	2/15/2032	175	186
Duke Energy Corp.	6.250%	1/15/2012	1,675	1,750
El Paso Electric Co.	6.000%	5/15/2035	125	122
Energy East Corp.	6.750%	6/15/2012	550	578
Energy East Corp.	6.750%	7/15/2036	750	786
Entergy Gulf States, Inc.	3.600%	6/1/2008	275	267
Exelon Corp.	4.900%	6/15/2015	575	542
FirstEnergy Corp.	6.450%	11/15/2011	1,675	1,753
FirstEnergy Corp.	7.375%	11/15/2031	700	807
Florida Power & Light Co.	5.625%	4/1/2034	775	764
Florida Power & Light Co.	4.950%	6/1/2035	575	512
Florida Power & Light Co.	5.400%	9/1/2035	550	525
4 Florida Power & Light Co.	6.200%	6/1/2036	700	747
Florida Power & Light Co.	5.650%	2/1/2037	350	346
Florida Power Corp.	4.500%	6/1/2010	425	415
FPL Group Capital, Inc.	5.625%	9/1/2011	250	252
FPL Group Capital, Inc.	6.350%	10/1/2016	250	253
Jersey Central Power & Light	5.625%	5/1/2016	275	274
Kansas City Power & Light	6.050%	11/15/2035	175	172
MidAmerican Energy Co.	6.750%	12/30/2031	725	813
MidAmerican Energy Co.	5.750%	11/1/2035	275	274
MidAmerican Energy Holdings Co.	5.875%	10/1/2012	900	919
MidAmerican Energy Holdings Co.	5.000%	2/15/2014	175	169
4 MidAmerican Energy Holdings Co.	6.125%	4/1/2036	3,325	3,346
National Grid PLC	6.300%	8/1/2016	1,050	1,091
National Rural Utilities Cooperative Finance Corp.	3.875%	2/15/2008	600	590
National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/2012	1,650	1,804
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/2032	225	290
Niagara Mohawk Power Corp.	7.750%	10/1/2008	300	313
NiSource Finance Corp.	7.875%	11/15/2010	550	595
NiSource Finance Corp.	5.400%	7/15/2014	175	169
NiSource Finance Corp.	5.250%	9/15/2017	550	513
NiSource Finance Corp.	5.450%	9/15/2020	100	93
Northern States Power Co.	6.250%	6/1/2036	200	214
Ohio Edison	6.400%	7/15/2016	425	446
Ohio Power Co.	6.000%	6/1/2016	350	361
Oncor Electric Delivery Co.	6.375%	5/1/2012	675	698
Oncor Electric Delivery Co.	6.375%	1/15/2015	700	725
Oncor Electric Delivery Co.	7.250%	1/15/2033	125	142
Pacific Gas & Electric Co.	3.600%	3/1/2009	225	217
Pacific Gas & Electric Co.	4.200%	3/1/2011	225	216
Pacific Gas & Electric Co.	4.800%	3/1/2014	625	604
Pacific Gas & Electric Co.	6.050%	3/1/2034	2,450	2,464
PacifiCorp	6.900%	11/15/2011	500	538
PacifiCorp	7.700%	11/15/2031	250	308
PacifiCorp	5.250%	6/15/2035	175	161
Pepco Holdings, Inc.	6.450%	8/15/2012	825	854
Pepco Holdings, Inc.	7.450%	8/15/2032	175	199
PPL Energy Supply LLC	6.400%	11/1/2011	825	857
PPL Energy Supply LLC	6.200%	5/15/2016	550	570
Progress Energy, Inc.	7.100%	3/1/2011	1,075	1,150
Progress Energy, Inc.	7.750%	3/1/2031	350	424
Progress Energy, Inc.	7.000%	10/30/2031	50	56
PSE&G Power LLC	7.750%	4/15/2011	350	380
PSE&G Power LLC	6.950%	6/1/2012	450	477
PSE&G Power LLC	5.500%	12/1/2015	50	49
PSE&G Power LLC	8.625%	4/15/2031	75	97
PSI Energy Inc.	5.000%	9/15/2013	500	484
Public Service Co. of Colorado	4.375%	10/1/2008	800	787
Public Service Co. of Colorado	7.875%	10/1/2012	1,100	1,244
Public Service Co. of Colorado	5.500%	4/1/2014	275	277
Puget Sound Energy Inc.	5.483%	6/1/2035	100	92
Puget Sound Energy Inc.	6.274%	3/15/2037	650	661
SCANA Corp.	6.875%	5/15/2011	1,325	1,409
Southern California Edison Co.	5.000%	1/15/2014	1,175	1,148
Southern California Edison Co.	5.000%	1/15/2016	575	557
Southern California Edison Co.	6.650%	4/1/2029	250	270
Southern California Edison Co.	6.000%	1/15/2034	175	180
Southern California Edison Co.	5.750%	4/1/2035	225	223
Southern California Edison Co.	5.350%	7/15/2035	125	117
Southern California Edison Co.	5.625%	2/1/2036	125	122
Southern Power Co.	6.250%	7/15/2012	175	180
Tampa Electric Co.	6.550%	5/15/2036	400	431
Union Electric Co.	5.400%	2/1/2016	300	296
United Utilities PLC	5.375%	2/1/2019	875	835
Virginia Electric & Power Co.	5.400%	1/15/2016	1,000	986
Virginia Electric & Power Co.	6.000%	1/15/2036	350	350
Wisconsin Electric Power Co.	5.625%	5/15/2033	175	171
Xcel Energy, Inc.	7.000%	12/1/2010	125	132
Xcel Energy, Inc.	6.500%	7/1/2036	425	450
Natural Gas (0.4%)
AGL Capital Corp.	7.125%	1/14/2011	300	318
Atmos Energy Corp.	4.000%	10/15/2009	400	384
Atmos Energy Corp.	4.950%	10/15/2014	475	451
Boardwalk Pipelines LLC	5.500%	2/1/2017	125	122
CenterPoint Energy Resources	7.875%	4/1/2013	750	835
CenterPoint Energy Resources	6.150%	5/1/2016	275	282
Consolidated Natural Gas	6.250%	11/1/2011	950	978
Consolidated Natural Gas	5.000%	12/1/2014	675	643
Duke Energy Field Services	7.875%	8/16/2010	225	244
Duke Energy Field Services	8.125%	8/16/2030	275	339
Energy Transfer Partners LP	5.650%	8/1/2012	625	619
Energy Transfer Partners LP	5.950%	2/1/2015	175	175
Enterprise Products Operating LP	4.950%	6/1/2010	325	319
Enterprise Products Operating LP	5.600%	10/15/2014	875	856
Enterprise Products Operating LP	6.875%	3/1/2033	100	104
KeySpan Corp.	7.625%	11/15/2010	100	108
Kinder Morgan Energy Partners LP	7.125%	3/15/2012	1,150	1,220
Kinder Morgan Energy Partners LP	5.125%	11/15/2014	425	404
Kinder Morgan Energy Partners LP	7.300%	8/15/2033	450	488
Kinder Morgan Energy Partners LP	5.800%	3/15/2035	100	91
Kinder Morgan, Inc.	6.500%	9/1/2012	1,375	1,376
Kinder Morgan, Inc.	6.400%	1/5/2036	300	269
KN Energy, Inc.	7.250%	3/1/2028	275	266
Magellan Midstream Partners, LP	5.650%	10/15/2016	100	98
ONEOK Inc.	5.200%	6/15/2015	450	422
ONEOK Inc.	6.000%	6/15/2035	225	205
ONEOK Partners, LP	5.900%	4/1/2012	450	453
ONEOK Partners, LP	6.150%	10/1/2016	725	733
ONEOK Partners, LP	6.650%	10/1/2036	2,100	2,128
San Diego Gas & Electric	5.300%	11/15/2015	225	225
San Diego Gas & Electric	5.350%	5/15/2035	100	94
Sempra Energy	7.950%	3/1/2010	20	22
Southern California Gas Co.	5.750%	11/15/2035	350	351
Texas Gas Transmission	4.600%	6/1/2015	500	465
Trans-Canada Pipelines	4.000%	6/15/2013	675	624
Trans-Canada Pipelines	5.850%	3/15/2036	450	447

				78,057

Total Corporate Bonds
(Cost $1,250,313)				1,248,732

Sovereign Bonds (U.S. Dollar-Denominated) (2.9%)

African Development Bank	3.250%	8/1/2008	850	827
Asian Development Bank	4.125%	9/15/2010	200	195
Asian Development Bank	5.593%	7/16/2018	1,700	1,766
Bayerische Landesbank	2.875%	10/15/2008	450	431
Canadian Government	5.250%	11/5/2008	275	278
China Development Bank	4.750%	10/8/2014	575	551
China Development Bank	5.000%	10/15/2015	175	169
Corp. Andina de Fomento	5.200%	5/21/2013	375	367
Development Bank of Japan	4.250%	6/9/2015	175	165
Eksportfinans	4.750%	12/15/2008	1,300	1,292
Eksportfinans	5.500%	5/25/2016	2,350	2,425
European Investment Bank	3.125%	10/15/2007	1,700	1,671
European Investment Bank	3.500%	3/14/2008	1,300	1,276
European Investment Bank	3.875%	8/15/2008	2,300	2,263
European Investment Bank	4.500%	2/17/2009	125	124
European Investment Bank	4.000%	3/3/2010	775	754
European Investment Bank	4.125%	9/15/2010	1,500	1,459
European Investment Bank	5.250%	6/15/2011	2,700	2,740
European Investment Bank	4.625%	5/15/2014	3,025	2,960
Export-Import Bank of Korea	4.500%	8/12/2009	175	172
Export-Import Bank of Korea	4.625%	3/16/2010	175	171
Export-Import Bank of Korea	5.125%	3/16/2015	400	389
Federation of Malaysia	8.750%	6/1/2009	750	813
Federation of Malaysia	7.500%	7/15/2011	1,425	1,555
Financement Quebec	5.000%	10/25/2012	550	548
Hellenic Republic	6.950%	3/4/2008	675	692
Instituto de Credito Oficial	6.000%	5/19/2008	600	612
Inter-American Development Bank	6.375%	10/22/2007	800	812
Inter-American Development Bank	3.375%	3/17/2008	400	391
Inter-American Development Bank	5.375%	11/18/2008	275	279
Inter-American Development Bank	5.625%	4/16/2009	2,650	2,698
Inter-American Development Bank	8.500%	3/15/2011	575	654
Inter-American Development Bank	4.375%	9/20/2012	800	775
Inter-American Development Bank	4.250%	9/14/2015	75	71
Inter-American Development Bank	7.000%	6/15/2025	275	331
International Bank for Reconstruction & Development	4.125%	6/24/2009	1,025	1,008
International Bank for Reconstruction & Development	4.125%	8/12/2009	775	762
International Bank for Reconstruction & Development	8.875%	3/1/2026	450	644
International Finance Corp.	3.000%	4/15/2008	1,050	1,020
Japan Bank International	4.750%	5/25/2011	225	223
Japan Finance Corp.	5.875%	3/14/2011	1,000	1,039
Japan Finance Corp.	4.625%	4/21/2015	600	581
Korea Development Bank	3.875%	3/2/2009	550	533
Korea Development Bank	4.750%	7/20/2009	450	444
Korea Development Bank	4.625%	9/16/2010	625	611
Korea Development Bank	5.750%	9/10/2013	1,175	1,191
Korea Electric Power	7.750%	4/1/2013	775	871
Kreditanstalt fur Wiederaufbau	3.750%	1/24/2008	900	886
Kreditanstalt fur Wiederaufbau	4.625%	11/17/2008	1,400	1,392
Kreditanstalt fur Wiederaufbau	5.250%	5/19/2009	1,525	1,537
Kreditanstalt fur Wiederaufbau	4.250%	6/15/2010	4,200	4,110
Kreditanstalt fur Wiederaufbau	4.625%	1/20/2011	500	495
Kreditanstalt fur Wiederaufbau	4.125%	10/15/2014	625	592
Kreditanstalt fur Wiederaufbau	5.125%	3/14/2016	350	355
Landeskreditbank Baden-Wuerttemberg - Foerderbank	4.250%	9/15/2010	250	244
Landwirtschaftliche Rentenbank	3.375%	11/15/2007	850	836
Landwirtschaftliche Rentenbank	3.250%	6/16/2008	1,225	1,191
Landwirtschaftliche Rentenbank	3.875%	9/4/2008	1,175	1,151
Landwirtschaftliche Rentenbank	5.250%	7/15/2011	750	758
Landwirtschaftliche Rentenbank	4.875%	11/16/2015	275	271
Nordic Investment Bank	3.125%	4/24/2008	825	803
Oesterreichische Kontrollbank	4.250%	10/6/2010	725	710
Oesterreichische Kontrollbank	4.500%	3/9/2015	125	121
Ontario Hydro Electric	6.100%	1/30/2008	350	355
Pemex Project Funding Master Trust	8.500%	2/15/2008	675	698
Pemex Project Funding Master Trust	6.125%	8/15/2008	525	528
Pemex Project Funding Master Trust	7.875%	2/1/2009	1,350	1,413
Pemex Project Funding Master Trust	9.125%	10/13/2010	525	588
Pemex Project Funding Master Trust	8.000%	11/15/2011	700	769
Pemex Project Funding Master Trust	7.375%	12/15/2014	60	65
Pemex Project Funding Master Trust	5.750%	12/15/2015	1,110	1,082
Pemex Project Funding Master Trust	8.625%	2/1/2022	500	600
4 Pemex Project Funding Master Trust	6.625%	6/15/2035	1,225	1,201
Pemex Project Funding Master Trust	6.625%	6/15/2035	225	221
People's Republic of China	7.300%	12/15/2008	175	183
People's Republic of China	4.750%	10/29/2013	375	365
Petrobras International Finance	9.750%	7/6/2011	675	795
Province of British Columbia	5.375%	10/29/2008	1,170	1,182
Province of Manitoba	7.500%	2/22/2010	625	674
Province of New Brunswick	3.500%	10/23/2007	1,550	1,523
Province of Nova Scotia	5.750%	2/27/2012	225	232
Province of Ontario	5.500%	10/1/2008	2,875	2,905
Province of Ontario	3.625%	10/21/2009	625	602
Province of Ontario	5.125%	7/17/2012	525	528
Province of Ontario	5.450%	4/27/2016	1,575	1,615
Province of Quebec	5.750%	2/15/2009	800	813
Province of Quebec	5.000%	7/17/2009	1,375	1,373
Province of Quebec	6.125%	1/22/2011	850	883
Province of Quebec	4.600%	5/26/2015	275	263
Province of Quebec	5.000%	3/1/2016	850	836
Province of Quebec	7.500%	9/15/2029	1,075	1,367
Province of Saskatchewan	7.375%	7/15/2013	200	226
Quebec Hydro Electric	6.300%	5/11/2011	1,250	1,299
Quebec Hydro Electric	7.500%	4/1/2016	1,200	1,394
Quebec Hydro Electric	8.050%	7/7/2024	725	948
Region of Lombardy, Italy	5.804%	10/25/2032	225	229
Republic of Chile	7.125%	1/11/2012	925	1,002
Republic of Chile	5.500%	1/15/2013	175	177
Republic of Hungary	4.750%	2/3/2015	1,100	1,046
Republic of Italy	3.750%	12/14/2007	900	889
Republic of Italy	4.000%	6/16/2008	100	98
Republic of Italy	6.000%	2/22/2011	400	415
Republic of Italy	5.625%	6/15/2012	6,550	6,712
Republic of Italy	4.500%	1/21/2015	725	689
Republic of Italy	5.250%	9/20/2016	350	353
Republic of Italy	6.875%	9/27/2023	2,100	2,452
Republic of Italy	5.375%	6/15/2033	625	617
Republic of Korea	8.875%	4/15/2008	725	763
Republic of Korea	4.250%	6/1/2013	2,300	2,171
Republic of Korea	5.625%	11/3/2025	250	247
Republic of Poland	6.250%	7/3/2012	675	709
Republic of Poland	5.250%	1/15/2014	500	499
Republic of South Africa	7.375%	4/25/2012	1,100	1,189
Republic of South Africa	6.500%	6/2/2014	325	341
Republic of South Africa	8.500%	6/23/2017	500	603
State of Israel	4.625%	6/15/2013	225	214
Swedish Export Credit Corp.	4.125%	10/15/2008	625	615
Swedish Export Credit Corp.	4.000%	6/15/2010	450	435
United Mexican States	10.375%	2/17/2009	265	295
United Mexican States	9.875%	2/1/2010	975	1,112
United Mexican States	8.375%	1/14/2011	4,650	5,189
United Mexican States	7.500%	1/14/2012	203	223
United Mexican States	6.375%	1/16/2013	266	279
United Mexican States	6.625%	3/3/2015	47	50
United Mexican States	11.375%	9/15/2016	100	143
United Mexican States	5.625%	1/15/2017	3,425	3,386
United Mexican States	8.125%	12/30/2019	1,100	1,320
United Mexican States	8.300%	8/15/2031	2,350	2,926
United Mexican States	7.500%	4/8/2033	275	316
United Mexican States	6.750%	9/27/2034	1,925	2,038

Total Sovereign Bonds
(Cost $124,572)				124,323

Taxable Municipal Bonds (0.2%)

Illinois (Taxable Pension) GO	4.950%	6/1/2023	400	382
Illinois (Taxable Pension) GO	5.100%	6/1/2033	4,700	4,503
Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)	5.501%	5/1/2034	675	679
New Jersey Econ. Dev. Auth. State Pension Rev	7.425%	2/15/2029	500	621
New Jersey Turnpike Auth. Rev	4.252%	1/1/2016	10	9
New Jersey Turnpike Auth. Rev	4.252%	1/1/2016	290	273
Oregon (Taxable Pension) GO	5.762%	6/1/2023	225	236
Oregon (Taxable Pension) GO	5.892%	6/1/2027	450	472
Oregon School Board Assn	4.759%	6/30/2028	300	276
Oregon School Board Assn	5.528%	6/30/2028	100	101
Wisconsin Public Service Rev	4.800%	5/1/2013	275	270
Wisconsin Public Service Rev	5.700%	5/1/2026	275	282

Total Taxable Municipal Bonds
(Cost $8,101)				8,104

			Shares
Temporary Cash Investment (1.0%)

5 Vanguard Market Liquidity Fund, 5.306%
(Cost $44,046)	44,045,670			44,046

Total Investments (100.0%)
(Cost $4,270,967)				4,265,850

Other Assets and Liabilities—Net (0.0%)				(988)

Net Assets (100%)				4,264,862

1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2	The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
3	Adjustable-rate note.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the aggregate value of these securities was $12,438,000, representing 0.3% of net assets.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. GO - General Obligation Bond.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At September 30, 2006, the cost of investment securities for tax purposes was $4,270,967,000. Net unrealized depreciation of investment securities for tax purposes was $5,117,000, consisting of unrealized gains of $17,804,000 on securities that had risen in value since their purchase and $22,921,000 in unrealized losses on securities that had fallen in value since their purchase.

Swap Contracts: The fund has entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded.

At September 30, 2006, the fund had the following open swap contracts:

Total Return Swaps

Reference Entity/Termination Date	Dealer *	Notional Amount ($000)	Floating Interest Rate Paid**	Unrealized Appreciation (Depreciation) ($000)

Commercial Mortgage-Backed Securities Index
10/31/06	LBI	20,000	5.330%	106
11/30/06	BOA	46,000	5.222%	242
11/30/06	BOA	8,000	5.272%	42
11/30/06	LBI	18,000	5.330%	96
12/31/06	BOA	10,000	5.222%	52
12/31/06	BOA	34,000	5.322%	-
1/31/07	BOA	14,000	5.322%	72
4/30/07	LBI	14,000	5.330%	75
Federal Home Loan Mortgage Corp., 5.000% 30-Year
11/30/06	UBS	23,000	5.130%	93
12/31/06	UBS	10,000	4.960%	-
Federal Home Loan Mortgage Corp., 5.500% 30-Year
11/30/06	UBS	28,000	5.020%	124
12/31/06	UBS	14,000	5.000%	-
Federal Home Loan Mortgage Corp., 6.000% 30-Year
10/31/06	UBS	18,000	5.110%	207
11/30/06	UBS	25,000	5.130%	111
Federal Home Loan Mortgage Corp., 6.500% 30-Year
10/31/06	UBS	6,000	4.860%	40
Federal Home Loan Mortgage Corp., 7.000% 30-Year
10/31/06	UBS	4,000	4.780%	2
Federal National Mortgage Assn., 4.500% 15-Year
10/31/06	UBS	6,000	4.580%	65
11/30/06	UBS	11,000	5.050%	38
12/31/06	UBS	11,000	5.130%	-
Federal National Mortgage Assn., 5.000% 30-Year
10/31/06	UBS	3,000	5.150%	50

				1,415

*	BOA-Bank of America. LBI-Lehman Brothers International. UBS-UBS Warburg.
**	Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 17, 2006

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	November 17, 2006

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.